UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: April 30, 2012

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.4%)
U.S. Government Securities (2.2%)
1	United States Treasury Note/Bond	3.500%	2/15/39	52,850	57,285
	United States Treasury Note/Bond	3.750%	8/15/41	95,000	107,083
	United States Treasury Strip Principal	0.000%	2/15/36	80,000	37,600
	United States Treasury Strip Principal	0.000%	8/15/39	53,000	21,734
	United States Treasury Strip Principal	0.000%	8/15/41	100,000	37,648
					261,350
Agency Notes (0.2%)
2	Tennessee Valley Authority	5.250%	9/15/39	20,000	24,829
Total U.S. Government and Agency Obligations (Cost $260,659)					286,179
Corporate Bonds (75.7%)
Finance (22.9%)
	Banking (14.0%)
	American Express Co.	8.150%	3/19/38	16,985	25,712
	Bank of America Corp.	5.875%	2/7/42	20,635	20,340
	Bank of America NA	6.000%	10/15/36	52,750	51,122
	Bank One Corp.	7.750%	7/15/25	25,000	30,539
	Bank One Corp.	7.625%	10/15/26	25,950	31,390
	Bank One Corp.	8.000%	4/29/27	30,869	38,852
	Barclays Bank plc	5.140%	10/14/20	10,315	9,850
	Citigroup Inc.	4.500%	1/14/22	7,930	8,084
	Citigroup Inc.	6.625%	1/15/28	25,000	27,602
	Citigroup Inc.	6.625%	6/15/32	60,905	62,874
	Citigroup Inc.	5.875%	2/22/33	7,190	6,896
	Citigroup Inc.	6.000%	10/31/33	41,655	40,827
	Citigroup Inc.	5.850%	12/11/34	36,500	38,102
	Citigroup Inc.	6.125%	8/25/36	32,650	32,310
	Citigroup Inc.	5.875%	5/29/37	11,150	11,844
	Citigroup Inc.	6.875%	3/5/38	20,000	23,253
	Citigroup Inc.	8.125%	7/15/39	4,330	5,650
	Citigroup Inc.	5.875%	1/30/42	1,170	1,236
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	24,350	24,042
	Credit Suisse USA Inc.	7.125%	7/15/32	35,375	44,507
	Fifth Third Bancorp	8.250%	3/1/38	1,305	1,793
	Goldman Sachs Group Inc.	5.250%	7/27/21	8,630	8,709
	Goldman Sachs Group Inc.	6.125%	2/15/33	55,725	56,291
	Goldman Sachs Group Inc.	6.450%	5/1/36	58,000	56,163
	Goldman Sachs Group Inc.	6.750%	10/1/37	133,660	131,771
	Goldman Sachs Group Inc.	6.250%	2/1/41	37,000	37,155
4	HBOS plc	6.000%	11/1/33	23,515	17,815
	HSBC Bank USA NA	5.875%	11/1/34	50,700	52,685
	HSBC Bank USA NA	5.625%	8/15/35	29,775	29,800
	HSBC Holdings plc	4.000%	3/30/22	10,771	10,909
	HSBC Holdings plc	7.625%	5/17/32	21,200	24,011
	HSBC Holdings plc	6.500%	9/15/37	15,000	16,581
	HSBC Holdings plc	6.800%	6/1/38	84,249	94,546
	JPMorgan Chase & Co.	4.350%	8/15/21	10,000	10,456

	JPMorgan Chase & Co.	6.400%	5/15/38	93,150	112,675
	JPMorgan Chase & Co.	5.500%	10/15/40	19,500	21,452
	JPMorgan Chase & Co.	5.400%	1/6/42	22,135	23,718
3	JPMorgan Chase Capital XXII	6.450%	1/15/87	17,000	17,000
	JPMorgan Chase Capital XXV	6.800%	10/1/37	28,415	28,524
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	48,050	46,224
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	24,830	27,501
	Morgan Stanley	5.750%	1/25/21	7,960	7,856
	Morgan Stanley	5.500%	7/28/21	9,325	9,079
	Morgan Stanley	6.250%	8/9/26	12,850	12,632
	Morgan Stanley	7.250%	4/1/32	25,350	26,818
4	Nordea Bank AB	4.875%	5/13/21	6,511	6,130
	USB Capital XIII Trust	6.625%	12/15/39	11,740	11,884
	Wachovia Bank NA	5.850%	2/1/37	34,350	38,531
	Wachovia Bank NA	6.600%	1/15/38	61,225	75,329
	Wachovia Corp.	6.605%	10/1/25	30,000	35,104
	Wachovia Corp.	5.500%	8/1/35	19,830	20,523
	Wells Fargo & Co.	3.500%	3/8/22	11,830	11,975
	Wells Fargo Bank NA	5.950%	8/26/36	34,970	39,678

	Brokerage (0.2%)
4	FMR LLC	6.450%	11/15/39	25,300	27,853

	Finance Companies (3.1%)
	General Electric Capital Corp.	5.300%	2/11/21	14,960	16,418
	General Electric Capital Corp.	6.750%	3/15/32	121,995	147,499
	General Electric Capital Corp.	6.150%	8/7/37	11,500	13,261
	General Electric Capital Corp.	5.875%	1/14/38	100,905	112,529
	General Electric Capital Corp.	6.875%	1/10/39	57,420	72,309

	Insurance (5.4%)
	ACE Capital Trust II	9.700%	4/1/30	10,000	13,622
	Allstate Corp.	5.550%	5/9/35	14,075	15,709
	AXA Financial Inc.	7.000%	4/1/28	29,910	32,568
	Cigna Corp.	5.375%	2/15/42	12,840	13,544
4	Guardian Life Insurance Co. of America	7.375%	9/30/39	9,400	11,852
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,262	1,225
4	Jackson National Life Insurance Co.	8.150%	3/15/27	2,130	2,576
4	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	35,831
4	Liberty Mutual Insurance Co.	8.500%	5/15/25	23,335	28,986
[3,4] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	15,970	20,393
4	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	19,282	27,931
	MetLife Inc.	6.500%	12/15/32	8,990	11,087
4	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	45,659
	Munich Re America Corp.	7.450%	12/15/26	8,500	10,369
4	Nationwide Mutual Insurance Co.	9.375%	8/15/39	22,950	29,379
4	New York Life Insurance Co.	5.875%	5/15/33	50,275	58,130
4	Pacific Life Insurance Co.	9.250%	6/15/39	23,145	30,059
	Prudential Financial Inc.	5.750%	7/15/33	13,000	13,794
	Prudential Financial Inc.	5.400%	6/13/35	5,000	5,054
4	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	14,050	17,924
	UnitedHealth Group Inc.	5.800%	3/15/36	41,250	48,656
	UnitedHealth Group Inc.	6.625%	11/15/37	12,740	16,437
	UnitedHealth Group Inc.	6.875%	2/15/38	29,422	39,479
	UnitedHealth Group Inc.	5.950%	2/15/41	9,835	12,164
	UnitedHealth Group Inc.	4.625%	11/15/41	36,745	37,627

WellPoint Inc.	5.850%	1/15/36	16,450	19,537
WellPoint Inc.	6.375%	6/15/37	25,000	31,059
XL Group plc	6.375%	11/15/24	8,500	9,417

Real Estate Investment Trusts (0.2%)
Simon Property Group LP	6.750%	2/1/40	13,900	17,145

				2,703,432
Industrial (40.1%)
Basic Industry (0.3%)
Dow Chemical Co.	7.375%	11/1/29	8,450	11,104
Teck Resources Ltd.	5.200%	3/1/42	30,020	29,273

Capital Goods (2.7%)
3M Co.	6.375%	2/15/28	30,895	40,542
3M Co.	5.700%	3/15/37	15,000	19,594
Boeing Co.	6.125%	2/15/33	22,175	28,025
Boeing Co.	7.875%	4/15/43	8,000	12,251
Caterpillar Inc.	6.625%	7/15/28	30,000	38,994
Caterpillar Inc.	5.200%	5/27/41	17,595	20,838
Deere & Co.	7.125%	3/3/31	15,000	20,532
Lockheed Martin Corp.	6.150%	9/1/36	4,600	5,639
Raytheon Co.	4.700%	12/15/41	18,960	20,066
4 Siemens Financieringsmaatschappij NV	6.125%	8/17/26	21,030	26,117
United Technologies Corp.	7.500%	9/15/29	14,300	20,169
United Technologies Corp.	6.125%	7/15/38	34,000	42,342
United Technologies Corp.	5.700%	4/15/40	18,150	21,831

Communication (9.0%)
Alltel Corp.	6.800%	5/1/29	2,697	3,494
Alltel Corp.	7.875%	7/1/32	24,162	35,026
America Movil SAB de CV	6.125%	3/30/40	25,720	30,762
AT&T Inc.	6.500%	9/1/37	5,000	6,130
AT&T Inc.	6.300%	1/15/38	28,000	33,379
AT&T Inc.	6.550%	2/15/39	15,000	18,596
AT&T Inc.	5.350%	9/1/40	88,161	96,818
AT&T Inc.	5.550%	8/15/41	14,925	16,963
AT&T Mobility LLC	7.125%	12/15/31	12,000	15,614
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,550	5,896
BellSouth Corp.	6.875%	10/15/31	30,000	36,698
BellSouth Corp.	6.000%	11/15/34	40,000	44,118
BellSouth Telecommunications Inc.	7.000%	12/1/95	3,914	4,703
CBS Corp.	7.875%	9/1/23	4,325	5,523
CBS Corp.	7.875%	7/30/30	37,000	48,737
CenturyLink Inc.	7.650%	3/15/42	1,175	1,113
Comcast Corp.	5.650%	6/15/35	32,714	36,240
4 COX Communications Inc.	6.450%	12/1/36	10,000	11,851
4 COX Communications Inc.	8.375%	3/1/39	16,310	23,391
Deutsche Telekom International Finance BV	8.750%	6/15/30	17,530	24,217
4 Deutsche Telekom International Finance BV	4.875%	3/6/42	8,110	7,561
4 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	30,000	29,337
France Telecom SA	8.500%	3/1/31	44,675	60,602
GTE Corp.	6.940%	4/15/28	20,000	25,202
Indiana Bell Telephone Co. Inc.	7.300%	8/15/26	20,000	24,976
News America Inc.	6.400%	12/15/35	28,000	32,171
News America Inc.	6.900%	8/15/39	5,000	5,889

News America Inc.	7.900%	12/1/95	10,000	11,581
Pacific Bell Telephone Co.	7.125%	3/15/26	10,000	13,272
Telefonica Europe BV	8.250%	9/15/30	5,580	5,697
Time Warner Cable Inc.	6.550%	5/1/37	35,000	40,551
Verizon Communications Inc.	5.850%	9/15/35	35,000	41,404
Verizon Communications Inc.	6.250%	4/1/37	20,000	24,462
Verizon Communications Inc.	6.400%	2/15/38	48,849	60,945
Verizon Communications Inc.	6.900%	4/15/38	16,883	22,302
Verizon Communications Inc.	7.350%	4/1/39	15,950	22,035
Verizon Communications Inc.	6.000%	4/1/41	21,550	26,198
Verizon Global Funding Corp.	7.750%	12/1/30	29,750	41,103
Verizon Maryland Inc.	5.125%	6/15/33	12,000	12,292
Verizon New Jersey Inc.	8.000%	6/1/22	19,000	24,877
Verizon Pennsylvania Inc.	8.350%	12/15/30	6,260	7,947
Vodafone Group plc	6.150%	2/27/37	15,705	19,533

Consumer Cyclical (6.8%)
CVS Caremark Corp.	6.250%	6/1/27	27,335	33,573
CVS Caremark Corp.	6.125%	9/15/39	6,000	7,227
Daimler Finance North America LLC	8.500%	1/18/31	24,494	36,159
Historic TW Inc.	6.625%	5/15/29	14,775	17,662
Home Depot Inc.	5.875%	12/16/36	34,775	42,393
Home Depot Inc.	5.950%	4/1/41	20,000	24,899
Lowe's Cos. Inc.	6.500%	3/15/29	26,010	32,401
Lowe's Cos. Inc.	5.800%	10/15/36	9,300	10,856
McDonald's Corp.	6.300%	10/15/37	30,935	41,579
McDonald's Corp.	6.300%	3/1/38	36,635	49,273
McDonald's Corp.	5.700%	2/1/39	14,500	18,364
McDonald's Corp.	3.700%	2/15/42	2,715	2,557
Target Corp.	6.650%	8/1/28	15,000	18,791
Target Corp.	7.000%	7/15/31	20,000	26,952
Target Corp.	6.500%	10/15/37	15,850	20,573
Target Corp.	7.000%	1/15/38	36,480	49,680
Time Warner Inc.	7.625%	4/15/31	5,000	6,459
Time Warner Inc.	6.500%	11/15/36	10,000	11,809
Wal-Mart Stores Inc.	7.550%	2/15/30	51,000	74,730
Wal-Mart Stores Inc.	5.250%	9/1/35	2,000	2,282
Wal-Mart Stores Inc.	6.500%	8/15/37	39,000	51,290
Wal-Mart Stores Inc.	6.200%	4/15/38	76,150	99,533
Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	12,053
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	22,084
Wal-Mart Stores Inc.	5.000%	10/25/40	5,400	6,058
Wal-Mart Stores Inc.	5.625%	4/15/41	45,810	55,739
Walt Disney Co.	7.550%	7/15/93	25,900	33,606

Consumer Noncyclical (12.7%)
Abbott Laboratories	6.000%	4/1/39	33,870	42,633
Abbott Laboratories	5.300%	5/27/40	11,750	13,830
Altria Group Inc.	9.950%	11/10/38	19,000	29,910
Amgen Inc.	6.375%	6/1/37	30,000	35,294
Amgen Inc.	6.900%	6/1/38	14,575	18,415
Amgen Inc.	6.400%	2/1/39	10,030	11,974
Anheuser-Busch Cos. LLC	6.750%	12/15/27	3,500	4,457
Anheuser-Busch Cos. LLC	6.800%	8/20/32	6,900	9,256
Anheuser-Busch Cos. LLC	5.750%	4/1/36	11,460	14,288
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	47,155	74,951
Archer-Daniels-Midland Co.	5.765%	3/1/41	4,350	5,341

Archer-Daniels-Midland Co.	4.535%	3/26/42	33,274	34,141
AstraZeneca plc	6.450%	9/15/37	77,000	100,868
Becton Dickinson and Co.	7.000%	8/1/27	8,300	11,039
Becton Dickinson and Co.	6.700%	8/1/28	5,066	6,464
Bestfoods	6.625%	4/15/28	30,000	39,650
Bristol-Myers Squibb Co.	6.800%	11/15/26	10,000	13,772
4 Cargill Inc.	6.125%	4/19/34	1,880	2,237
4 Cargill Inc.	6.125%	9/15/36	27,045	32,477
Eli Lilly & Co.	5.500%	3/15/27	21,775	26,724
4 Express Scripts Holding Co.	6.125%	11/15/41	10,000	11,509
Gilead Sciences Inc.	5.650%	12/1/41	9,265	10,317
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	25,616
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	47,205	62,479
Johnson & Johnson	6.950%	9/1/29	22,457	31,067
Kaiser Foundation Hospitals	4.875%	4/1/42	25,666	26,989
Kellogg Co.	7.450%	4/1/31	21,620	28,858
Kimberly-Clark Corp.	6.625%	8/1/37	5,300	7,260
Kimberly-Clark Corp.	5.300%	3/1/41	17,000	20,536
Kraft Foods Inc.	6.500%	11/1/31	20,000	24,338
Kraft Foods Inc.	6.500%	2/9/40	8,000	10,019
Medtronic Inc.	6.500%	3/15/39	21,200	28,348
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	26,775	28,430
Merck & Co. Inc.	6.500%	12/1/33	30,320	41,652
Merck & Co. Inc.	5.750%	11/15/36	11,000	13,955
Merck & Co. Inc.	6.550%	9/15/37	42,200	59,440
Merck & Co. Inc.	5.850%	6/30/39	20,000	26,103
Pepsi Bottling Group Inc.	7.000%	3/1/29	17,000	23,284
PepsiCo Inc.	5.500%	1/15/40	28,350	33,889
PepsiCo Inc.	4.875%	11/1/40	14,375	16,062
PepsiCo Inc.	4.000%	3/5/42	23,672	23,155
Pfizer Inc.	7.200%	3/15/39	46,000	67,730
Pharmacia Corp.	6.750%	12/15/27	28,000	35,882
Philip Morris International Inc.	6.375%	5/16/38	31,340	40,658
Philip Morris International Inc.	4.500%	3/20/42	15,000	15,329
Procter & Gamble Co.	6.450%	1/15/26	27,000	35,878
Procter & Gamble Co.	5.500%	2/1/34	10,000	12,538
Procter & Gamble Co.	5.550%	3/5/37	7,000	9,001
4 Roche Holdings Inc.	7.000%	3/1/39	47,905	67,617
4 SABMiller Holdings Inc.	4.950%	1/15/42	10,000	10,601
4 Tesco plc	6.150%	11/15/37	24,520	29,371
Wyeth LLC	5.950%	4/1/37	72,150	92,489

Energy (3.7%)
Apache Corp.	4.750%	4/15/43	25,585	27,191
4 BG Energy Capital plc	5.125%	10/15/41	20,800	23,027
Burlington Resources Finance Co.	7.400%	12/1/31	25,000	34,580
ConocoPhillips	7.000%	3/30/29	13,150	17,017
ConocoPhillips	5.900%	10/15/32	20,300	25,366
ConocoPhillips	6.500%	2/1/39	65,735	88,741
ConocoPhillips Holding Co.	6.950%	4/15/29	2,660	3,616
Encana Corp.	6.500%	8/15/34	15,463	16,668
Encana Corp.	5.150%	11/15/41	8,145	7,722
Hess Corp.	5.600%	2/15/41	3,100	3,348
Marathon Oil Corp.	6.600%	10/1/37	9,300	11,634
Shell International Finance BV	6.375%	12/15/38	75,000	102,217
Shell International Finance BV	5.500%	3/25/40	6,300	7,858
Texaco Capital Inc.	8.625%	11/15/31	13,000	20,549

Tosco Corp.	7.800%	1/1/27	15,000	20,820
Tosco Corp.	8.125%	2/15/30	20,000	28,971

Other Industrial (0.5%)
4 Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	36,060	37,181
Massachusetts Institute of Technology GO	5.600%	7/1/11	21,000	27,518

Technology (3.5%)
Cisco Systems Inc.	5.900%	2/15/39	39,000	48,236
Hewlett-Packard Co.	4.650%	12/9/21	17,750	18,687
Hewlett-Packard Co.	6.000%	9/15/41	54,185	59,904
HP Enterprise Services LLC	7.450%	10/15/29	6,368	7,800
Intel Corp.	4.800%	10/1/41	29,080	31,659
International Business Machines Corp.	7.000%	10/30/25	50,400	68,831
International Business Machines Corp.	5.600%	11/30/39	31,250	39,083
Microsoft Corp.	5.300%	2/8/41	12,175	15,039
Oracle Corp.	6.500%	4/15/38	43,833	57,845
Oracle Corp.	6.125%	7/8/39	14,559	18,523
Oracle Corp.	5.375%	7/15/40	35,415	41,744

Transportation (0.9%)
Burlington Northern Santa Fe LLC	6.875%	12/1/27	25,000	31,784
Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,200	5,192
Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,455	4,956
Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,000	9,807
CSX Corp.	4.400%	3/1/43	26,085	25,072
4 ERAC USA Finance LLC	7.000%	10/15/37	14,621	17,140
4 ERAC USA Finance LLC	5.625%	3/15/42	6,425	6,358
				4,734,910
Utilities (12.7%)
Electric (11.5%)
Alabama Power Co.	5.700%	2/15/33	12,800	15,549
Alabama Power Co.	6.000%	3/1/39	5,475	7,054
Alabama Power Co.	5.500%	3/15/41	13,015	16,190
Alabama Power Co.	5.200%	6/1/41	15,000	17,511
Appalachian Power Co.	6.700%	8/15/37	50,000	63,238
Carolina Power & Light Co.	5.700%	4/1/35	7,500	9,352
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	19,269
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,600	10,690
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,563
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	18,000	23,531
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	18,067
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	7,678
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,770	9,867
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,665	10,907
Consolidated Natural Gas Co.	6.800%	12/15/27	1,401	1,638
Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	66,242
Duke Energy Carolinas LLC	4.250%	12/15/41	16,000	16,499
Duke Energy Indiana Inc.	6.120%	10/15/35	4,895	5,709
Duke Energy Indiana Inc.	6.350%	8/15/38	4,000	5,386
Duke Energy Indiana Inc.	4.200%	3/15/42	14,100	14,129
4 Enel Finance International NV	6.800%	9/15/37	6,175	5,810
4 Enel Finance International NV	6.000%	10/7/39	3,579	3,072
Florida Power & Light Co.	5.625%	4/1/34	16,275	19,873
Florida Power & Light Co.	5.400%	9/1/35	13,380	16,140
Florida Power & Light Co.	5.690%	3/1/40	7,350	9,168
Florida Power & Light Co.	5.250%	2/1/41	15,830	18,954

Florida Power Corp.	6.750%	2/1/28	22,375	26,612
Georgia Power Co.	5.950%	2/1/39	27,960	35,156
Georgia Power Co.	5.400%	6/1/40	6,900	8,133
Georgia Power Co.	4.750%	9/1/40	9,555	10,408
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	15,895	17,101
MidAmerican Energy Holdings Co.	6.125%	4/1/36	18,100	22,114
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	59,540	85,407
Northern States Power Co.	6.200%	7/1/37	40,000	53,584
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	15,609
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	6,872	8,831
4 Oncor Electric Delivery Co. LLC	4.550%	12/1/41	12,500	11,585
Pacific Gas & Electric Co.	6.050%	3/1/34	36,240	44,819
Pacific Gas & Electric Co.	5.800%	3/1/37	8,862	10,697
Pacific Gas & Electric Co.	6.350%	2/15/38	5,655	7,264
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	45,849
Pacific Gas & Electric Co.	5.400%	1/15/40	19,800	22,854
PacifiCorp	6.100%	8/1/36	15,000	19,206
PacifiCorp	6.250%	10/15/37	7,815	10,249
PacifiCorp	6.350%	7/15/38	20,000	26,338
PacifiCorp	6.000%	1/15/39	34,100	43,780
PacifiCorp	4.100%	2/1/42	18,070	17,953
PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	13,458
PPL Electric Utilities Corp.	5.200%	7/15/41	3,375	4,011
PSEG Power LLC	8.625%	4/15/31	19,005	27,656
Public Service Electric & Gas Co.	5.375%	11/1/39	10,000	12,247
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	13,528
Puget Sound Energy Inc.	6.274%	3/15/37	4,700	6,085
Puget Sound Energy Inc.	5.795%	3/15/40	18,500	23,327
Puget Sound Energy Inc.	5.764%	7/15/40	4,520	5,649
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	45,379
South Carolina Electric & Gas Co.	6.050%	1/15/38	8,600	10,743
Southern California Edison Co.	6.000%	1/15/34	20,095	25,826
Southern California Edison Co.	5.625%	2/1/36	5,000	6,143
Southern California Edison Co.	5.950%	2/1/38	10,000	12,948
Southern California Edison Co.	4.500%	9/1/40	12,000	12,973
Southern California Edison Co.	3.900%	12/1/41	5,425	5,333
Southern California Edison Co.	4.050%	3/15/42	7,625	7,615
Tampa Electric Co.	6.150%	5/15/37	35,000	44,565
Virginia Electric and Power Co.	6.000%	5/15/37	60,105	77,564
Virginia Electric and Power Co.	6.350%	11/30/37	11,170	14,939
Virginia Electric and Power Co.	8.875%	11/15/38	5,000	8,204
Xcel Energy Inc.	6.500%	7/1/36	5,000	6,581

Natural Gas (1.2%)
KeySpan Corp.	5.875%	4/1/33	12,000	13,781
KeySpan Corp.	5.803%	4/1/35	10,000	11,388
Sempra Energy	6.000%	10/15/39	20,000	24,673
Texas Eastern Transmission LP	7.000%	7/15/32	17,000	21,911
TransCanada PipeLines Ltd.	7.625%	1/15/39	50,300	72,867

				1,497,029
Total Corporate Bonds (Cost $7,628,522)				8,935,371
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
4 CDP Financial Inc.	5.600%	11/25/39	15,000	18,055
4 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	9,620	11,231

4 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	14,140	14,143
4 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	16,540	19,449
4 Electricite de France SA	6.950%	1/26/39	19,050	22,839
Inter-American Development Bank	3.875%	10/28/41	28,400	29,300
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	30,550	36,346
Statoil ASA	5.100%	8/17/40	12,550	14,301
Statoil ASA	4.250%	11/23/41	10,000	10,173
Total Sovereign Bonds (Cost $159,506)				175,837
Taxable Municipal Bonds (17.8%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	58,835	66,861
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	725	955
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	17,420	21,815
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	50,115	67,630
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	19,710	26,385
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	19,051
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	12,800	15,828
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	8,665	10,079
California GO	7.500%	4/1/34	32,655	42,052
California GO	7.550%	4/1/39	45,725	60,466
California GO	7.300%	10/1/39	119,045	153,463
California GO	7.625%	3/1/40	34,960	46,591
California GO	7.600%	11/1/40	45,715	60,920
California Public Works Board Lease Revenue	8.361%	10/1/34	5,535	6,888
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	3,710	4,691
5 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	25,000	26,887
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,740	2,327
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,200	2,599
Duke University North Carolina Revenue	5.850%	4/1/37	38,850	50,120
Illinois GO	5.877%	3/1/19	19,220	21,549
Illinois GO	4.950%	6/1/23	1,375	1,413
Illinois GO	5.100%	6/1/33	189,365	179,520
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	15,235	18,786
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	170	203
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	11,850	14,710
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	33,980	47,488
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	4,155	5,731
Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	22,912
Los Angeles CA Unified School District GO	5.750%	7/1/34	9,090	10,659
Los Angeles CA Unified School District GO	6.758%	7/1/34	57,235	73,568
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	15,100	18,574

6 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	50,002	64,199
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	51,649	74,899
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	63,055	88,163
New York City NY Municipal Water Finance
Authority	6.282%	6/15/42	7,225	8,298
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	11,280	14,408
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	12,915	17,361
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	3,480	4,669
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	35,980	47,059
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	3,975	4,758
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	59,245	85,498
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,305	6,495
New York State Dormitory Authority	5.600%	3/15/40	2,000	2,435
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	7,325	8,516
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	18,520	22,248
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	25,935	33,925
Ohio State University General Receipts
Revenue	4.910%	6/1/40	12,345	14,308
Ohio State University General Receipts
Revenue	4.800%	6/1/11	37,471	39,334
5 Oregon Community College District Revenue	5.440%	6/30/23	10,595	11,958
7 Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,791
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	7,795	9,966
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	19,700	24,625
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	13,195	16,149
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	2,245	2,748
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	42,380	47,004
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	61,368	70,385
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	18,525	21,440
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	10,035	13,110
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	13,375	14,108
San Francisco CA City & County Public Utility
Commission Water Revenue	6.950%	11/1/50	13,325	18,598
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	9,885	13,767
State of California	6.509%	4/1/39	28,365	31,480
State of Connecticut	5.770%	3/15/25	20,365	25,778

State of New York	5.590%	3/1/35	10,000	11,995
Texas GO	5.517%	4/1/39	4,805	6,140
Texas Transportation Commission Revenue	5.178%	4/1/30	4,090	4,925
Texas Transportation Commission Revenue	4.631%	4/1/33	6,255	7,074
University of California Regents Medical
Center Revenue	6.548%	5/15/48	6,495	8,293
University of California Regents Medical
Center Revenue	6.583%	5/15/49	4,830	6,211
University of California Revenue	5.770%	5/15/43	5,155	6,294
University of California Revenue	4.858%	5/15/12	42,625	43,512
Washington GO	5.481%	8/1/39	8,890	11,097
5 Wisconsin GO	5.700%	5/1/26	23,025	26,731
Total Taxable Municipal Bonds (Cost $1,833,866)				2,107,473
Temporary Cash Investment (1.7%)
Repurchase Agreement (1.7%)
Bank of America Securities, LLC
(Dated 4/30/12, Repurchase Value
$202,701,000, Collateralized by Federal
Home Loan Mortgage Corp. 4.500%,
8/1/41, and Federal National Mortgage
Assn. 4.500%, 1/1/31) (Cost $202,700)	0.200%	5/1/12	202,700	202,700
Total Investments (99.1%) (Cost $10,085,253)				11,707,560
Other Assets and Liabilities-Net (0.9%)[8]				102,062
Net Assets (100%)				11,809,622

1 Securities with a value of $1,594,000 have been segregated as collateral for open swap contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $802,477,000, representing 6.8% of net assets.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
6 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
8 Cash of $3,966,000, has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Long-Term Investment-Grade Fund

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2012	1258	179,737	1,084
10-Year U.S. Treasury Note	June 2012	403	53,309	384

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline

Long-Term Investment-Grade Fund

below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(Paid)	($000)
Credit Protection Sold/Moody’s Rating
CDX - IG11 - 10yr/Baa1[2]	12/20/18	GSI	198,400	4,241	1.400%	7,133
CDX - IG14 - 10yr/Baa1[3]	6/20/20	BOANA	100,000	163	1.000%	(326)
CDX - IG16 - 10yr/Baa1[4]	6/20/21	GSI	200,000	4,187	1.000%	873
Credit Protection Purchased
XL Capital Ltd.	12/20/13	GSI	8,500	(1,318)	(5.000%)	(1,124)
						6,556

1 GSI—Goldman Sachs International.
BOANA—Bank of America, N.A.
Investment Grade Corporate Credit Default Swap 2 Index-Version 11
Investment Grade Corporate Credit Default Swap 3 Index-Version 14
Investment Grade Corporate Credit Default Swap 4 Index-Version 16

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	286,179	—
Corporate Bonds	—	8,935,371	—

Long-Term Investment-Grade Fund

Sovereign Bonds	—	175,837	—
Taxable Municipal Bonds	—	2,107,473	—
Temporary Cash Investments	—	202,700	—
Futures Contracts—Assets[1]	247	—	—
Swap Contracts—Assets	—	8,006	—
Swap Contracts—Liabilities	—	(1,450)	—
Total	247	11,714,116	—
1 Represents variation margin on the last day of the reporting period.

F. At April 30, 2012, the cost of investment securities for tax purposes was $10,085,253,000. Net unrealized appreciation of investment securities for tax purposes was $1,622,307,000, consisting of unrealized gains of $1,642,102,000 on securities that had risen in value since their purchase and $19,795,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of April 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
Conventional Mortgage-Backed Securities (98.9%)
1,2,3Fannie Mae Pool		3.000%	5/1/27	300,000	313,032
[1,2] Fannie Mae Pool		4.170%	6/1/21	8,579	9,667
[1,2] Fannie Mae Pool		4.180%	6/1/21	10,664	12,025
[1,2] Fannie Mae Pool		4.200%	5/1/21	15,837	17,877
[1,2] Fannie Mae Pool		4.210%	5/1/21	8,797	9,939
[1,2] Fannie Mae Pool		4.230%	6/1/21	32,083	36,300
[1,2] Fannie Mae Pool		4.260%	6/1/21	22,124	25,084
[1,2] Fannie Mae Pool		4.280%	6/1/21	5,719	6,493
[1,2] Fannie Mae Pool		4.295%	6/1/21	112,000	126,351
[1,2] Fannie Mae Pool		4.320%	4/1/21–6/1/21	7,300	8,310
[1,2] Fannie Mae Pool		4.360%	4/1/21	2,964	3,381
[1,2] Fannie Mae Pool		4.370%	2/1/20–5/1/21	24,434	27,873
[1,2] Fannie Mae Pool		4.390%	5/1/21	10,801	12,340
[1,2] Fannie Mae Pool		4.410%	5/1/21	7,588	8,674
[1,2] Fannie Mae Pool		4.420%	5/1/21	4,294	4,911
[1,2] Fannie Mae Pool		4.440%	5/1/21	1,583	1,812
[1,2] Fannie Mae Pool		4.480%	6/1/21	4,328	4,963
[1,2] Fannie Mae Pool		4.500%	3/1/20	1,904	2,177
[1,2] Fannie Mae Pool		4.510%	5/1/21	49,412	56,711
[1,2] Fannie Mae Pool		4.530%	6/1/21	27,465	31,551
[1,2] Fannie Mae Pool		4.540%	6/1/21	26,520	30,480
[1,2] Fannie Mae Pool		5.000%	11/1/40–4/1/41	29,085	31,678
[1,2] Fannie Mae Pool		6.000%	7/1/22	27	30
1,2,3Freddie Mac Gold Pool		3.500%	5/1/42	600,000	621,750
1,2,3Freddie Mac Gold Pool		4.500%	6/1/42–7/1/42	206,000	225,224
[1,3] Ginnie Mae I Pool		3.000%	5/1/42–7/1/42	163,000	166,088
[1,3] Ginnie Mae I Pool		3.500%	4/15/39–5/1/42	878,116	926,379
[1,3] Ginnie Mae I Pool		4.000%	6/15/19–5/1/42	5,816,686	6,303,586
1	Ginnie Mae I Pool	4.500%	5/15/19–6/1/42	6,151,214	6,745,930
[1,3] Ginnie Mae I Pool		5.000%	1/15/30–6/1/42	5,475,530	6,080,428
1	Ginnie Mae I Pool	5.500%	4/15/13–5/1/42	4,660,712	5,228,130
1	Ginnie Mae I Pool	6.000%	10/15/16–6/15/41	2,035,809	2,312,763
[1,3] Ginnie Mae I Pool		6.500%	11/15/12–3/1/42	2,013,622	2,315,513
1	Ginnie Mae I Pool	7.000%	11/15/31–12/15/36	168,886	195,786
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	81	94
1	Ginnie Mae I Pool	7.500%	10/15/31	61,610	71,964
1	Ginnie Mae I Pool	7.750%	2/15/27	59	69
1	Ginnie Mae I Pool	8.000%	8/15/31	26,933	31,558
1	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	5,936	6,251
1	Ginnie Mae I Pool	9.000%	3/15/14–5/15/21	3,705	3,897
1	Ginnie Mae I Pool	9.250%	9/15/16–7/15/17	23	24
1	Ginnie Mae I Pool	9.500%	12/15/13–9/15/21	2,188	2,317
1	Ginnie Mae I Pool	10.000%	2/15/14–7/15/19	99	101
1	Ginnie Mae I Pool	11.000%	7/15/13–2/15/18	4	4
1	Ginnie Mae I Pool	11.500%	1/15/13–8/15/13	8	8
1	Ginnie Mae I Pool	13.500%	12/15/14	3	3
[1,3] Ginnie Mae II Pool		3.000%	4/20/42–7/1/42	103,357	105,278
1	Ginnie Mae II Pool	4.000%	6/20/39	25,318	27,505
1	Ginnie Mae II Pool	4.500%	12/20/32–4/20/42	3,039,121	3,330,714

[1,3] Ginnie Mae II Pool		5.000%	10/20/32–5/1/42	2,163,570	2,395,755
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	348,627	387,963
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	281,093	315,120
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	66,848	76,408
1	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	890	1,058
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	341	395
1	Ginnie Mae II Pool	8.000%	12/20/15–9/20/16	52	52
1	Ginnie Mae II Pool	8.500%	3/20/16–1/20/17	409	441
1	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	116	133
1	Ginnie Mae II Pool	10.000%	7/20/14–8/20/18	29	32
1	Ginnie Mae II Pool	11.000%	6/20/14–2/20/16	8	9
1	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	24	25
1	Ginnie Mae II Pool	11.500%	1/20/14–11/20/15	7	8
1	Ginnie Mae II Pool	12.000%	6/20/14–12/20/15	17	18
1	Ginnie Mae II Pool	12.500%	5/20/14–7/20/15	7	8
1	Ginnie Mae II Pool	13.000%	9/20/13–11/20/14	4	5
1	Ginnie Mae II Pool	13.500%	8/20/14–10/20/14	3	4
					38,660,457
Nonconventional Mortgage-Backed Securities (0.8%)
[1,2] Fannie Mae Pool		4.240%	1/1/20	2,750	3,099
[1,2] Fannie Mae Pool		4.430%	3/1/20	2,047	2,335
[1,2] Fannie Mae Pool		4.570%	5/1/19	5,755	6,577
[1,4] Ginnie Mae REMICS		0.439%	2/20/37	18,722	18,541
1	Ginnie Mae REMICS	5.000%	2/16/37–6/16/37	147,637	162,777
1	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	39,279	44,777
1	Ginnie Mae REMICS	6.000%	10/20/39	75,293	82,453
1	Ginnie Mae REMICS	6.500%	4/20/31	4,232	4,629
					325,188
Total U.S. Government and Agency Obligations (Cost $37,151,680)					38,985,645
Temporary Cash Investments (3.8%)
Repurchase Agreements (3.8%)
	Bank of America Securities, LLC
	(Dated 4/30/12, Repurchase Value
	$38,000,000, Collateralized by Federal
	Home Loan Bank 0.160% - 0.280%, 2/8/13
	- 3/16/13)	0.200%	5/1/12	38,000	38,000
	Barclays Capital Inc.
	(Dated 4/30/12, Repurchase Value
	$100,201,000, Collateralized by Federal
	Home Loan Mortgage Corp. 4.500%,
	9/1/2041, and Federal National Mortgage
	Assn. 4.000%, 4/1/41)	0.200%	5/1/12	100,200	100,200
	Credit Suisse Securities (USA), LLC
	(Dated 4/30/12, Repurchase Value
	$440,502,000, Collateralized by U.S.
	Treasury Note/Bond 1.500% - 3.375%,
	7/15/12 - 11/15/19)	0.170%	5/1/12	440,500	440,500
	HSBC Bank USA
	(Dated 4/30/12, Repurchase Value
	$276,902,000, Collateralized by Federal
	National Mortgage Assn. 3.500% - 4.000%,
	12/1/26 - 11/1/41)	0.210%	5/1/12	276,900	276,900

JPMorgan Securities Inc.
(Dated 4/30/12, Repurchase Value
$84,200,000, Collateralized by Federal
Home Loan Mortgage Corp. 2.041% -
6.206%, 6/1/24 - 4/1/41)	0.200%	5/1/12	84,200	84,200
Morgan Stanley & Co., Inc.
(Dated 4/30/12, Repurchase Value
$181,101,000, Collateralized by Federal
National Mortgage Assn. 3.500% - 5.000%,
12/1/25 - 10/1/41)	0.210%	5/1/12	181,100	181,100
RBC Capital Markets LLC
(Dated 4/30/12, Repurchase Value
$292,302,000, Collateralized by Federal
Home Loan Mortgage Corp. 3.000%,
2/1/27, and Federal National Mortgage
Assn. 2.519% - 4.000%, 6/1/36 - 11/1/41)	0.190%	5/1/12	292,300	292,300
RBS Securities, Inc.
(Dated 4/30/12, Repurchase Value
$81,800,000, Collateralized by Federal
Home Loan Bank 0.240%, 4/16/13, Federal
Home Loan Mortgage Corp. 0.375%,
10/30/13, and Federal National Mortgage
Assn. 1.050%, 9/3/13)	0.180%	5/1/12	81,800	81,800
Total Temporary Cash Investments (Cost $1,495,000)				1,495,000
Total Investments (103.5%) (Cost $38,646,680)				40,480,645
Other Assets and Liabilities-Net (-3.5%)[5]				(1,383,450)
Net Assets (100%)				39,097,195

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012.
4 Adjustable-rate security.
5 Cash of $4,848,000, has been segregated as initial margin for open futures contracts.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes

GNMA Fund

principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	38,985,645	—
Temporary Cash Investments	—	1,495,000	—
Futures Contracts—Assets[1]	551	—	—
Total	551	40,480,645	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

GNMA Fund

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2012	4,407	582,963	16,847

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At April 30, 2012, the cost of investment securities for tax purposes was $38,707,976,000. Net unrealized appreciation of investment securities for tax purposes was $1,772,669,000, consisting of unrealized gains of $1,776,793,000 on securities that had risen in value since their purchase and $4,124,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.0%)
U.S. Government Securities (7.9%)
1	United States Treasury Note/Bond	1.375%	1/15/13	300,000	302,484
	United States Treasury Note/Bond	0.625%	1/31/13	50,000	50,164
	United States Treasury Note/Bond	1.375%	2/15/13	20,000	20,184
	United States Treasury Note/Bond	1.750%	4/15/13	100,000	101,469
	United States Treasury Note/Bond	0.375%	6/30/13	14,826	14,852
	United States Treasury Note/Bond	3.375%	7/31/13	90,900	94,451
	United States Treasury Note/Bond	2.000%	11/30/13	200,000	205,500
	United States Treasury Note/Bond	1.250%	2/15/14	24,760	25,197
	United States Treasury Note/Bond	0.750%	6/15/14	55,226	55,761
	United States Treasury Note/Bond	0.250%	9/15/14	60,000	59,897
	United States Treasury Note/Bond	2.375%	10/31/14	250,000	262,578
	United States Treasury Note/Bond	0.375%	11/15/14	150,000	150,141
	United States Treasury Note/Bond	2.625%	12/31/14	265,000	280,900
1,2	United States Treasury Note/Bond	2.250%	1/31/15	250,000	262,772
	United States Treasury Note/Bond	0.250%	2/15/15	250,000	249,140
	United States Treasury Note/Bond	2.375%	2/28/15	180,000	190,013
	United States Treasury Note/Bond	0.375%	3/15/15	63,500	63,510
	United States Treasury Note/Bond	2.500%	3/31/15	280,000	296,976
	United States Treasury Note/Bond	0.375%	4/15/15	350,000	349,944
	United States Treasury Note/Bond	1.250%	8/31/15	363	373
	United States Treasury Note/Bond	3.000%	9/30/16	30,000	32,991
	United States Treasury Note/Bond	0.875%	11/30/16	1,000	1,007
	United States Treasury Note/Bond	1.250%	4/30/19	24,000	23,876
					3,094,180
Conventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	6.000%	12/1/16–5/1/17	6,525	7,026
3,4	Fannie Mae Pool	6.500%	9/1/16	5,163	5,532
3,4	Fannie Mae Pool	7.000%	4/1/13	5	5
3,4	Fannie Mae Pool	7.500%	3/1/15	19	19
3,4	Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	3,392	3,657
					16,239
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5Fannie Mae Pool		2.125%	12/1/32	890	917
3,4,5Fannie Mae Pool		2.310%	7/1/32	748	797
3,4,5Fannie Mae Pool		2.340%	9/1/32	232	248
3,4,5Fannie Mae Pool		2.375%	6/1/33	6,110	6,480
3,4,5Fannie Mae Pool		2.452%	5/1/33	5,667	6,014
3,4,5Fannie Mae Pool		2.500%	9/1/32	387	408
3,4,5Fannie Mae Pool		2.535%	8/1/33	7,198	7,503
3,4,5Fannie Mae Pool		2.582%	7/1/33	6,828	7,058
3,4,5Fannie Mae Pool		2.687%	5/1/33	1,136	1,214
3,4,5Fannie Mae Pool		2.821%	2/1/37	2,301	2,542
3,4,5Fannie Mae Pool		5.170%	8/1/37	724	766
3,4,5Freddie Mac Non Gold Pool		2.375%	8/1/32	1,473	1,532
3,4,5Freddie Mac Non Gold Pool		2.379%	9/1/32	957	1,044
3,4,5Freddie Mac Non Gold Pool		2.390%	8/1/32	1,027	1,100
3,4,5Freddie Mac Non Gold Pool		2.643%	9/1/32	1,458	1,499
3,4,5Freddie Mac Non Gold Pool		2.711%	10/1/32–8/1/33	2,583	2,777

3,4,5Freddie Mac Non Gold Pool		2.937%	1/1/33	878	954
3,4,5Freddie Mac Non Gold Pool		3.086%	2/1/33	800	830
3,4	Freddie Mac Non Gold Pool	5.674%	8/1/37	4,759	4,941
					48,624
Total U.S. Government and Agency Obligations (Cost $3,154,825)					3,159,043
Asset-Backed/Commercial Mortgage-Backed Securities (17.9%)
3	Ally Auto Receivables Trust	2.090%	5/15/15	49,000	49,972
3	Ally Auto Receivables Trust	1.350%	12/15/15	15,000	15,180
3	Ally Auto Receivables Trust	2.230%	3/15/16	70,500	72,757
3	Ally Auto Receivables Trust	1.210%	7/15/16	14,300	14,403
3,6	Ally Auto Receivables Trust	2.690%	2/15/17	18,850	19,389
3,6	Ally Master Owner Trust	3.470%	4/15/15	20,545	20,885
3,6	Ally Master Owner Trust	3.870%	4/15/15	10,900	11,080
3,6	Ally Master Owner Trust	4.250%	4/15/17	2,600	2,815
3,6	Ally Master Owner Trust	4.590%	4/15/17	15,500	16,634
3,5	Ally Master Owner Trust	1.310%	8/15/17	64,150	64,851
3,5,6Ally Master Owner Trust		1.790%	8/15/17	39,172	39,343
3,5,6Ally Master Owner Trust		2.190%	8/15/17	29,770	29,861
3,6	Americold LLC Trust	4.954%	1/14/29	9,520	10,679
3,6	Americold LLC Trust	6.811%	1/14/29	14,130	15,967
3,5	AmeriCredit Automobile Receivables Trust	5.241%	1/6/15	6,846	7,068
3,5	AmeriCredit Automobile Receivables Trust	5.241%	4/6/15	14,133	14,799
3	AmeriCredit Automobile Receivables Trust	1.230%	9/8/16	7,400	7,444
3	AmeriCredit Prime Automobile Receivable	2.900%	12/15/14	3,340	3,387
3,5,6Arkle Master Issuer plc		1.745%	5/17/60	44,090	44,042
3,5,6Arran Residential Mortgages Funding plc		1.898%	5/16/47	20,640	20,648
3,5,6Arran Residential Mortgages Funding plc		1.943%	11/19/47	67,100	67,169
6	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	14,500	14,818
6	BA Covered Bond Issuer	5.500%	6/14/12	36,600	36,674
3,5	BA Credit Card Trust	0.280%	11/15/19	36,370	35,955
3	Banc of America Funding Corp.	2.807%	9/20/46	41,521	27,145
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.818%	4/10/49	23,534	26,652
3	Banc of America Mortgage Securities Inc.	3.529%	9/25/32	25	24
3	Banc of America Mortgage Securities Inc.	2.885%	7/25/33	2,460	2,379
3,5,6Bank of America Student Loan Trust		1.266%	2/25/43	66,835	66,835
6	Bank of Montreal	2.625%	1/25/16	33,400	35,261
6	Bank of Montreal	1.950%	1/30/17	21,330	21,831
6	Bank of Nova Scotia	2.150%	8/3/16	44,100	45,932
6	Bank of Nova Scotia	1.950%	1/30/17	23,900	24,451
6	Bank of Nova Scotia	1.750%	3/22/17	3,400	3,430
3,5	Bank One Issuance Trust	1.040%	2/15/17	6,600	6,574
3	Bear Stearns Adjustable Rate Mortgage Trust	2.523%	10/25/36	50,548	30,079
3	Bear Stearns Adjustable Rate Mortgage Trust	3.998%	5/25/47	40,396	26,609
3	Bear Stearns Commercial Mortgage
	Securities	5.905%	6/11/40	14,563	16,702
3	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	12,612	12,667
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	13,012	13,323
3	BMW Vehicle Owner Trust	0.760%	8/25/15	300	300
3	BMW Vehicle Owner Trust	1.030%	2/26/18	3,500	3,514
3,5	Brazos Higher Education Authority	0.674%	6/25/26	15,150	13,732
3,5	Brazos Higher Education Authority	1.391%	5/25/29	49,862	49,907
3,5	Brazos Higher Education Authority	1.291%	2/25/30	70,400	68,603
6	Canadian Imperial Bank of Commerce	2.600%	7/2/15	11,650	12,246

6	Canadian Imperial Bank of Commerce	2.750%	1/27/16	37,100	39,339
3,5	Capital One Multi-Asset Execution Trust	2.490%	7/15/16	33,411	33,698
3,5	Capital One Multi-Asset Execution Trust	1.290%	12/15/16	2,940	2,911
3,5	Capital One Multi-Asset Execution Trust	0.330%	8/15/18	5,500	5,474
3,5	Capital One Multi-Asset Execution Trust	0.330%	6/17/19	36,860	36,602
3,5	Capital One Multi-Asset Execution Trust	0.290%	11/15/19	27,690	27,425
3,5	Capital One Multi-Asset Execution Trust	0.320%	12/16/19	258,350	256,089
3,5	Capital One Multi-Asset Execution Trust	0.280%	7/15/20	163,795	161,577
3	CarMax Auto Owner Trust	2.040%	10/15/15	29,000	29,600
3	CenterPoint Energy Transition Bond Co. LLC	2.161%	10/15/21	21,400	21,774
3,6	CFCRE Commercial Mortgage Trust	5.736%	4/15/44	7,950	7,827
3,6	CFCRE Commercial Mortgage Trust	5.736%	4/15/44	2,880	2,658
3,5	Chase Issuance Trust	0.700%	4/15/19	28,600	27,796
3,6	Chrysler Financial Auto Securitization Trust	6.540%	11/10/14	16,126	16,169
3	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	26,000	26,419
3,6	CIT Equipment Collateral	2.410%	5/15/13	10,072	10,123
3,6	CIT Equipment Collateral	1.100%	8/22/16	25,300	25,298
3,5	Citibank Credit Card Issuance Trust	0.650%	7/15/14	78,915	78,836
3,5	Citibank Credit Card Issuance Trust	0.640%	2/20/15	32,725	32,572
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	83,000	90,458
3,5	Citibank Credit Card Issuance Trust	0.710%	3/24/17	4,380	4,292
3,5	Citibank Credit Card Issuance Trust	0.507%	12/17/18	64,625	64,109
3,5	Citibank Credit Card Issuance Trust	0.534%	12/17/18	31,075	30,860
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	24,075	28,958
3,5	Citibank Credit Card Issuance Trust	1.615%	5/20/20	61,200	65,085
3,5,6Citibank Omni Master Trust		2.990%	8/15/18	63,045	66,243
3,6	Citibank Omni Master Trust	5.350%	8/15/18	77,575	84,773
3,6	Citibank Omni Master Trust	4.900%	11/15/18	139,430	152,771
3,6	CitiFinancial Auto Issuance Trust	2.590%	10/15/13	23,939	24,037
3,6	CitiFinancial Auto Issuance Trust	3.150%	8/15/16	16,125	16,385
3	Citigroup Mortgage Loan Trust Inc.	5.003%	7/25/37	2,368	1,497
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	15,719	15,698
3,6	CLI Funding LLC	4.500%	3/18/26	19,382	19,452
3	CNH Equipment Trust	3.000%	8/17/15	14,295	14,537
3	CNH Equipment Trust	1.750%	5/16/16	57,000	58,092
3	CNH Equipment Trust	1.740%	1/17/17	75,500	76,575
3	CNH Equipment Trust	1.290%	9/15/17	3,200	3,213
3	Commercial Mortgage Pass Through
	Certificates	5.306%	12/10/46	36,900	41,569
3	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	16,148	16,189
6	Commonwealth Bank of Australia	2.250%	3/16/17	52,100	52,955
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.858%	11/19/33	3,497	3,087
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.696%	3/20/36	21,273	11,013
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.850%	2/25/47	27,767	13,701
6	Credit Suisse AG	1.625%	3/6/15	27,700	27,749
3	Credit Suisse Mortgage Capital Certificates	6.008%	6/15/38	12,125	13,710
3	Credit Suisse Mortgage Capital Certificates	5.867%	6/15/39	14,165	14,168
3	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	24,335	24,400
3	CW Capital Cobalt Ltd.	5.484%	4/15/47	24,600	26,849
3,6	DBUBS Mortgage Trust	5.627%	7/10/44	3,060	3,041
3,5	Discover Card Master Trust	0.820%	3/15/18	156,400	158,185
3,6	Dominos Pizza Master Issuer LLC	5.216%	1/25/42	40,200	41,848

3,6	Enterprise Fleet Financing LLC	1.430%	10/20/16	54,884	55,055
3,6	Enterprise Fleet Financing LLC	1.900%	10/20/16	12,300	12,460
3,6	Enterprise Fleet Financing LLC	2.100%	5/20/17	12,201	12,447
3,6	Extended Stay America Trust	2.951%	11/5/27	15,773	15,951
3	First Horizon Asset Securities Inc.	2.036%	11/25/36	16,825	11,163
	First Horizon Asset Securities Inc.	2.584%	1/25/37	38,398	25,872
3,6	Fontainebleau Miami Beach Trust	2.887%	5/5/27	9,770	9,862
3	Ford Credit Auto Lease Trust	1.420%	1/15/15	15,000	15,150
3	Ford Credit Auto Lease Trust	1.030%	4/15/15	23,870	23,891
3	Ford Credit Auto Owner Trust	3.220%	3/15/16	6,040	6,275
3	Ford Credit Auto Owner Trust	1.150%	6/15/17	9,750	9,826
3,5,6Ford Credit Floorplan Master Owner Trust		1.890%	12/15/14	42,980	43,360
3,5,6Ford Credit Floorplan Master Owner Trust		2.490%	12/15/14	17,280	17,456
3,5,6Ford Credit Floorplan Master Owner Trust		2.890%	12/15/14	88,458	89,360
3,5,6Ford Credit Floorplan Master Owner Trust		1.940%	2/15/17	105,517	108,880
3,6	Ford Credit Floorplan Master Owner Trust	4.200%	2/15/17	22,356	24,176
3,6	Ford Credit Floorplan Master Owner Trust	4.990%	2/15/17	21,000	22,483
3	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	26,800	27,015
3,5,6Fosse Master Issuer plc		1.966%	10/18/54	149,500	150,197
6	FUEL Trust	4.207%	4/15/16	9,217	9,512
6	FUEL Trust	3.984%	6/15/16	45,200	46,767
3	GE Capital Credit Card Master Note Trust	2.220%	1/15/22	72,000	72,536
3,5	GE Dealer Floorplan Master Note Trust	0.840%	7/20/16	8,500	8,530
3,5	GE Dealer Floorplan Master Note Trust	0.810%	2/20/17	43,600	43,699
3	GMAC Mortgage Corp. Loan Trust	5.067%	11/19/35	6,986	5,928
3,6	Golden Credit Card Trust	1.770%	1/15/19	83,300	83,347
3,5	Granite Master Issuer plc	0.280%	12/17/54	3,373	3,238
3,5	Granite Master Issuer plc	0.380%	12/20/54	10,041	9,648
3,6	Great America Leasing Receivables	2.340%	4/15/16	19,525	19,936
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	9,600	10,474
3	Greenwich Capital Commercial Funding Corp.	6.081%	7/10/38	20,000	22,804
3,6	GS Mortgage Securities Corp. II	3.215%	2/10/21	14,370	14,522
3,6	GS Mortgage Securities Corp. II	3.563%	2/10/21	5,025	5,023
3	GS Mortgage Securities Corp. II	5.553%	4/10/38	26,869	29,940
3,6	GS Mortgage Securities Corp. II	5.403%	12/10/43	3,530	3,574
3,6	GS Mortgage Securities Corp. II	5.728%	3/10/44	7,180	7,207
3	Harley-Davidson Motorcycle Trust	2.620%	3/15/14	1,224	1,225
3	Harley-Davidson Motorcycle Trust	2.400%	7/15/14	4,655	4,680
3	Harley-Davidson Motorcycle Trust	1.530%	9/15/15	28,400	28,689
3	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	8,780	8,859
3	Harley-Davidson Motorcycle Trust	1.310%	3/15/17	5,800	5,853
3	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	8,000	8,050
3,6	Hertz Vehicle Financing LLC	5.290%	3/25/16	44,350	48,585
3,6	Hertz Vehicle Financing LLC	3.740%	2/25/17	81,900	86,805
3,6	Hertz Vehicle Financing LLC	3.290%	3/25/18	41,500	43,166
3,6	Hyundai Auto Lease Securitization Trust
	2011-A	1.020%	8/15/14	17,500	17,672
3,6	Hyundai Auto Lease Securitization Trust
	2011-A	1.120%	11/15/16	6,920	7,018
3	Hyundai Auto Receivables Trust	3.150%	3/15/16	37,850	38,773
3,5,6Hyundai Floorplan Master Owner Trust		1.490%	11/17/14	18,710	18,813
5	Illinois Student Assistance Commission	1.516%	4/25/22	61,500	61,360
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	24,650	28,758
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	2,300	2,553

3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.616%	11/15/43	3,300	3,504
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.070%	11/15/43	3,140	3,389
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.713%	11/15/43	6,225	6,369
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.713%	11/15/43	7,100	6,773
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.364%	11/13/44	6,400	6,752
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.388%	2/15/46	17,600	19,329
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.360%	2/15/46	14,945	14,665
3,6	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.718%	2/15/46	6,100	5,429
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	5,357	5,447
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	17,204	17,661
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.988%	6/15/49	45,472	45,700
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	41,662	42,080
3,5,6Kildare Securities Ltd.		0.534%	12/10/43	17,901	15,920
3	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	5,251	5,253
3	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	6,377	6,379
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	36,205	41,527
3,6	Macquarie Equipment Funding Trust	1.910%	4/20/17	16,000	16,242
3	Master Adjustable Rate Mortgages Trust	2.471%	4/25/34	3,827	3,489
3,5	MBNA Credit Card Master Note Trust	1.590%	10/15/14	2,075	2,075
3,5	MBNA Credit Card Master Note Trust	0.660%	7/15/15	57,640	57,407
3,5	MBNA Credit Card Master Note Trust	1.140%	11/15/16	39,715	39,644
3,6	Mercedes-Benz Auto Lease Trust	1.240%	7/17/17	13,100	13,174
3	Merrill Lynch Mortgage Investors Inc.	2.248%	2/25/33	3,440	3,314
3	Merrill Lynch Mortgage Investors Inc.	2.737%	7/25/33	1,476	1,478
3	Merrill Lynch Mortgage Trust	4.556%	6/12/43	2,910	2,935
3	Merrill Lynch Mortgage Trust	5.928%	6/12/50	12,233	12,257
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,272	3,325
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	3,874	3,871
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	10,259	10,265
3,6	MMAF Equipment Finance LLC	2.100%	7/15/17	24,275	24,723
3,6	MMAF Equipment Finance LLC	3.040%	8/15/28	27,800	28,778
3,6	MMAF Equipment Finance LLC	3.510%	1/15/30	26,000	26,988
3	Morgan Stanley Capital I	5.817%	6/11/42	14,196	14,192
3,6	Morgan Stanley Capital I	5.422%	9/15/47	7,140	7,069
3	Morgan Stanley Capital I	5.090%	10/12/52	6,128	6,113
3	Morgan Stanley Mortgage Loan Trust	2.391%	6/25/36	18,773	13,701
6	National Bank of Canada	2.200%	10/19/16	5,000	5,198
3,6	Navistar Financial Corp. Owner Trust	1.990%	1/21/14	51,270	51,532
3,5,6Navistar Financial Dealer Note Master Trust		1.689%	10/26/15	23,900	24,034
3	Nissan Auto Lease Trust	0.980%	5/15/15	22,640	22,688
3	Nissan Auto Lease Trust	1.130%	5/15/17	13,250	13,299
3,5,6Nissan Master Owner Trust Receivables		1.390%	1/15/15	50,100	50,424

5	North Carolina Education Assistance Authority
	Student Loan Revenue	1.366%	1/26/26	37,100	36,501
3,5,6Permanent Master Issuer plc		1.617%	7/15/42	37,140	37,234
3,6	Rental Car Finance Corp.	2.510%	2/25/16	87,600	89,157
3	Residential Funding Mortgage Securities I	3.681%	8/25/36	32,243	21,720
3	Residential Funding Mortgage Securities I	3.675%	9/25/36	13,227	8,889
3,5,6Silverstone Master Issuer plc		1.966%	1/21/55	97,950	98,383
3,5,6SLM Student Loan Trust		1.340%	12/15/21	13,600	13,624
3,5,6SLM Student Loan Trust		1.640%	12/15/23	27,966	28,137
3,5,6SLM Student Loan Trust		1.240%	10/15/24	21,114	21,114
3,5	SLM Student Loan Trust	0.586%	1/27/25	52,687	51,986
3,5	SLM Student Loan Trust	0.566%	4/25/25	83,550	81,775
3,5	SLM Student Loan Trust	0.566%	10/25/25	51,758	50,757
3,5	SLM Student Loan Trust	0.576%	10/27/25	36,300	34,366
3,5	SLM Student Loan Trust	0.556%	1/26/26	66,950	62,426
3,5	SLM Student Loan Trust	0.576%	1/25/27	24,500	23,110
3,6	SLM Student Loan Trust	4.370%	4/17/28	12,200	12,737
3,6	SLM Student Loan Trust	3.740%	2/15/29	60,000	60,520
3,6	SLM Student Loan Trust	3.480%	10/15/30	15,200	15,281
3,6	SLM Student Loan Trust	4.540%	10/17/44	31,600	32,988
3,6	SLM Student Loan Trust	3.830%	1/17/45	8,730	8,848
3,5,6SMART Trust		1.090%	10/14/14	13,880	13,898
3,6	SMART Trust	1.770%	10/14/14	41,800	41,979
3,5,6SMART Trust		1.740%	12/14/15	52,200	52,799
3,6	SMART Trust	2.520%	11/14/16	42,300	43,223
3,6	SMART Trust	2.310%	4/14/17	26,850	27,228
3,6	Sonic Capital LLC	5.438%	5/20/41	28,203	29,522
3,5	South Carolina Student Loan Corp.	1.466%	7/25/25	51,900	51,252
3,6	TAL Advantage LLC	4.310%	5/20/26	22,509	22,597
3,6	Textainer Marine Containers Ltd.	4.700%	6/15/26	19,250	19,399
3,6	Textainer Marine Containers Ltd.	4.210%	4/15/27	20,300	20,298
3,6	Tidewater Auto Receivables Trust	5.920%	5/15/17	3,269	3,279
6	Toronto-Dominion Bank	1.625%	9/14/16	87,000	88,249
6	Toronto-Dominion Bank	1.500%	3/13/17	57,400	57,450
3	Volkswagen Auto Loan Enhanced Trust	1.150%	7/20/18	15,500	15,596
3,5,6Volkswagen Credit Auto Master Trust		0.920%	9/20/16	50,100	50,388
3,6	Volvo Financial Equipment LLC	2.990%	5/15/17	18,820	18,935
3,6	Volvo Financial Equipment LLC	2.380%	9/16/19	5,400	5,417
3	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	10,080	11,485
3	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	28,456	28,599
3	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	46,760	52,282
3	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	1,050	1,055
3	WaMu Mortgage Pass Through Certificates	2.488%	1/25/33	382	361
3	WaMu Mortgage Pass Through Certificates	2.440%	8/25/33	2,681	2,508
3	WaMu Mortgage Pass Through Certificates	2.459%	9/25/33	3,708	3,595
3	Wells Fargo Mortgage Backed Securities
	Trust	2.628%	10/25/36	35,017	25,690
6	Westpac Banking Corp.	2.450%	11/28/16	25,000	25,555
3	World Omni Auto Receivables Trust	5.120%	5/15/14	12,710	12,981
3	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	52,700	53,404
3	World Omni Automobile Lease Securitization
	Trust	1.780%	9/15/16	31,000	31,485
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,012,740)					7,044,579

Corporate Bonds (63.8%)
Finance (30.4%)
Banking (21.5%)
Abbey National Treasury Services plc	2.875%	4/25/14	34,225	33,686
6 Abbey National Treasury Services plc	3.875%	11/10/14	17,725	17,669
Abbey National Treasury Services plc	4.000%	4/27/16	19,500	19,291
6 ADCB Finance Cayman Ltd.	4.750%	10/8/14	5,000	5,257
American Express Bank FSB	5.550%	10/17/12	40,912	41,826
American Express Bank FSB	5.500%	4/16/13	71,035	74,136
American Express Centurion Bank	5.550%	10/17/12	21,161	21,634
American Express Centurion Bank	6.000%	9/13/17	9,750	11,481
American Express Co.	4.875%	7/15/13	4,805	5,016
American Express Co.	7.250%	5/20/14	29,250	32,673
American Express Credit Corp.	5.875%	5/2/13	42,630	44,705
American Express Credit Corp.	7.300%	8/20/13	68,520	74,014
American Express Credit Corp.	5.125%	8/25/14	24,250	26,321
American Express Credit Corp.	2.750%	9/15/15	55,697	57,713
American Express Credit Corp.	2.800%	9/19/16	67,545	69,812
American Express Credit Corp.	2.375%	3/24/17	19,500	19,843
6 ANZ National International Ltd.	6.200%	7/19/13	18,175	19,160
Astoria Financial Corp.	5.750%	10/15/12	11,850	12,088
6 Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	24,200	25,060
6 Banco Latinoamericano de Comercio Exterior
SA	3.750%	4/4/17	14,600	14,717
BanColombia SA	4.250%	1/12/16	7,820	8,171
Bank of America Corp.	4.875%	1/15/13	11,922	12,208
Bank of America Corp.	4.900%	5/1/13	16,371	16,823
Bank of America Corp.	7.375%	5/15/14	63,816	69,166
Bank of America Corp.	5.375%	6/15/14	14,700	15,473
Bank of America Corp.	4.500%	4/1/15	41,230	42,604
Bank of America Corp.	4.750%	8/1/15	11,210	11,692
Bank of America Corp.	3.700%	9/1/15	5,960	6,003
Bank of America Corp.	3.625%	3/17/16	37,575	37,425
Bank of America Corp.	3.750%	7/12/16	30,740	30,603
Bank of America Corp.	6.500%	8/1/16	24,400	26,693
Bank of America Corp.	5.625%	10/14/16	14,130	15,018
Bank of America Corp.	5.420%	3/15/17	18,922	19,183
Bank of America Corp.	3.875%	3/22/17	26,400	26,271
Bank of Montreal	1.750%	4/29/14	14,600	14,900
Bank of Montreal	2.500%	1/11/17	71,655	73,686
Bank of New York Mellon Corp.	4.950%	11/1/12	12,947	13,235
Bank of New York Mellon Corp.	4.500%	4/1/13	15,440	16,007
Bank of New York Mellon Corp.	5.125%	8/27/13	8,366	8,848
Bank of New York Mellon Corp.	4.300%	5/15/14	44,682	47,813
Bank of New York Mellon Corp.	1.700%	11/24/14	17,100	17,389
Bank of New York Mellon Corp.	3.100%	1/15/15	12,260	12,954
Bank of New York Mellon Corp.	1.200%	2/20/15	12,375	12,474
Bank of New York Mellon Corp.	4.950%	3/15/15	32,675	35,739
Bank of New York Mellon Corp.	2.300%	7/28/16	25,694	26,496
Bank of New York Mellon Corp.	2.400%	1/17/17	28,900	29,844
Bank of Nova Scotia	2.250%	1/22/13	53,800	54,484
Bank of Nova Scotia	2.375%	12/17/13	50,725	52,095
Bank of Nova Scotia	1.850%	1/12/15	14,600	14,905
Bank of Nova Scotia	3.400%	1/22/15	45,500	48,245
Bank of Nova Scotia	2.050%	10/7/15	14,505	14,928
Bank of Nova Scotia	2.900%	3/29/16	24,940	26,274
Bank of Nova Scotia	2.550%	1/12/17	41,650	43,249

6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	33,695	34,030
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.600%	9/11/13	34,200	34,357
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.350%	2/23/17	7,800	7,908
	Bank One Corp.	5.250%	1/30/13	28,615	29,477
	Bank One Corp.	4.900%	4/30/15	14,615	15,681
	Barclays Bank plc	2.500%	1/23/13	17,965	18,131
	Barclays Bank plc	2.375%	1/13/14	43,500	43,728
	Barclays Bank plc	5.200%	7/10/14	81,685	86,188
	Barclays Bank plc	2.750%	2/23/15	39,925	40,126
	Barclays Bank plc	5.000%	9/22/16	99,175	107,287
	BB&T Corp.	3.375%	9/25/13	23,450	24,273
	BB&T Corp.	2.050%	4/28/14	50,215	51,291
	BB&T Corp.	5.700%	4/30/14	51,400	56,122
	BB&T Corp.	5.200%	12/23/15	15,302	16,995
	BB&T Corp.	3.200%	3/15/16	28,675	30,283
	BB&T Corp.	3.950%	4/29/16	9,740	10,584
	BB&T Corp.	2.150%	3/22/17	34,150	34,299
	BB&T Corp.	4.900%	6/30/17	9,750	10,808
	BBVA US Senior SAU	3.250%	5/16/14	56,350	54,865
	Bear Stearns Cos. LLC	5.700%	11/15/14	63,815	70,204
	Bear Stearns Cos. LLC	5.300%	10/30/15	22,345	24,526
	Bear Stearns Cos. LLC	5.550%	1/22/17	24,350	26,887
	BNP Paribas SA	3.250%	3/11/15	58,431	58,778
	BNP Paribas SA	3.600%	2/23/16	39,050	39,262
	BNY Mellon NA	4.750%	12/15/14	15,550	16,793
6	BPCE SA	2.375%	10/4/13	13,660	13,401
	Branch Banking & Trust Co.	5.625%	9/15/16	4,875	5,546
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	39,050	40,419
	Capital One Bank USA NA	6.500%	6/13/13	4,675	4,919
	Capital One Financial Corp.	6.250%	11/15/13	4,720	5,033
	Capital One Financial Corp.	7.375%	5/23/14	38,472	42,691
	Capital One Financial Corp.	2.125%	7/15/14	9,800	9,871
	Capital One Financial Corp.	2.150%	3/23/15	19,500	19,626
	Capital One Financial Corp.	3.150%	7/15/16	12,790	13,193
	Citigroup Inc.	5.500%	4/11/13	31,528	32,648
	Citigroup Inc.	5.850%	7/2/13	9,000	9,408
	Citigroup Inc.	6.500%	8/19/13	55,920	59,030
	Citigroup Inc.	6.000%	12/13/13	52,600	55,464
	Citigroup Inc.	6.375%	8/12/14	37,305	40,241
	Citigroup Inc.	5.000%	9/15/14	18,920	19,577
	Citigroup Inc.	5.500%	10/15/14	17,375	18,517
	Citigroup Inc.	6.010%	1/15/15	15,050	16,261
	Citigroup Inc.	2.650%	3/2/15	11,700	11,675
	Citigroup Inc.	4.875%	5/7/15	9,628	9,959
	Citigroup Inc.	4.750%	5/19/15	27,500	28,898
	Citigroup Inc.	4.700%	5/29/15	6,367	6,678
	Citigroup Inc.	4.587%	12/15/15	12,500	13,091
	Citigroup Inc.	3.953%	6/15/16	9,750	9,942
	Citigroup Inc.	5.850%	8/2/16	7,310	7,923
	Citigroup Inc.	4.450%	1/10/17	34,150	35,622
3,6,7Colonial BancGroup Inc.		7.114%	5/29/49	25,100	2
	Comerica Bank	5.700%	6/1/14	17,530	18,848
	Comerica Bank	5.750%	11/21/16	8,700	9,863
	Comerica Bank	5.200%	8/22/17	1,940	2,167
6	Commonwealth Bank of Australia	5.000%	11/6/12	9,600	9,789
	Commonwealth Bank of Australia	1.950%	3/16/15	45,100	45,502
6	Commonwealth Bank of Australia	3.250%	3/17/16	30,500	31,595

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.850%	1/10/14	4,945	4,998
6 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.200%	5/13/14	16,025	16,834
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	11,700	11,795
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	95,710	98,781
Countrywide Financial Corp.	6.250%	5/15/16	24,370	25,294
Credit Suisse	5.000%	5/15/13	61,123	63,438
Credit Suisse	2.200%	1/14/14	11,800	11,936
Credit Suisse	5.500%	5/1/14	71,460	76,678
Credit Suisse	3.500%	3/23/15	29,460	30,702
Credit Suisse USA Inc.	5.500%	8/15/13	9,750	10,237
Credit Suisse USA Inc.	4.875%	1/15/15	17,853	19,337
Credit Suisse USA Inc.	5.125%	8/15/15	34,100	37,378
Credit Suisse USA Inc.	5.375%	3/2/16	24,875	27,774
Credit Suisse USA Inc.	5.850%	8/16/16	36,650	41,777
Deutsche Bank AG	5.375%	10/12/12	40,745	41,519
Deutsche Bank AG	2.375%	1/11/13	35,885	36,221
Deutsche Bank AG	4.875%	5/20/13	99,961	103,816
Deutsche Bank AG	3.450%	3/30/15	57,060	59,418
Deutsche Bank AG	3.250%	1/11/16	80,375	82,642
Deutsche Bank AG	6.000%	9/1/17	9,800	11,188
Deutsche Bank Financial LLC	5.375%	3/2/15	2,970	3,056
Fifth Third Bancorp	6.250%	5/1/13	27,127	28,531
Fifth Third Bancorp	3.625%	1/25/16	37,000	39,223
Fifth Third Bank	4.750%	2/1/15	16,400	17,571
3 Fifth Third Capital Trust IV	6.500%	4/15/67	790	782
First Horizon National Corp.	5.375%	12/15/15	33,775	35,860
Golden West Financial Corp.	4.750%	10/1/12	17,700	17,994
Goldman Sachs Group Inc.	4.750%	7/15/13	3,623	3,744
Goldman Sachs Group Inc.	5.250%	10/15/13	49,245	51,349
Goldman Sachs Group Inc.	5.150%	1/15/14	6,730	7,051
Goldman Sachs Group Inc.	6.000%	5/1/14	50,292	53,485
Goldman Sachs Group Inc.	5.000%	10/1/14	46,950	49,231
Goldman Sachs Group Inc.	5.125%	1/15/15	19,500	20,576
Goldman Sachs Group Inc.	3.300%	5/3/15	19,200	19,186
Goldman Sachs Group Inc.	3.700%	8/1/15	46,750	47,493
Goldman Sachs Group Inc.	5.350%	1/15/16	57,000	60,535
Goldman Sachs Group Inc.	3.625%	2/7/16	58,810	59,074
Goldman Sachs Group Inc.	5.750%	10/1/16	38,000	41,214
Goldman Sachs Group Inc.	5.625%	1/15/17	12,690	13,290
6 HSBC Bank plc	1.625%	8/12/13	9,780	9,825
HSBC Bank USA NA	4.625%	4/1/14	23,330	24,464
HSBC USA Inc.	2.375%	2/13/15	84,772	85,716
6 ING Bank NV	3.750%	3/7/17	13,640	13,458
JPMorgan Chase & Co.	5.375%	10/1/12	35,474	36,169
JPMorgan Chase & Co.	4.750%	5/1/13	74,261	77,253
JPMorgan Chase & Co.	1.650%	9/30/13	1,750	1,769
JPMorgan Chase & Co.	5.375%	1/15/14	6,925	7,421
JPMorgan Chase & Co.	2.050%	1/24/14	48,600	49,438
JPMorgan Chase & Co.	4.875%	3/15/14	34,090	36,194
JPMorgan Chase & Co.	4.650%	6/1/14	63,473	67,550
JPMorgan Chase & Co.	5.125%	9/15/14	65,724	70,608
JPMorgan Chase & Co.	3.700%	1/20/15	52,627	55,535
JPMorgan Chase & Co.	4.750%	3/1/15	4,800	5,202

	JPMorgan Chase & Co.	1.875%	3/20/15	15,600	15,690
	JPMorgan Chase & Co.	3.400%	6/24/15	24,865	26,044
5	JPMorgan Chase & Co.	1.529%	9/1/15	10,570	10,466
	JPMorgan Chase & Co.	5.150%	10/1/15	9,750	10,680
	JPMorgan Chase & Co.	2.600%	1/15/16	37,002	37,703
	JPMorgan Chase & Co.	3.450%	3/1/16	58,480	61,115
	JPMorgan Chase & Co.	3.150%	7/5/16	102,350	105,974
	KeyBank NA	5.450%	3/3/16	10,483	11,625
	KeyCorp	6.500%	5/14/13	19,375	20,471
	KeyCorp	3.750%	8/13/15	24,375	25,905
	Lloyds TSB Bank plc	4.875%	1/21/16	92,450	96,037
	Lloyds TSB Bank plc	4.200%	3/28/17	70,700	71,651
5	Manufacturers & Traders Trust Co.	1.968%	4/1/13	18,050	18,030
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	18,781	21,874
	Mellon Funding Corp.	5.200%	5/15/14	7,900	8,592
	Mellon Funding Corp.	5.000%	12/1/14	6,100	6,606
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	15,405	15,815
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	12,990	13,515
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	3,050	3,148
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	29,825	31,201
	Merrill Lynch & Co. Inc.	5.000%	1/15/15	17,620	18,405
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	11,875	12,349
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	4,570	4,680
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	12,715	13,736
	Morgan Stanley	2.875%	1/24/14	27,300	27,125
	Morgan Stanley	4.750%	4/1/14	82,350	82,932
	Morgan Stanley	6.000%	5/13/14	33,924	35,294
	Morgan Stanley	4.200%	11/20/14	24,040	24,121
	Morgan Stanley	4.100%	1/26/15	36,900	36,889
	Morgan Stanley	6.000%	4/28/15	29,560	30,928
	Morgan Stanley	4.000%	7/24/15	16,450	16,346
	Morgan Stanley	5.375%	10/15/15	26,330	27,126
	Morgan Stanley	3.450%	11/2/15	9,750	9,527
	Morgan Stanley	3.800%	4/29/16	39,970	39,065
	Morgan Stanley	5.750%	10/18/16	19,595	20,258
	Morgan Stanley	5.450%	1/9/17	38,130	38,637
	Morgan Stanley	4.750%	3/22/17	19,605	19,549
	Morgan Stanley	5.550%	4/27/17	9,745	9,912
	National Australia Bank	2.000%	3/9/15	40,660	40,850
	National Australia Bank	2.750%	3/9/17	36,060	36,148
	National City Bank	4.625%	5/1/13	4,170	4,317
	National City Bank	5.250%	12/15/16	14,000	15,510
	National City Bank	5.800%	6/7/17	14,625	16,660
	National City Corp.	4.900%	1/15/15	25,030	27,447
6	Nordea Bank AB	3.125%	3/20/17	31,100	31,211
	North Fork Bancorporation Inc.	5.875%	8/15/12	8,070	8,172
	PNC Funding Corp.	3.000%	5/19/14	44,150	45,897
	PNC Funding Corp.	5.400%	6/10/14	6,820	7,434
	PNC Funding Corp.	3.625%	2/8/15	34,200	36,486
	PNC Funding Corp.	4.250%	9/21/15	23,385	25,579
	PNC Funding Corp.	5.250%	11/15/15	25,165	27,887
	PNC Funding Corp.	2.700%	9/19/16	25,820	26,799
3,5,8RBS Capital Trust IV		1.717%	9/29/49	10,700	5,296
	Royal Bank of Canada	1.125%	1/15/14	41,800	42,129
	Royal Bank of Canada	1.150%	3/13/15	19,324	19,395
	Royal Bank of Canada	2.625%	12/15/15	4,380	4,587
	Royal Bank of Canada	2.875%	4/19/16	73,300	77,320

Royal Bank of Canada	2.300%	7/20/16	29,400	30,241
Royal Bank of Scotland plc	3.400%	8/23/13	61,355	62,091
Royal Bank of Scotland plc	3.250%	1/11/14	20,500	20,631
6 Royal Bank of Scotland plc	4.875%	8/25/14	23,152	23,822
Royal Bank of Scotland plc	4.875%	3/16/15	30,565	31,718
Royal Bank of Scotland plc	3.950%	9/21/15	82,488	83,449
Royal Bank of Scotland plc	4.375%	3/16/16	52,209	53,287
Santander Holdings USA Inc.	4.625%	4/19/16	8,600	8,590
6 Santander US Debt SA Unipersonal	2.991%	10/7/13	57,300	55,973
SouthTrust Corp.	5.800%	6/15/14	25,467	27,485
State Street Bank and Trust Co.	5.300%	1/15/16	7,261	8,110
State Street Corp.	2.875%	3/7/16	19,500	20,539
6 Sumitomo Mitsui Banking Corp.	2.150%	7/22/13	43,595	44,011
SunTrust Banks Inc.	3.600%	4/15/16	25,200	26,117
SunTrust Banks Inc.	3.500%	1/20/17	6,800	6,968
Svenska Handelsbanken AB	3.125%	7/12/16	23,060	23,773
Svenska Handelsbanken AB	2.875%	4/4/17	15,000	15,262
Toronto-Dominion Bank	2.500%	7/14/16	23,796	24,666
Toronto-Dominion Bank	2.375%	10/19/16	69,120	71,250
UBS AG	2.250%	1/28/14	73,350	73,662
UBS AG	3.875%	1/15/15	46,403	48,168
UBS AG	5.875%	7/15/16	12,002	12,699
UBS AG	5.875%	12/20/17	4,536	5,027
Union Bank NA	5.950%	5/11/16	42,695	47,785
Union Bank NA	3.000%	6/6/16	24,375	25,489
UnionBanCal Corp.	5.250%	12/16/13	10,996	11,561
US Bancorp	1.375%	9/13/13	11,415	11,529
US Bancorp	1.125%	10/30/13	21,950	22,118
US Bancorp	4.200%	5/15/14	29,223	31,242
US Bancorp	2.875%	11/20/14	24,352	25,587
US Bancorp	2.450%	7/27/15	34,100	35,414
US Bancorp	2.200%	11/15/16	29,200	30,072
US Bank NA	6.300%	2/4/14	48,850	53,267
5 US Bank NA	0.747%	10/14/14	46,000	45,521
US Bank NA	4.950%	10/30/14	19,420	21,249
3 US Bank NA	3.778%	4/29/20	15,600	16,312
Wachovia Bank NA	4.800%	11/1/14	18,250	19,632
Wachovia Bank NA	4.875%	2/1/15	11,500	12,391
Wachovia Bank NA	5.000%	8/15/15	9,750	10,623
Wachovia Bank NA	5.600%	3/15/16	9,900	10,968
Wachovia Corp.	5.500%	5/1/13	50,277	52,624
Wachovia Corp.	4.875%	2/15/14	13,305	14,042
Wachovia Corp.	5.250%	8/1/14	41,415	44,507
Wachovia Corp.	5.625%	10/15/16	34,080	38,301
7 Washington Mutual Bank	5.550%	6/16/10	8,965	2,757
7 Washington Mutual Bank	6.875%	6/15/11	21,983	44
Wells Fargo & Co.	4.625%	4/15/14	13,750	14,510
Wells Fargo & Co.	3.750%	10/1/14	47,298	50,169
Wells Fargo & Co.	1.250%	2/13/15	22,630	22,680
Wells Fargo & Co.	3.625%	4/15/15	26,620	28,430
Wells Fargo & Co.	3.676%	6/15/16	33,120	35,581
Wells Fargo & Co.	2.625%	12/15/16	23,365	24,083
Wells Fargo & Co.	2.100%	5/8/17	42,355	42,321
Wells Fargo Bank NA	4.750%	2/9/15	11,265	12,123
Westpac Banking Corp.	2.100%	8/2/13	66,500	67,605
Westpac Banking Corp.	1.850%	12/9/13	52,240	52,853
Westpac Banking Corp.	4.200%	2/27/15	46,575	49,922

	Westpac Banking Corp.	3.000%	8/4/15	27,650	28,845
	Westpac Banking Corp.	3.000%	12/9/15	52,650	55,010
6	Westpac Securities NZ Ltd.	2.625%	1/28/13	30,000	30,408

	Brokerage (0.4%)
	Ameriprise Financial Inc.	5.650%	11/15/15	6,820	7,821
	BlackRock Inc.	3.500%	12/10/14	28,120	30,066
6	Cantor Fitzgerald LP	6.375%	6/26/15	3,750	3,792
	Charles Schwab Corp.	4.950%	6/1/14	24,740	26,767
	Franklin Resources Inc.	2.000%	5/20/13	17,700	17,947
	Jefferies Group Inc.	5.875%	6/8/14	6,950	7,228
	Jefferies Group Inc.	3.875%	11/9/15	19,500	18,964
	Jefferies Group Inc.	5.125%	4/13/18	1,825	1,770
3,7	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
	TD Ameritrade Holding Corp.	2.950%	12/1/12	17,575	17,776
	TD Ameritrade Holding Corp.	4.150%	12/1/14	14,600	15,594

	Finance Companies (2.4%)
	General Electric Capital Corp.	6.000%	6/15/12	7,670	7,720
	General Electric Capital Corp.	3.500%	8/13/12	8,810	8,885
	General Electric Capital Corp.	5.250%	10/19/12	31,855	32,538
	General Electric Capital Corp.	2.800%	1/8/13	32,285	32,772
	General Electric Capital Corp.	5.450%	1/15/13	38,100	39,397
	General Electric Capital Corp.	4.800%	5/1/13	41,730	43,419
	General Electric Capital Corp.	1.875%	9/16/13	50,725	51,426
	General Electric Capital Corp.	2.100%	1/7/14	18,740	19,076
	General Electric Capital Corp.	5.900%	5/13/14	26,050	28,491
	General Electric Capital Corp.	5.500%	6/4/14	14,550	15,817
	General Electric Capital Corp.	4.750%	9/15/14	10,000	10,799
	General Electric Capital Corp.	3.750%	11/14/14	33,995	36,054
	General Electric Capital Corp.	2.150%	1/9/15	25,025	25,464
	General Electric Capital Corp.	4.375%	9/21/15	33,649	36,677
	General Electric Capital Corp.	2.250%	11/9/15	18,790	19,206
	General Electric Capital Corp.	5.000%	1/8/16	22,905	25,551
	General Electric Capital Corp.	2.950%	5/9/16	24,400	25,439
	General Electric Capital Corp.	3.350%	10/17/16	38,750	41,011
	General Electric Capital Corp.	2.900%	1/9/17	29,275	30,320
	General Electric Capital Corp.	2.300%	4/27/17	14,600	14,603
3	General Electric Capital Corp.	6.375%	11/15/67	14,450	14,739
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	13,200	12,078
	HSBC Finance Corp.	7.000%	5/15/12	45,350	45,447
5	HSBC Finance Corp.	0.824%	9/14/12	7,800	7,796
	HSBC Finance Corp.	6.375%	11/27/12	53,347	54,939
	HSBC Finance Corp.	5.250%	1/15/14	71,903	75,715
	HSBC Finance Corp.	5.250%	4/15/15	19,400	20,805
	HSBC Finance Corp.	5.000%	6/30/15	16,600	17,810
	HSBC Finance Corp.	5.500%	1/19/16	28,800	31,262
5	HSBC Finance Corp.	0.917%	6/1/16	11,250	10,300
	SLM Corp.	5.375%	5/15/14	14,600	15,156
	SLM Corp.	5.050%	11/14/14	12,875	13,245
	SLM Corp.	6.250%	1/25/16	35,041	36,287
	SLM Corp.	6.000%	1/25/17	15,900	16,222
6	USAA Capital Corp.	3.500%	7/17/14	9,600	10,110
6	USAA Capital Corp.	1.050%	9/30/14	17,340	17,337
6	USAA Capital Corp.	2.250%	12/13/16	9,840	10,037

	Insurance (4.5%)
	ACE INA Holdings Inc.	5.875%	6/15/14	28,865	31,735
	ACE INA Holdings Inc.	5.600%	5/15/15	17,780	20,058
	ACE INA Holdings Inc.	2.600%	11/23/15	25,560	26,665
	Aegon NV	4.750%	6/1/13	24,150	24,944
	Aetna Inc.	6.000%	6/15/16	23,090	26,836
	Aflac Inc.	3.450%	8/15/15	10,200	10,741
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	7,142	8,215
	Allstate Corp.	6.200%	5/16/14	12,700	14,080
	Allstate Corp.	5.000%	8/15/14	400	435
	Allstate Life Global Funding Trusts	5.375%	4/30/13	32,100	33,601
	American International Group Inc.	4.250%	5/15/13	26,110	26,678
	American International Group Inc.	3.650%	1/15/14	26,975	27,597
	American International Group Inc.	4.250%	9/15/14	32,100	33,451
	American International Group Inc.	5.050%	10/1/15	25,250	26,975
	American International Group Inc.	4.875%	9/15/16	13,905	14,791
	American International Group Inc.	5.600%	10/18/16	9,770	10,675
	American International Group Inc.	3.800%	3/22/17	6,840	7,041
	American International Group Inc.	5.450%	5/18/17	8,450	9,167
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	4,205	4,509
	Axis Capital Holdings Ltd.	5.750%	12/1/14	38,900	41,483
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	25,820	26,558
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	67,550	70,359
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	6,650	7,027
	Berkshire Hathaway Finance Corp.	1.500%	1/10/14	22,900	23,203
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	13,900	15,233
	Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25,715	26,858
	Berkshire Hathaway Inc.	2.125%	2/11/13	77,520	78,575
	Berkshire Hathaway Inc.	3.200%	2/11/15	8,860	9,447
	Berkshire Hathaway Inc.	2.200%	8/15/16	4,850	5,038
	Berkshire Hathaway Inc.	1.900%	1/31/17	23,195	23,654
	Chubb Corp.	5.200%	4/1/13	2,067	2,153
3	Chubb Corp.	6.375%	3/29/67	5,860	6,007
	Cigna Corp.	2.750%	11/15/16	29,100	29,729
	CNA Financial Corp.	5.850%	12/15/14	29,630	31,926
	CNA Financial Corp.	6.500%	8/15/16	10,745	12,132
	Genworth Financial Inc.	5.750%	6/15/14	9,700	9,943
	Hartford Financial Services Group Inc.	4.000%	3/30/15	8,400	8,637
	Hartford Financial Services Group Inc.	5.375%	3/15/17	6,255	6,633
	Hartford Financial Services Group Inc.	4.000%	10/15/17	2,585	2,592
6	Jackson National Life Global Funding	5.375%	5/8/13	44,193	46,158
	Lincoln National Corp.	5.650%	8/27/12	20,075	20,382
	Manulife Financial Corp.	3.400%	9/17/15	14,620	15,196
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	17,268	18,629
6	MassMutual Global Funding II	3.125%	4/14/16	14,850	15,663
	MetLife Inc.	2.375%	2/6/14	58,500	59,890
	MetLife Inc.	6.750%	6/1/16	17,260	20,496
6	Metropolitan Life Global Funding I	2.500%	1/11/13	6,965	7,061
6	Metropolitan Life Global Funding I	5.125%	4/10/13	15,992	16,642
6	Metropolitan Life Global Funding I	5.125%	6/10/14	12,615	13,638
5,6	Monumental Global Funding III	0.636%	1/25/13	8,525	8,495
5,6	Monumental Global Funding III	0.667%	1/15/14	14,650	14,384
6	Monumental Global Funding III	5.250%	1/15/14	12,710	13,340
6	Monumental Global Funding Ltd.	5.500%	4/22/13	1,200	1,249
6	New York Life Global Funding	4.650%	5/9/13	5,400	5,618
6	New York Life Global Funding	5.375%	9/15/13	10,660	11,343
6	New York Life Global Funding	3.000%	5/4/15	20,560	21,661

6	Pacific Life Global Funding	5.150%	4/15/13	6,150	6,390
6	Pricoa Global Funding I	4.625%	6/25/12	7,580	7,626
6	Pricoa Global Funding I	5.400%	10/18/12	17,330	17,694
6	Pricoa Global Funding I	5.450%	6/11/14	36,700	39,806
	Principal Financial Group Inc.	7.875%	5/15/14	23,450	26,128
6	Principal Life Global Funding I	5.250%	1/15/13	2,425	2,499
6	Principal Life Global Funding I	5.125%	10/15/13	34,280	36,306
6	Principal Life Global Funding I	5.050%	3/15/15	7,750	8,320
	Principal Life Income Funding Trusts	5.300%	12/14/12	1,500	1,540
	Principal Life Income Funding Trusts	5.300%	4/24/13	11,000	11,490
	Protective Life Corp.	4.300%	6/1/13	8,540	8,817
	Prudential Financial Inc.	3.625%	9/17/12	19,275	19,480
	Prudential Financial Inc.	2.750%	1/14/13	10,000	10,124
	Prudential Financial Inc.	5.150%	1/15/13	31,330	32,155
	Prudential Financial Inc.	5.100%	9/20/14	9,350	10,121
	Prudential Financial Inc.	6.200%	1/15/15	4,890	5,416
	Prudential Financial Inc.	4.750%	9/17/15	19,095	20,747
	Prudential Financial Inc.	3.000%	5/12/16	11,725	12,109
	Reinsurance Group of America Inc.	5.625%	3/15/17	6,000	6,584
6	TIAA Global Markets Inc.	4.950%	7/15/13	5,800	6,093
	Transatlantic Holdings Inc.	5.750%	12/14/15	33,950	36,845
	Travelers Cos. Inc.	5.375%	6/15/12	18,258	18,361
	Travelers Cos. Inc.	6.250%	6/20/16	10,125	11,961
	Travelers Property Casualty Corp.	5.000%	3/15/13	27,640	28,685
	UnitedHealth Group Inc.	5.500%	11/15/12	20,125	20,654
	UnitedHealth Group Inc.	4.875%	2/15/13	37,455	38,732
	UnitedHealth Group Inc.	4.875%	4/1/13	34,844	36,005
	UnitedHealth Group Inc.	5.000%	8/15/14	13,335	14,571
	WellPoint Inc.	6.800%	8/1/12	19,558	19,855
	WellPoint Inc.	6.000%	2/15/14	41,400	45,004
	WellPoint Inc.	5.000%	12/15/14	12,700	13,971
	Willis North America Inc.	5.625%	7/15/15	39,149	42,723
	XL Group plc	5.250%	9/15/14	42,514	45,115
3,6	ZFS Finance USA Trust IV	5.875%	5/9/62	4,270	4,265

	Other Finance (0.1%)
	ORIX Corp.	3.750%	3/9/17	19,000	18,929

	Real Estate Investment Trusts (1.5%)
	Boston Properties LP	6.250%	1/15/13	2,693	2,775
	Brandywine Operating Partnership LP	5.400%	11/1/14	4,850	5,127
	Brandywine Operating Partnership LP	7.500%	5/15/15	9,750	10,896
	Brandywine Operating Partnership LP	5.700%	5/1/17	2,925	3,131
	Camden Property Trust	5.000%	6/15/15	6,300	6,805
	DDR Corp.	5.375%	10/15/12	26,100	26,231
	DDR Corp.	5.500%	5/1/15	20,772	21,914
	Digital Realty Trust LP	4.500%	7/15/15	50,080	52,715
	Duke Realty LP	4.625%	5/15/13	9,725	10,032
	Duke Realty LP	6.250%	5/15/13	10,076	10,537
	ERP Operating LP	5.250%	9/15/14	9,740	10,548
	ERP Operating LP	6.584%	4/13/15	7,583	8,570
	ERP Operating LP	5.125%	3/15/16	15,380	17,077
	ERP Operating LP	5.375%	8/1/16	11,640	13,011
	HCP Inc.	2.700%	2/1/14	14,550	14,789
	HCP Inc.	3.750%	2/1/16	14,550	15,321
	Health Care REIT Inc.	5.875%	5/15/15	5,580	6,069
	Health Care REIT Inc.	3.625%	3/15/16	9,675	9,910

Health Care REIT Inc.	4.125%	4/1/19	3,945	3,981
Hospitality Properties Trust	7.875%	8/15/14	8,350	9,133
Kilroy Realty LP	5.000%	11/3/15	14,550	15,585
Kimco Realty Corp.	5.783%	3/15/16	15,783	17,445
Liberty Property LP	6.375%	8/15/12	19,020	19,294
ProLogis LP	6.250%	3/15/17	8,275	9,326
ProLogis LP	4.500%	8/15/17	7,300	7,651
Senior Housing Properties Trust	4.300%	1/15/16	9,700	9,724
Simon Property Group LP	6.750%	5/15/14	10,800	11,856
Simon Property Group LP	5.100%	6/15/15	9,125	10,086
Simon Property Group LP	6.100%	5/1/16	5,820	6,709
Simon Property Group LP	5.250%	12/1/16	6,226	7,114
Simon Property Group LP	2.800%	1/30/17	22,720	23,542
Simon Property Group LP	5.875%	3/1/17	4,875	5,632
Simon Property Group LP	2.150%	9/15/17	53,600	53,289
Tanger Properties LP	6.150%	11/15/15	15,860	17,766
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	17,575	17,997
6 WCI Finance LLC / WEA Finance LLC	5.400%	10/1/12	43,645	44,439
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	23,125	25,501
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	35,550	38,885
				11,984,587
Industrial (29.2%)
Basic Industry (2.5%)
Air Products & Chemicals Inc.	4.150%	2/1/13	12,300	12,630
Air Products & Chemicals Inc.	2.000%	8/2/16	9,825	10,090
Alcoa Inc.	6.750%	7/15/18	9,750	11,176
6 Anglo American Capital plc	9.375%	4/8/14	11,225	12,722
6 Anglo American Capital plc	2.625%	4/3/17	9,750	9,824
ArcelorMittal	5.375%	6/1/13	34,280	35,500
ArcelorMittal	9.000%	2/15/15	18,985	21,773
ArcelorMittal	3.750%	8/5/15	11,488	11,706
ArcelorMittal	3.750%	3/1/16	9,775	9,811
ArcelorMittal	4.500%	2/25/17	40,950	41,093
ArcelorMittal USA LLC	6.500%	4/15/14	11,285	12,081
Barrick Gold Corp.	1.750%	5/30/14	36,040	36,550
Barrick Gold Corp.	2.900%	5/30/16	17,330	18,184
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	6,966	7,252
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	55,475	60,568
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	45,775	46,140
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	23,315	23,806
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	36,050	36,316
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	4,880	5,051
Dow Chemical Co.	7.600%	5/15/14	22,855	25,721
Dow Chemical Co.	5.900%	2/15/15	11,250	12,621
Dow Chemical Co.	2.500%	2/15/16	14,626	15,110
Ecolab Inc.	3.000%	12/8/16	30,610	32,285
EI du Pont de Nemours & Co.	5.875%	1/15/14	208	226
EI du Pont de Nemours & Co.	1.950%	1/15/16	33,820	35,002
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,710	1,817
EI du Pont de Nemours & Co.	5.250%	12/15/16	17,243	20,230
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	9,745	9,734
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	6,820	6,743
International Paper Co.	5.300%	4/1/15	4,750	5,222
International Paper Co.	7.950%	6/15/18	7,250	9,095
Monsanto Co.	2.750%	4/15/16	12,984	13,735
Praxair Inc.	1.750%	11/15/12	20,200	20,345
Praxair Inc.	4.625%	3/30/15	11,796	13,094

Praxair Inc.	5.200%	3/15/17	2,437	2,859
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	120,666	139,072
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	15,242	15,599
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	43,845	45,744
Rio Tinto Finance USA plc	2.000%	3/22/17	14,620	14,780
Rohm & Haas Co.	5.600%	3/15/13	20,310	21,112
Teck Resources Ltd.	10.250%	5/15/16	19,290	22,087
Vale Overseas Ltd.	6.250%	1/11/16	14,610	16,543
Vale Overseas Ltd.	6.250%	1/23/17	29,165	33,509
6 Xstrata Finance Canada Ltd.	2.850%	11/10/14	38,965	39,671

Capital Goods (3.1%)
3M Co.	1.375%	9/29/16	4,760	4,831
6 ABB Treasury Center USA Inc.	2.500%	6/15/16	14,650	14,825
Allied Waste North America Inc.	6.875%	6/1/17	9,125	9,490
Bemis Co. Inc.	5.650%	8/1/14	10,130	11,017
Black & Decker Corp.	5.750%	11/15/16	14,640	17,115
Boeing Capital Corp.	5.800%	1/15/13	22,048	22,878
Boeing Capital Corp.	2.125%	8/15/16	7,800	8,118
Boeing Co.	5.125%	2/15/13	28,820	29,870
Boeing Co.	3.500%	2/15/15	4,750	5,113
Case New Holland Inc.	7.750%	9/1/13	27,925	29,880
Caterpillar Financial Services Corp.	4.250%	2/8/13	14,910	15,346
Caterpillar Financial Services Corp.	2.000%	4/5/13	12,820	13,002
Caterpillar Financial Services Corp.	4.900%	8/15/13	16,495	17,416
Caterpillar Financial Services Corp.	6.200%	9/30/13	27,200	29,318
Caterpillar Financial Services Corp.	6.125%	2/17/14	24,280	26,646
Caterpillar Financial Services Corp.	1.650%	4/1/14	26,625	27,126
5 Caterpillar Financial Services Corp.	0.870%	2/9/15	32,620	32,802
Caterpillar Financial Services Corp.	4.750%	2/17/15	11,900	13,218
Caterpillar Financial Services Corp.	2.750%	6/24/15	9,250	9,740
Caterpillar Financial Services Corp.	2.650%	4/1/16	19,550	20,649
Caterpillar Financial Services Corp.	2.050%	8/1/16	20,610	21,328
Caterpillar Inc.	1.375%	5/27/14	40,900	41,585
Cooper US Inc.	5.250%	11/15/12	19,115	19,592
CRH America Inc.	5.300%	10/15/13	21,527	22,614
CRH America Inc.	4.125%	1/15/16	38,050	38,860
Danaher Corp.	1.300%	6/23/14	13,300	13,522
Danaher Corp.	2.300%	6/23/16	14,198	14,852
Eaton Corp.	5.950%	3/20/14	9,750	10,696
Emerson Electric Co.	5.625%	11/15/13	7,800	8,397
Emerson Electric Co.	4.125%	4/15/15	9,220	10,078
General Dynamics Corp.	4.250%	5/15/13	6,500	6,754
General Dynamics Corp.	5.250%	2/1/14	41,916	45,332
General Dynamics Corp.	1.375%	1/15/15	35,475	36,172
General Dynamics Corp.	2.250%	7/15/16	5,637	5,899
General Electric Co.	5.000%	2/1/13	176,515	182,321
General Electric Co.	5.250%	12/6/17	36,000	41,978
Harsco Corp.	5.125%	9/15/13	8,000	8,395
Harsco Corp.	2.700%	10/15/15	37,250	37,828
Honeywell International Inc.	4.250%	3/1/13	4,250	4,382
Illinois Tool Works Inc.	5.150%	4/1/14	18,725	20,316
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	18,270	19,430
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	36,003	41,412
John Deere Capital Corp.	5.250%	10/1/12	9,340	9,520
John Deere Capital Corp.	1.875%	6/17/13	30,850	31,314
John Deere Capital Corp.	4.900%	9/9/13	15,397	16,301

John Deere Capital Corp.	1.250%	12/2/14	11,470	11,623
John Deere Capital Corp.	2.950%	3/9/15	32,950	34,951
John Deere Capital Corp.	2.250%	6/7/16	28,375	29,567
John Deere Capital Corp.	1.850%	9/15/16	6,070	6,212
John Deere Capital Corp.	2.000%	1/13/17	12,680	13,027
John Deere Capital Corp.	1.400%	3/15/17	19,490	19,512
L-3 Communications Corp.	6.375%	10/15/15	1,200	1,230
L-3 Communications Corp.	3.950%	11/15/16	13,160	13,951
Mohawk Industries Inc.	6.375%	1/15/16	5,471	6,023
Tyco International Finance SA	6.000%	11/15/13	8,750	9,413
Tyco International Finance SA	4.125%	10/15/14	3,350	3,589
Waste Management Inc.	6.375%	3/11/15	5,817	6,630
Waste Management Inc.	2.600%	9/1/16	8,200	8,501

Communication (5.5%)
America Movil SAB de CV	5.500%	3/1/14	20,916	22,596
America Movil SAB de CV	3.625%	3/30/15	48,771	51,976
America Movil SAB de CV	2.375%	9/8/16	60,500	61,774
American Tower Corp.	4.625%	4/1/15	6,875	7,344
AT&T Inc.	6.700%	11/15/13	62,618	68,269
AT&T Inc.	4.850%	2/15/14	23,431	25,148
AT&T Inc.	5.100%	9/15/14	45,013	49,477
AT&T Inc.	0.875%	2/13/15	36,000	35,927
AT&T Inc.	2.500%	8/15/15	36,362	37,963
AT&T Inc.	2.950%	5/15/16	22,580	23,998
AT&T Inc.	5.625%	6/15/16	7,380	8,637
AT&T Inc.	2.400%	8/15/16	56,408	58,732
AT&T Inc.	1.600%	2/15/17	29,180	29,266
AT&T Inc.	5.500%	2/1/18	9,800	11,579
BellSouth Corp.	5.200%	9/15/14	32,150	35,254
British Telecommunications plc	5.150%	1/15/13	9,652	9,936
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	80,535	88,421
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	99,240	107,067
CenturyLink Inc.	7.875%	8/15/12	13,550	13,802
CenturyLink Inc.	5.000%	2/15/15	4,750	5,004
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	34,206	36,496
Comcast Corp.	5.300%	1/15/14	26,309	28,236
Comcast Corp.	6.500%	1/15/15	28,344	32,396
Comcast Corp.	5.850%	11/15/15	13,578	15,638
Comcast Corp.	6.500%	1/15/17	14,840	17,882
COX Communications Inc.	5.450%	12/15/14	12,150	13,481
Deutsche Telekom International Finance BV	5.250%	7/22/13	9,100	9,567
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,265	3,496
6 Deutsche Telekom International Finance BV	3.125%	4/11/16	17,100	17,697
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	7,075	7,041
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	14,600	15,804
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	13,650	14,448
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	17,710	18,440
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	32,925	34,751

6 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	38,980	39,073
Discovery Communications LLC	3.700%	6/1/15	9,750	10,444
France Telecom SA	4.375%	7/8/14	77,106	82,086
France Telecom SA	2.125%	9/16/15	26,540	26,881
France Telecom SA	2.750%	9/14/16	17,030	17,464
Interpublic Group of Cos. Inc.	6.250%	11/15/14	14,650	15,987
McGraw-Hill Cos. Inc.	5.375%	11/15/12	6,200	6,357
NBCUniversal Media LLC	2.100%	4/1/14	29,200	29,820
NBCUniversal Media LLC	3.650%	4/30/15	30,380	32,486
NBCUniversal Media LLC	2.875%	4/1/16	37,975	39,763
News America Inc.	5.300%	12/15/14	13,550	14,971
Omnicom Group Inc.	5.900%	4/15/16	16,625	19,285
Qwest Corp.	7.500%	10/1/14	4,875	5,496
Reed Elsevier Capital Inc.	7.750%	1/15/14	9,150	10,121
Rogers Communications Inc.	6.375%	3/1/14	14,002	15,386
Telecom Italia Capital SA	5.250%	11/15/13	49,375	50,241
Telecom Italia Capital SA	6.175%	6/18/14	33,657	34,849
Telecom Italia Capital SA	4.950%	9/30/14	38,431	38,856
Telecom Italia Capital SA	5.250%	10/1/15	24,113	24,556
Telefonica Emisiones SAU	5.855%	2/4/13	27,668	28,144
Telefonica Emisiones SAU	4.949%	1/15/15	36,555	36,707
Telefonica Emisiones SAU	3.992%	2/16/16	6,820	6,609
Telefonica Emisiones SAU	6.421%	6/20/16	38,120	39,263
Telefonos de Mexico SAB de CV	5.500%	1/27/15	4,875	5,330
Thomson Reuters Corp.	5.950%	7/15/13	50,874	53,770
Thomson Reuters Corp.	5.700%	10/1/14	22,400	24,750
Time Warner Cable Inc.	6.200%	7/1/13	22,615	24,014
Time Warner Cable Inc.	8.250%	2/14/14	21,160	23,838
Time Warner Cable Inc.	7.500%	4/1/14	22,545	25,263
Time Warner Cable Inc.	3.500%	2/1/15	5,650	5,993
Verizon Communications Inc.	4.350%	2/15/13	24,055	24,698
Verizon Communications Inc.	1.950%	3/28/14	26,410	27,013
Verizon Communications Inc.	1.250%	11/3/14	50,050	50,659
Verizon Communications Inc.	4.900%	9/15/15	7,300	8,227
Verizon Communications Inc.	5.550%	2/15/16	14,580	16,834
Verizon Communications Inc.	2.000%	11/1/16	45,941	47,046
Verizon Communications Inc.	5.500%	4/1/17	13,675	16,067
Vodafone Group plc	4.150%	6/10/14	87,381	93,173
Vodafone Group plc	2.875%	3/16/16	19,025	20,237
Vodafone Group plc	5.625%	2/27/17	16,012	18,756
Vodafone Group plc	1.625%	3/20/17	34,430	34,237
WPP Finance UK	8.000%	9/15/14	17,480	20,064

Consumer Cyclical (3.3%)
6 American Honda Finance Corp.	2.375%	3/18/13	33,900	34,407
6 American Honda Finance Corp.	4.625%	4/2/13	18,650	19,335
6 American Honda Finance Corp.	6.700%	10/1/13	19,400	20,986
6 American Honda Finance Corp.	2.500%	9/21/15	10,190	10,518
Best Buy Co. Inc.	6.750%	7/15/13	9,350	9,771
CVS Caremark Corp.	3.250%	5/18/15	22,070	23,478
CVS Caremark Corp.	6.125%	8/15/16	4,860	5,728
6 Daimler Finance North America LLC	2.300%	1/9/15	19,480	19,811
6 Daimler Finance North America LLC	2.400%	4/10/17	9,740	9,856
Darden Restaurants Inc.	5.625%	10/15/12	15,055	15,379
eBay Inc.	1.625%	10/15/15	25,535	26,102
Ford Motor Credit Co. LLC	7.000%	4/15/15	21,910	24,402

Ford Motor Credit Co. LLC	5.625%	9/15/15	3,460	3,745
Ford Motor Credit Co. LLC	5.000%	5/15/18	14,280	15,387
6 Harley-Davidson Funding Corp.	5.250%	12/15/12	32,820	33,448
6 Harley-Davidson Funding Corp.	5.750%	12/15/14	20,635	22,443
Historic TW Inc.	9.125%	1/15/13	28,598	30,230
Home Depot Inc.	5.400%	3/1/16	79,615	91,934
6 Hyundai Capital America	3.750%	4/6/16	4,160	4,285
6 Hyundai Capital Services Inc.	4.375%	7/27/16	15,860	16,659
JC Penney Corp. Inc.	9.000%	8/1/12	23,036	23,439
Johnson Controls Inc.	1.750%	3/1/14	6,000	6,101
K Hovnanian Enterprises Inc.	6.250%	1/15/16	7,710	4,780
6 Kia Motors Corp.	3.625%	6/14/16	8,600	8,767
Lowe's Cos. Inc.	1.625%	4/15/17	17,060	17,107
Macy's Retail Holdings Inc.	5.750%	7/15/14	12,473	13,642
Macy's Retail Holdings Inc.	7.875%	7/15/15	9,564	11,271
Macy's Retail Holdings Inc.	5.900%	12/1/16	36,480	41,953
Macy's Retail Holdings Inc.	7.450%	7/15/17	9,720	11,915
Marriott International Inc.	6.375%	6/15/17	6,872	8,086
6 Nissan Motor Acceptance Corp.	3.250%	1/30/13	38,040	38,526
6 Nissan Motor Acceptance Corp.	4.500%	1/30/15	5,600	5,975
Nordstrom Inc.	6.750%	6/1/14	17,186	19,332
Nordstrom Inc.	6.250%	1/15/18	6,599	8,152
5 PACCAR Financial Corp.	0.691%	4/5/13	50,535	50,719
PACCAR Financial Corp.	1.550%	9/29/14	16,740	17,067
PACCAR Financial Corp.	1.600%	3/15/17	12,000	12,047
6 RCI Banque SA	4.600%	4/12/16	8,088	8,075
Staples Inc.	7.375%	10/1/12	22,580	23,179
TJX Cos. Inc.	4.200%	8/15/15	5,360	5,871
Toll Brothers Finance Corp.	5.150%	5/15/15	16,010	16,891
Toyota Motor Credit Corp.	1.250%	11/17/14	29,980	30,365
Toyota Motor Credit Corp.	1.000%	2/17/15	41,340	41,431
Toyota Motor Credit Corp.	2.800%	1/11/16	17,790	18,685
Toyota Motor Credit Corp.	2.000%	9/15/16	18,750	19,204
Toyota Motor Credit Corp.	2.050%	1/12/17	27,380	28,091
Viacom Inc.	1.250%	2/27/15	17,540	17,559
Viacom Inc.	2.500%	12/15/16	10,400	10,736
6 Volkswagen International Finance NV	1.625%	8/12/13	19,525	19,690
6 Volkswagen International Finance NV	1.875%	4/1/14	49,860	50,534
6 Volkswagen International Finance NV	2.375%	3/22/17	14,620	14,741
6 Volvo Treasury AB	5.950%	4/1/15	44,450	48,696
Wal-Mart Stores Inc.	3.000%	2/3/14	11,985	12,515
Wal-Mart Stores Inc.	1.625%	4/15/14	15,640	15,981
Wal-Mart Stores Inc.	3.200%	5/15/14	24,445	25,764
Wal-Mart Stores Inc.	2.875%	4/1/15	11,815	12,576
Wal-Mart Stores Inc.	1.500%	10/25/15	52,900	54,150
Wal-Mart Stores Inc.	2.800%	4/15/16	17,098	18,311
Wal-Mart Stores Inc.	5.375%	4/5/17	32,879	38,824
6 Wesfarmers Ltd.	2.983%	5/18/16	6,180	6,353
Western Union Co.	6.500%	2/26/14	28,250	31,074
Wyndham Worldwide Corp.	2.950%	3/1/17	7,800	7,783
Wyndham Worldwide Corp.	5.750%	2/1/18	6,820	7,570

Consumer Noncyclical (7.5%)
Abbott Laboratories	2.700%	5/27/15	19,525	20,690
Abbott Laboratories	5.875%	5/15/16	31,445	37,195
Allergan Inc.	5.750%	4/1/16	15,530	18,134
Altria Group Inc.	8.500%	11/10/13	31,113	34,629

Altria Group Inc.	4.125%	9/11/15	38,477	42,101
Amgen Inc.	1.875%	11/15/14	45,820	46,776
Amgen Inc.	2.300%	6/15/16	20,000	20,527
Anheuser-Busch Cos. LLC	5.000%	1/15/15	3,480	3,843
Anheuser-Busch Cos. LLC	5.050%	10/15/16	4,875	5,580
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	97,500	99,173
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	39,000	39,646
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	28,675	31,868
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	12,680	13,765
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	19,495	20,997
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	33,440	35,511
AstraZeneca plc	5.400%	9/15/12	20,000	20,332
AstraZeneca plc	5.400%	6/1/14	11,070	12,166
Baxter International Inc.	1.800%	3/15/13	6,820	6,899
Baxter International Inc.	5.375%	6/1/18	9,745	11,633
Becton Dickinson and Co.	1.750%	11/8/16	19,495	19,960
Biogen Idec Inc.	6.000%	3/1/13	41,165	42,845
Boston Scientific Corp.	4.500%	1/15/15	37,900	40,761
Boston Scientific Corp.	6.250%	11/15/15	10,150	11,477
Boston Scientific Corp.	6.400%	6/15/16	15,572	18,009
Bottling Group LLC	6.950%	3/15/14	10,283	11,473
Bottling Group LLC	5.500%	4/1/16	32,960	38,365
Bunge Ltd. Finance Corp.	5.100%	7/15/15	4,380	4,715
Bunge Ltd. Finance Corp.	4.100%	3/15/16	17,290	18,208
Cardinal Health Inc.	5.500%	6/15/13	4,245	4,461
CareFusion Corp.	5.125%	8/1/14	13,970	15,084
Celgene Corp.	2.450%	10/15/15	14,600	14,981
Church & Dwight Co. Inc.	3.350%	12/15/15	9,760	10,270
Clorox Co.	5.000%	3/1/13	2,750	2,850
6 Coca-Cola Amatil Ltd.	3.250%	11/2/14	6,560	6,839
Coca-Cola Co.	0.750%	11/15/13	19,950	20,008
Coca-Cola Co.	3.625%	3/15/14	19,635	20,763
Coca-Cola Co.	0.750%	3/13/15	14,800	14,846
Coca-Cola Co.	1.500%	11/15/15	38,775	39,678
Coca-Cola Co.	1.800%	9/1/16	11,700	12,022
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	20,400	21,530
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	17,575	19,657
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	4,500	4,925
Covidien International Finance SA	5.450%	10/15/12	6,750	6,882
Covidien International Finance SA	1.875%	6/15/13	29,250	29,537
CR Bard Inc.	2.875%	1/15/16	22,350	23,538
DENTSPLY International Inc.	2.750%	8/15/16	9,760	10,012
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	9,400	9,509
Express Scripts Holding Co.	6.250%	6/15/14	7,505	8,235
6 Express Scripts Holding Co.	2.750%	11/21/14	16,560	17,009
6 Express Scripts Holding Co.	2.100%	2/12/15	29,220	29,647
Express Scripts Holding Co.	3.125%	5/15/16	20,350	21,236
6 Express Scripts Holding Co.	3.500%	11/15/16	16,675	17,579
6 Express Scripts Holding Co.	2.650%	2/15/17	26,790	27,303
General Mills Inc.	5.250%	8/15/13	15,800	16,715
Gilead Sciences Inc.	2.400%	12/1/14	19,480	20,168
Gilead Sciences Inc.	3.050%	12/1/16	15,960	16,908
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	131,040	136,966
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	33,165	35,630
HJ Heinz Co.	2.000%	9/12/16	7,910	8,115
Hospira Inc.	5.900%	6/15/14	6,825	7,380
Hospira Inc.	6.050%	3/30/17	6,390	7,197

Kellogg Co.	4.250%	3/6/13	14,000	14,441
Koninklijke Philips Electronics NV	5.750%	3/11/18	9,530	11,221
Kraft Foods Inc.	6.000%	2/11/13	27,339	28,463
Kraft Foods Inc.	2.625%	5/8/13	39,934	40,669
Kraft Foods Inc.	5.250%	10/1/13	17,308	18,372
Kraft Foods Inc.	6.750%	2/19/14	21,475	23,690
Kraft Foods Inc.	4.125%	2/9/16	9,750	10,667
Kroger Co.	5.000%	4/15/13	31,915	33,213
Kroger Co.	7.500%	1/15/14	13,725	15,236
Kroger Co.	2.200%	1/15/17	6,895	7,023
Life Technologies Corp.	4.400%	3/1/15	14,600	15,637
Lorillard Tobacco Co.	3.500%	8/4/16	16,500	17,231
McKesson Corp.	5.250%	3/1/13	9,750	10,117
McKesson Corp.	6.500%	2/15/14	9,070	9,974
McKesson Corp.	3.250%	3/1/16	12,324	13,235
Mead Johnson Nutrition Co.	3.500%	11/1/14	14,000	14,624
Medco Health Solutions Inc.	6.125%	3/15/13	19,460	20,299
Medco Health Solutions Inc.	7.250%	8/15/13	21,105	22,820
Medco Health Solutions Inc.	2.750%	9/15/15	4,870	5,011
Medtronic Inc.	4.500%	3/15/14	9,200	9,851
Medtronic Inc.	3.000%	3/15/15	9,645	10,268
Merck & Co. Inc.	4.750%	3/1/15	6,100	6,774
Merck & Co. Inc.	4.000%	6/30/15	14,640	16,118
Merck & Co. Inc.	2.250%	1/15/16	26,500	27,734
Novartis Capital Corp.	1.900%	4/24/13	131,480	133,451
Novartis Capital Corp.	4.125%	2/10/14	31,775	33,704
Novartis Capital Corp.	2.900%	4/24/15	9,450	10,052
PepsiAmericas Inc.	4.375%	2/15/14	14,370	15,320
PepsiCo Inc.	4.650%	2/15/13	22,166	22,909
PepsiCo Inc.	0.875%	10/25/13	12,920	12,992
PepsiCo Inc.	3.750%	3/1/14	26,150	27,675
PepsiCo Inc.	0.800%	8/25/14	23,790	23,900
PepsiCo Inc.	3.100%	1/15/15	8,185	8,664
PepsiCo Inc.	0.750%	3/5/15	19,495	19,512
PepsiCo Inc.	2.500%	5/10/16	21,805	23,059
Pfizer Inc.	4.500%	2/15/14	5,500	5,889
Pfizer Inc.	5.350%	3/15/15	52,000	58,708
Philip Morris International Inc.	4.875%	5/16/13	36,600	38,254
Philip Morris International Inc.	6.875%	3/17/14	18,431	20,597
Philip Morris International Inc.	2.500%	5/16/16	49,265	51,726
Reynolds American Inc.	7.250%	6/1/13	7,800	8,327
Reynolds American Inc.	7.625%	6/1/16	15,595	18,777
Reynolds American Inc.	6.750%	6/15/17	2,680	3,217
6 Roche Holdings Inc.	5.000%	3/1/14	3,160	3,400
6 Roche Holdings Inc.	6.000%	3/1/19	20,825	25,857
Safeway Inc.	6.250%	3/15/14	9,650	10,443
Safeway Inc.	3.400%	12/1/16	14,610	14,860
Sanofi	1.200%	9/30/14	39,700	40,184
Sanofi	2.625%	3/29/16	25,485	26,861
St. Jude Medical Inc.	2.200%	9/15/13	48,750	49,704
St. Jude Medical Inc.	3.750%	7/15/14	18,575	19,722
Stryker Corp.	3.000%	1/15/15	13,600	14,360
Stryker Corp.	2.000%	9/30/16	28,935	29,718
Sysco Corp.	4.200%	2/12/13	9,255	9,527
6 Tesco plc	2.000%	12/5/14	14,610	14,848
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	9,745	10,107

Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	35,570	37,478
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	28,730	29,259
Thermo Fisher Scientific Inc.	2.150%	12/28/12	18,750	18,956
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,330	2,607
Thermo Fisher Scientific Inc.	3.200%	3/1/16	19,490	20,931
Thermo Fisher Scientific Inc.	2.250%	8/15/16	13,695	14,266
Whirlpool Corp.	5.500%	3/1/13	37,511	38,865
6 WM Wrigley Jr Co.	2.450%	6/28/12	53,660	53,767
Wyeth LLC	5.500%	3/15/13	66,330	69,129
Wyeth LLC	5.500%	2/1/14	53,732	58,384
Wyeth LLC	5.500%	2/15/16	9,745	11,335

Energy (3.2%)
Anadarko Petroleum Corp.	7.625%	3/15/14	14,610	16,206
Anadarko Petroleum Corp.	5.750%	6/15/14	29,998	32,620
Anadarko Petroleum Corp.	5.950%	9/15/16	27,270	31,569
Anadarko Petroleum Corp.	6.375%	9/15/17	3,465	4,119
Apache Corp.	5.250%	4/15/13	4,900	5,117
Apache Corp.	1.750%	4/15/17	13,640	13,823
BP Capital Markets plc	5.250%	11/7/13	63,964	68,102
BP Capital Markets plc	3.625%	5/8/14	43,740	45,998
BP Capital Markets plc	3.875%	3/10/15	80,192	86,002
BP Capital Markets plc	3.125%	10/1/15	33,450	35,365
BP Capital Markets plc	3.200%	3/11/16	38,365	40,732
BP Capital Markets plc	2.248%	11/1/16	37,575	38,618
Canadian Natural Resources Ltd.	5.150%	2/1/13	14,020	14,492
Canadian Natural Resources Ltd.	1.450%	11/14/14	14,620	14,818
Cenovus Energy Inc.	4.500%	9/15/14	18,650	20,146
Chevron Corp.	3.950%	3/3/14	8,800	9,357
ConocoPhillips	4.400%	5/15/13	13,725	14,271
ConocoPhillips	4.750%	2/1/14	74,298	79,498
ConocoPhillips	4.600%	1/15/15	6,830	7,514
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	9,516	9,968
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	11,700	13,822
Devon Energy Corp.	5.625%	1/15/14	6,250	6,763
Ensco plc	3.250%	3/15/16	33,450	35,129
EOG Resources Inc.	2.950%	6/1/15	20,540	21,744
6 GS Caltex Corp.	5.500%	10/15/15	8,300	8,868
Husky Energy Inc.	5.900%	6/15/14	11,115	12,196
Marathon Petroleum Corp.	3.500%	3/1/16	7,370	7,768
Noble Holding International Ltd.	3.450%	8/1/15	7,581	7,995
Noble Holding International Ltd.	3.050%	3/1/16	16,130	16,827
Occidental Petroleum Corp.	2.500%	2/1/16	34,250	36,007
Occidental Petroleum Corp.	4.125%	6/1/16	8,344	9,342
Occidental Petroleum Corp.	1.750%	2/15/17	20,175	20,540
6 Phillips 66	1.950%	3/5/15	6,335	6,391
6 Phillips 66	2.950%	5/1/17	5,850	5,993
6 Schlumberger Norge AS	1.950%	9/14/16	39,569	40,444
Shell International Finance BV	1.875%	3/25/13	20,000	20,280
Shell International Finance BV	4.000%	3/21/14	74,845	79,446
Shell International Finance BV	3.100%	6/28/15	61,295	65,358
Shell International Finance BV	5.200%	3/22/17	14,225	16,662
Total Capital International SA	1.500%	2/17/17	26,300	26,185
Total Capital SA	3.000%	6/24/15	32,610	34,352
Total Capital SA	3.125%	10/2/15	36,354	38,549
Total Capital SA	2.300%	3/15/16	14,620	15,060

Transocean Inc.	5.250%	3/15/13	7,181	7,411
Transocean Inc.	4.950%	11/15/15	39,000	41,897
Transocean Inc.	5.050%	12/15/16	11,175	12,117
Valero Energy Corp.	4.750%	6/15/13	17,350	18,010
Valero Energy Corp.	4.500%	2/1/15	14,625	15,706
Weatherford International Inc.	6.350%	6/15/17	10,105	11,768
Weatherford International Ltd.	5.150%	3/15/13	3,737	3,866
Weatherford International Ltd.	5.500%	2/15/16	9,760	10,864
6 Woodside Finance Ltd.	8.125%	3/1/14	9,375	10,353

Technology (3.1%)
Affiliated Computer Services Inc.	5.200%	6/1/15	9,750	10,588
Agilent Technologies Inc.	4.450%	9/14/12	11,475	11,630
Agilent Technologies Inc.	5.500%	9/14/15	7,149	8,056
Amphenol Corp.	4.750%	11/15/14	19,500	21,143
Applied Materials Inc.	2.650%	6/15/16	9,800	10,273
Cisco Systems Inc.	1.625%	3/14/14	40,280	41,159
Cisco Systems Inc.	2.900%	11/17/14	5,000	5,299
Cisco Systems Inc.	5.500%	2/22/16	52,317	60,983
Cisco Systems Inc.	3.150%	3/14/17	14,620	15,930
Computer Sciences Corp.	5.500%	3/15/13	10,710	11,058
Dell Inc.	2.100%	4/1/14	46,000	47,124
Dell Inc.	5.625%	4/15/14	27,750	30,387
Dell Inc.	2.300%	9/10/15	27,051	27,990
Dun & Bradstreet Corp.	6.000%	4/1/13	25,050	26,045
Dun & Bradstreet Corp.	2.875%	11/15/15	6,750	6,958
Google Inc.	2.125%	5/19/16	3,854	4,036
Hewlett-Packard Co.	1.250%	9/13/13	39,000	39,011
Hewlett-Packard Co.	6.125%	3/1/14	62,810	67,945
Hewlett-Packard Co.	1.550%	5/30/14	12,580	12,619
Hewlett-Packard Co.	2.625%	12/9/14	24,375	25,091
Hewlett-Packard Co.	2.125%	9/13/15	28,650	28,906
Hewlett-Packard Co.	2.200%	12/1/15	12,177	12,345
Hewlett-Packard Co.	2.650%	6/1/16	55,810	56,903
Hewlett-Packard Co.	3.000%	9/15/16	10,705	11,034
Hewlett-Packard Co.	2.600%	9/15/17	39,035	39,063
HP Enterprise Services LLC	6.000%	8/1/13	89,098	94,239
Intel Corp.	1.950%	10/1/16	7,780	8,048
International Business Machines Corp.	4.750%	11/29/12	7,195	7,377
International Business Machines Corp.	2.100%	5/6/13	19,146	19,481
International Business Machines Corp.	1.000%	8/5/13	28,770	28,972
International Business Machines Corp.	6.500%	10/15/13	8,800	9,558
International Business Machines Corp.	0.875%	10/31/14	52,640	52,894
International Business Machines Corp.	0.550%	2/6/15	16,520	16,417
International Business Machines Corp.	2.000%	1/5/16	29,350	30,378
International Business Machines Corp.	1.950%	7/22/16	46,425	47,862
International Business Machines Corp.	1.250%	2/6/17	19,600	19,523
Lexmark International Inc.	5.900%	6/1/13	18,400	19,150
Microsoft Corp.	2.950%	6/1/14	15,350	16,127
Microsoft Corp.	1.625%	9/25/15	15,474	15,943
Oracle Corp.	4.950%	4/15/13	19,338	20,046
Oracle Corp.	3.750%	7/8/14	36,050	38,499
Oracle Corp.	5.250%	1/15/16	39,595	45,559
Pitney Bowes Inc.	4.875%	8/15/14	1,550	1,640
Pitney Bowes Inc.	5.000%	3/15/15	19,920	21,243
Texas Instruments Inc.	1.375%	5/15/14	23,306	23,682
Texas Instruments Inc.	2.375%	5/16/16	12,675	13,313

	Xerox Corp.	4.250%	2/15/15	27,140	28,929
	Xerox Corp.	2.950%	3/15/17	7,700	7,862

	Transportation (1.0%)
	Burlington Northern Santa Fe LLC	4.875%	1/15/15	5,380	5,910
	Canadian National Railway Co.	4.950%	1/15/14	8,125	8,709
	Canadian National Railway Co.	1.450%	12/15/16	6,840	6,881
3	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	1/2/18	7,762	8,306
3	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	9/15/17	4,679	4,936
3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	6,472	7,216
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	6,502	6,940
3,5	Continental Airlines 2006-1 Class G Pass
	Through Trust	0.834%	6/2/15	11,612	11,281
	CSX Corp.	5.750%	3/15/13	10,650	11,108
	CSX Corp.	5.500%	8/1/13	14,120	14,930
	CSX Corp.	6.250%	4/1/15	11,557	13,279
3,9	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	1/2/23	5,237	5,538
9	Delta Air Lines 2002-1 Class G-2 Pass
	Through Trust	6.417%	7/2/12	29,190	29,372
3	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	7/2/18	15,985	17,343
6	ERAC USA Finance LLC	2.750%	7/1/13	11,740	11,914
6	ERAC USA Finance LLC	2.250%	1/10/14	49,660	50,187
6	ERAC USA Finance LLC	5.600%	5/1/15	10,245	11,287
	JB Hunt Transport Services Inc.	3.375%	9/15/15	11,790	12,225
3,5,9JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.849%	6/15/15	6,499	6,289
3,5,9JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.894%	9/15/15	9,275	8,823
3,5,9JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.953%	5/15/18	9,655	8,134
	Norfolk Southern Corp.	5.257%	9/17/14	12,315	13,576
	Norfolk Southern Corp.	5.750%	1/15/16	4,960	5,740
	Ryder System Inc.	6.000%	3/1/13	29,640	30,749
	Ryder System Inc.	5.850%	3/1/14	5,150	5,565
	Ryder System Inc.	3.150%	3/2/15	17,450	18,107
	Ryder System Inc.	3.600%	3/1/16	25,775	27,165
	Ryder System Inc.	2.500%	3/1/17	5,850	5,888
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	2,294	2,598
	Union Pacific Corp.	5.450%	1/31/13	4,580	4,742
					11,537,376
Utilities (4.2%)
	Electric (3.2%)
	Carolina Power & Light Co.	6.500%	7/15/12	38,537	39,002
	Carolina Power & Light Co.	5.125%	9/15/13	12,286	13,035
	Carolina Power & Light Co.	5.150%	4/1/15	4,900	5,483
	Carolina Power & Light Co.	5.250%	12/15/15	12,920	14,860
	CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	2,950	3,075
	CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	16,460	18,251
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	2,925	3,120
5	CMS Energy Corp.	1.417%	1/15/13	10,000	9,975

	CMS Energy Corp.	2.750%	5/15/14	21,500	21,554
	CMS Energy Corp.	4.250%	9/30/15	29,555	30,589
	Commonwealth Edison Co.	4.700%	4/15/15	2,807	3,103
	Commonwealth Edison Co.	5.950%	8/15/16	4,875	5,777
	Commonwealth Edison Co.	1.950%	9/1/16	4,875	4,988
	Commonwealth Edison Co.	6.150%	9/15/17	13,656	16,615
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	5,000	5,162
	Consumers Energy Co.	5.375%	4/15/13	33,610	35,122
	Consumers Energy Co.	5.150%	2/15/17	5,320	6,126
	Dominion Resources Inc.	5.700%	9/17/12	12,107	12,336
	Dominion Resources Inc.	5.000%	3/15/13	3,800	3,943
	Dominion Resources Inc.	1.950%	8/15/16	11,370	11,565
	DTE Energy Co.	7.625%	5/15/14	4,900	5,499
	Duke Energy Carolinas LLC	5.750%	11/15/13	24,065	25,935
	Duke Energy Carolinas LLC	5.300%	10/1/15	4,900	5,610
	Duke Energy Carolinas LLC	1.750%	12/15/16	6,950	7,107
	Duke Energy Ohio Inc.	2.100%	6/15/13	23,100	23,470
6	EDP Finance BV	5.375%	11/2/12	60,896	60,790
6	Enel Finance International NV	5.700%	1/15/13	4,800	4,908
6	Enel Finance International NV	3.875%	10/7/14	24,475	24,643
	Entergy Arkansas Inc.	5.400%	8/1/13	42,280	44,413
	Entergy Corp.	4.700%	1/15/17	8,275	8,667
	Entergy Louisiana LLC	1.875%	12/15/14	8,765	8,945
	Exelon Generation Co. LLC	5.350%	1/15/14	19,500	20,841
	Florida Power Corp.	4.800%	3/1/13	14,480	14,988
	Florida Power Corp.	5.100%	12/1/15	10,495	11,936
3,6	FPL Energy Marcus Hook LP	7.590%	7/10/18	17,845	17,682
5	Georgia Power Co.	0.794%	3/15/13	31,000	31,008
	Georgia Power Co.	6.000%	11/1/13	8,105	8,755
	Georgia Power Co.	3.000%	4/15/16	6,885	7,363
	Great Plains Energy Inc.	2.750%	8/15/13	11,700	11,891
6	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	55,952	56,951
6	International Transmission Co.	4.450%	7/15/13	8,800	9,101
	MidAmerican Energy Co.	4.650%	10/1/14	4,880	5,316
	MidAmerican Energy Holdings Co.	3.150%	7/15/12	36,805	37,010
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	3,000	3,222
6	Monongahela Power Co. Inc.	7.950%	12/15/13	6,720	7,433
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	69,773	73,758
	National Rural Utilities Cooperative Finance
	Corp.	1.125%	11/1/13	13,300	13,416
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	4,900	5,254
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	7,795	7,837
	Nevada Power Co.	5.875%	1/15/15	6,650	7,477
5	NextEra Energy Capital Holdings Inc.	0.920%	11/9/12	25,750	25,723
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	24,660	25,383
3	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	5,895	6,006
6	Niagara Mohawk Power Corp.	3.553%	10/1/14	4,830	5,116
	Northeast Utilities	5.650%	6/1/13	23,225	24,383
	NSTAR Electric Co.	4.875%	10/15/12	5,430	5,537
	Ohio Power Co.	5.500%	3/1/13	4,900	5,088
	Pacific Gas & Electric Co.	6.250%	12/1/13	16,681	18,132
	Pacific Gas & Electric Co.	4.800%	3/1/14	17,436	18,729
	Pacific Gas & Electric Co.	5.625%	11/30/17	17,274	20,748
	Peco Energy Co.	5.600%	10/15/13	7,300	7,825

Peco Energy Co.	5.000%	10/1/14	4,855	5,324
PG&E Corp.	5.750%	4/1/14	42,548	46,340
PPL Energy Supply LLC	5.400%	8/15/14	8,725	9,429
PSEG Power LLC	2.500%	4/15/13	16,525	16,802
Public Service Electric & Gas Co.	5.000%	8/15/14	9,500	10,388
Public Service Electric & Gas Co.	2.700%	5/1/15	21,500	22,686
Sierra Pacific Power Co.	5.450%	9/1/13	9,280	9,822
Southern California Edison Co.	5.000%	1/15/14	3,300	3,552
Southern California Edison Co.	5.750%	3/15/14	12,925	14,131
Southern Co.	4.150%	5/15/14	10,035	10,712
Southern Co.	2.375%	9/15/15	2,119	2,202
Southwestern Electric Power Co.	5.550%	1/15/17	2,010	2,278
6 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	53,650	56,716
Virginia Electric and Power Co.	4.750%	3/1/13	31,625	32,678
3 Wisconsin Energy Corp.	6.250%	5/15/67	5,460	5,637

Natural Gas (1.0%)
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	22,213	23,046
Enbridge Energy Partners LP	5.875%	12/15/16	6,281	7,290
3 Enbridge Energy Partners LP	8.050%	10/1/37	1,860	2,034
Energy Transfer Partners LP	6.000%	7/1/13	18,540	19,385
Energy Transfer Partners LP	5.950%	2/1/15	5,845	6,396
Energy Transfer Partners LP	6.125%	2/15/17	14,458	16,300
Enterprise Products Operating LLC	6.375%	2/1/13	7,300	7,595
Enterprise Products Operating LLC	5.900%	4/15/13	36,800	38,513
Enterprise Products Operating LLC	9.750%	1/31/14	21,045	24,070
Enterprise Products Operating LLC	3.200%	2/1/16	9,775	10,368
6 Gulf South Pipeline Co. LP	5.750%	8/15/12	23,400	23,662
6 Gulfstream Natural Gas System LLC	6.950%	6/1/16	4,850	5,631
Kinder Morgan Energy Partners LP	3.500%	3/1/16	20,805	22,055
Magellan Midstream Partners LP	6.450%	6/1/14	3,650	4,015
6 NGPL PipeCo LLC	6.514%	12/15/12	19,335	19,263
ONEOK Partners LP	3.250%	2/1/16	41,220	43,535
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	14,465	14,626
Plains All American Pipeline LP / PAA
Finance Corp.	3.950%	9/15/15	6,619	7,113
Sempra Energy	6.500%	6/1/16	18,685	22,208
Sempra Energy	2.300%	4/1/17	28,870	29,606
TransCanada PipeLines Ltd.	0.875%	3/2/15	7,310	7,325
TransCanada PipeLines Ltd.	3.400%	6/1/15	19,955	21,403
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	5,550	5,772
Williams Partners LP	3.800%	2/15/15	32,508	34,602
				1,662,087
Total Corporate Bonds (Cost $24,724,136)				25,184,050
Sovereign Bonds (U.S. Dollar-Denominated) (7.5%)
6 Abu Dhabi National Energy Co.	4.750%	9/15/14	11,700	12,329
6 Banco del Estado de Chile	3.875%	2/8/22	2,000	1,995
6 Banco do Brasil SA	4.500%	1/22/15	4,000	4,185
Banco do Brasil SA	3.875%	1/23/17	7,285	7,447
6 Banco do Nordeste do Brasil SA	3.625%	11/9/15	2,000	2,025
6 Banco do Nordeste do Brasil SA	4.375%	5/3/19	3,900	3,874
6 Bank Nederlandse Gemeenten	1.375%	3/23/15	14,600	14,580
6 Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	4,850	4,859
6 Centrais Eletricas Brasileiras SA	7.750%	11/30/15	2,250	2,616

6	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	3,900	4,274
6	Central American Bank for Economic
	Integration	5.375%	9/24/14	7,000	7,471
6	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	2,300	2,300
6	CNPC General Capital Ltd.	2.750%	4/19/17	4,875	4,875
6	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	5,000	5,138
6	Corp Financiera de Desarrollo SA	4.750%	2/8/22	1,950	2,036
6	Corp Nacional del Cobre de Chile	4.750%	10/15/14	2,460	2,643
6	Corp Nacional del Cobre de Chile	3.750%	11/4/20	9,775	10,211
6	Corp Nacional del Cobre de Chile	3.875%	11/3/21	10,300	10,694
	Corp. Andina de Fomento	3.750%	1/15/16	59,474	61,914
	Corp. Andina de Fomento	5.750%	1/12/17	8,900	9,967
10	Development Bank of Japan	2.875%	4/20/15	5,000	5,274
10	Development Bank of Japan	2.750%	3/15/16	6,900	7,307
10	Development Bank of Japan	5.125%	2/1/17	4,800	5,614
	Development Bank of Kazakhstan JSC	5.500%	12/20/15	1,000	1,071
6	Development Bank of Kazakhstan JSC	5.500%	12/20/15	2,000	2,143
6,11 Dexia Credit Local SA		2.750%	4/29/14	25,300	24,617
6	Electricite de France SA	5.500%	1/26/14	2,970	3,177
6	Emirate of Abu Dhabi	5.500%	4/8/14	14,390	15,648
	European Investment Bank	2.875%	1/15/15	19,500	20,573
	European Investment Bank	2.750%	3/23/15	8,750	9,234
	European Investment Bank	1.125%	4/15/15	30,000	30,263
	European Investment Bank	1.625%	9/1/15	9,725	9,952
	European Investment Bank	2.500%	5/16/16	5,000	5,226
	Export-Import Bank of Korea	5.500%	10/17/12	15,800	16,058
	Export-Import Bank of Korea	8.125%	1/21/14	4,850	5,331
6	Export-Import Bank of Korea	5.250%	2/10/14	2,550	2,686
	Export-Import Bank of Korea	5.875%	1/14/15	23,270	25,427
	Export-Import Bank of Korea	5.125%	3/16/15	9,600	10,304
	Export-Import Bank of Korea	4.125%	9/9/15	33,625	35,358
	Export-Import Bank of Korea	3.750%	10/20/16	18,695	19,314
	Export-Import Bank of Korea	4.000%	1/11/17	31,600	33,261
	Export-Import Bank of Korea	4.000%	1/29/21	4,900	4,910
6	Federation of Malaysia	2.991%	7/6/16	4,875	5,024
	Federative Republic of Brazil	7.875%	3/7/15	19,600	23,260
	Federative Republic of Brazil	6.000%	1/17/17	38,745	46,048
3	Federative Republic of Brazil	8.000%	1/15/18	3,333	3,967
	Federative Republic of Brazil	5.875%	1/15/19	9,900	11,944
	Federative Republic of Brazil	4.875%	1/22/21	18,675	21,414
	Hydro Quebec	2.000%	6/30/16	15,900	16,417
6	Industrial Bank of Korea	7.125%	4/23/14	6,700	7,325
6	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	2,896
10	Japan Bank for International Cooperation	2.875%	2/2/15	25,500	26,883
10	Japan Bank for International Cooperation	1.875%	9/24/15	60,350	61,957
10	Japan Bank for International Cooperation	2.500%	1/21/16	19,500	20,468
10	Japan Bank for International Cooperation	2.500%	5/18/16	22,000	23,069
10	Japan Bank for International Cooperation	2.250%	7/13/16	34,090	35,513
10	Japan Finance Organization for Municipalities	4.625%	4/21/15	8,900	9,849
10	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	10,958
10	Japan Highway Public Corp.	4.625%	10/24/13	4,900	5,145
6	KazMunayGas National Co.	11.750%	1/23/15	4,400	5,335
12	KFW	2.750%	10/21/14	28,250	29,761
6	Kommunalbanken AS	2.375%	1/19/16	5,875	6,141
	Korea Development Bank	5.300%	1/17/13	16,475	16,840
	Korea Development Bank	5.750%	9/10/13	8,900	9,335
	Korea Development Bank	8.000%	1/23/14	9,550	10,470

	Korea Development Bank	4.375%	8/10/15	15,460	16,325
	Korea Development Bank	3.250%	3/9/16	20,260	20,544
	Korea Development Bank	3.875%	5/4/17	22,125	22,894
	Korea Development Bank	3.500%	8/22/17	19,425	19,739
6	Korea Electric Power Corp.	3.000%	10/5/15	10,800	10,947
6	Korea Expressway Corp.	5.125%	5/20/15	3,900	4,180
	Korea Finance Corp.	3.250%	9/20/16	9,800	9,913
6	Korea Gas Corp.	6.000%	7/15/14	4,500	4,844
6	Korea Hydro & Nuclear Power Co. Ltd.	6.250%	6/17/14	2,782	3,005
6	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	4,900	4,981
6	Korea National Oil Corp.	2.875%	11/9/15	2,900	2,935
6	Korea National Oil Corp.	4.000%	10/27/16	19,201	20,087
12	Landwirtschaftliche Rentenbank	3.125%	7/15/15	7,000	7,477
6	MDC-GMTN B.V.	5.750%	5/6/14	4,100	4,396
6	MDC-GMTN B.V.	3.750%	4/20/16	6,000	6,204
6	National Agricultural Cooperative Federation	5.000%	9/30/14	10,000	10,567
	Nordic Investment Bank	2.500%	7/15/15	15,700	16,562
13	Oesterreichische Kontrollbank AG	1.375%	1/21/14	4,875	4,916
13	Oesterreichische Kontrollbank AG	4.500%	3/9/15	6,300	6,866
13	Oesterreichische Kontrollbank AG	1.750%	10/5/15	59,400	60,273
13	Oesterreichische Kontrollbank AG	2.000%	6/3/16	24,350	24,712
	Pemex Project Funding Master Trust	5.750%	3/1/18	7,300	8,295
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	5,587	6,064
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	9,725	10,965
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	4,500	4,592
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	40,320	42,171
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	103,900	106,667
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	4,870	5,482
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	14,800	16,130
	Petroleos Mexicanos	4.875%	3/15/15	23,575	25,650
	Petroleos Mexicanos	8.000%	5/3/19	4,850	6,158
	Petroleos Mexicanos	6.000%	3/5/20	4,850	5,561
3,6	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	2,516	2,622
6	Petronas Capital Ltd.	7.000%	5/22/12	16,300	16,349
	Province of British Columbia	2.100%	5/18/16	2,000	2,090
	Province of British Columbia	1.200%	4/25/17	8,775	8,790
	Province of Manitoba	2.625%	7/15/15	7,875	8,338
	Province of Manitoba	1.300%	4/3/17	32,225	32,385
	Province of New Brunswick	2.750%	6/15/18	975	1,038
	Province of Nova Scotia	2.375%	7/21/15	43,820	45,850
	Province of Ontario	3.500%	7/15/13	8,750	9,068
	Province of Ontario	1.375%	1/27/14	16,100	16,355
	Province of Ontario	4.100%	6/16/14	9,450	10,154
	Province of Ontario	2.950%	2/5/15	39,375	41,666
	Province of Ontario	2.700%	6/16/15	82,595	87,393
	Province of Ontario	1.875%	9/15/15	62,047	63,985
	Province of Ontario	4.750%	1/19/16	9,750	11,023
	Province of Ontario	5.450%	4/27/16	5,000	5,815
	Province of Ontario	2.300%	5/10/16	116,525	121,328
	Province of Ontario	1.600%	9/21/16	83,150	84,404
	Province of Ontario	3.000%	7/16/18	15,905	17,068
6,14 Qatari Diar Finance QSC		3.500%	7/21/15	2,725	2,840
6	Qtel International Finance Ltd.	6.500%	6/10/14	4,500	4,904
6	Qtel International Finance Ltd.	3.375%	10/14/16	9,025	9,167
	Quebec	4.875%	5/5/14	1,950	2,118
	Quebec	4.600%	5/26/15	9,750	10,882
	Quebec	5.000%	3/1/16	9,750	11,143

	Quebec	5.125%	11/14/16	11,000	12,906
	Quebec	3.500%	7/29/20	4,750	5,186
	Quebec	2.750%	8/25/21	4,750	4,839
3,6	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	8,138	8,748
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	8,275	8,896
6	Republic of Austria	1.750%	6/17/16	9,750	9,844
	Republic of Chile	3.250%	9/14/21	9,575	9,958
	Republic of Columbia	8.250%	12/22/14	4,900	5,770
	Republic of Columbia	7.375%	1/27/17	35,125	43,467
	Republic of Columbia	4.375%	7/12/21	9,700	10,709
6	Republic of Indonesia	10.375%	5/4/14	9,750	11,213
6	Republic of Indonesia	6.875%	1/17/18	4,400	5,192
	Republic of Italy	2.125%	10/5/12	3,600	3,602
	Republic of Italy	3.125%	1/26/15	24,825	24,391
	Republic of Italy	4.750%	1/25/16	66,975	67,812
	Republic of Italy	5.250%	9/20/16	47,450	48,280
	Republic of Italy	5.375%	6/12/17	53,025	53,622
	Republic of Korea	4.250%	6/1/13	9,482	9,779
	Republic of Korea	5.750%	4/16/14	17,050	18,436
	Republic of Korea	4.875%	9/22/14	8,585	9,249
	Republic of Korea	5.125%	12/7/16	9,750	10,992
	Republic of Korea	7.125%	4/16/19	5,000	6,295
6	Republic of Latvia	5.250%	2/22/17	2,000	2,055
6	Republic of Lithuania	6.750%	1/15/15	1,900	2,061
	Republic of Panama	7.250%	3/15/15	28,225	32,744
	Republic of Panama	5.200%	1/30/20	1,900	2,203
	Republic of Peru	9.875%	2/6/15	10,000	12,260
	Republic of Poland	6.250%	7/3/12	3,600	3,633
	Republic of Poland	5.250%	1/15/14	4,875	5,155
	Republic of Poland	3.875%	7/16/15	36,080	37,974
	Republic of Poland	5.000%	3/23/22	9,725	10,399
	Republic of South Africa	6.500%	6/2/14	6,900	7,599
	Republic of South Africa	5.500%	3/9/20	5,875	6,705
	Russian Federation	3.625%	4/29/15	5,400	5,636
6	Russian Federation	3.250%	4/4/17	6,400	6,488
6	Russian Federation	5.625%	4/4/42	1,700	1,790
	State of Israel	5.125%	3/1/14	8,925	9,487
	State of Israel	5.500%	11/9/16	4,875	5,526
	State of Israel	4.000%	6/30/22	1,900	1,906
6	State of Qatar	5.150%	4/9/14	3,200	3,424
6	State of Qatar	4.000%	1/20/15	12,700	13,399
6	State of Qatar	3.125%	1/20/17	8,000	8,228
	Statoil ASA	1.800%	11/23/16	5,900	6,031
	Statoil ASA	3.125%	8/17/17	6,956	7,512
	Svensk Exportkredit AB	1.750%	10/20/15	47,700	48,375
	Svensk Exportkredit AB	2.125%	7/13/16	19,500	20,005
6	TDIC Finance Ltd.	6.500%	7/2/14	7,275	7,893
6	Transnet SOC Ltd.	4.500%	2/10/16	4,400	4,598
	United Mexican States	5.875%	1/15/14	10,000	10,775
	United Mexican States	5.875%	2/17/14	43,724	47,288
	United Mexican States	6.625%	3/3/15	42,565	48,631
	United Mexican States	5.625%	1/15/17	112,553	131,129
	United Mexican States	5.950%	3/19/19	19,750	24,065
	United Mexican States	5.125%	1/15/20	5,000	5,843
	United Mexican States	3.625%	3/15/22	4,900	5,106
Total Sovereign Bonds (Cost $2,927,615)					2,960,186

Taxable Municipal Bonds (0.5%)
	California GO	5.250%	4/1/14	4,850	5,233
	California GO	5.750%	3/1/17	9,885	11,424
	California GO	5.950%	3/1/18	26,110	30,727
5	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	1.020%	10/15/12	20,000	19,999
	George Washington University District of
	Columbia GO	3.485%	9/15/22	4,800	4,953
	Howard Hughes Medical Institute Maryland
	Revenue	3.450%	9/1/14	6,200	6,615
	Illinois GO	4.071%	1/1/14	11,500	11,918
	Illinois GO	4.421%	1/1/15	11,135	11,728
	Illinois GO	4.511%	3/1/15	7,780	8,217
	Illinois GO	4.961%	3/1/16	4,850	5,272
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.220%	2/1/21	29,250	30,844
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.450%	2/1/22	13,800	14,757
3,5	University of California Revenue	0.321%	7/1/41	19,500	19,500
Total Taxable Municipal Bonds (Cost $176,621)					181,187
Tax-Exempt Municipal Bonds (0.1%)
	Calhoun County TX Navigation Industrial
	Development Authority Port Revenue (BP plc)
	VRDO	0.290%	5/7/12	10,000	10,000
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.220%	5/7/12 LOC	15,190	15,190
	New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project)	7.500%	8/1/16	3,400	3,444
Total Tax-Exempt Municipal Bonds (Cost $28,512)					28,634
				Shares
Convertible Preferred Stocks (0.0%)
7	Lehman Brothers Holdings Inc. Pfd. (Cost $29,160)			29,160	12
Preferred Stocks (0.1%)
5	Southern California Edison Co. Pfd.	4.580%		266,528	26,525
	Aspen Insurance Holdings Ltd. Pfd.	7.401%		262,600	6,675
	General Electric Capital Corp. Pfd.	6.450%		180,000	4,646
5	Federal National Mortgage Assn. Pfd.	4.500%		934,000	1,027
Total Preferred Stocks (Cost $60,788)					38,873
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
15	Vanguard Market Liquidity Fund
	(Cost $1,122,402)	0.137%		1,122,401,734	1,122,402
Total Investments (100.7%) (Cost $39,236,799)					39,718,966
Other Assets and Liabilities-Net (-0.7%)					(269,204)
Net Assets (100%)					39,449,762

1 Securities with a value of $3,390,000 have been segregated as collateral for open swap contracts.
2 Securities with a value of $3,678,000 have been segregated as initial margin for open futures contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $5,857,467,000, representing 14.8% of net assets.
7 Non-income-producing security--security in default.
8 Non-income-producing security—issuer has suspended all payments until May 1, 2012.
9 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
10 Guaranteed by the Government of Japan.
11 Guaranteed by multiple countries.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Republic of Austria.
14 Guaranteed by the State of Qatar.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2012	1,149	142,243	6
10-Year U.S. Treasury Note	June 2012	(915)	(121,037)	(430)

Short-Term Investment-Grade Fund

30-Year U.S. Treasury Bond	June 2012	807	115,300	487
Ultra Long U.S. Treasury Bond	June 2012	298	47,028	819
2-Year U.S. Treasury Note	June 2012	(108)	(23,819)	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Short-Term Investment-Grade Fund

At April 30, 2012, the fund had the following open swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Altria Group/Baa1	12/20/16	JPMC	9,740	75	1.000	195
Altria Group/Baa1	12/20/16	BOANA	9,740	89	1.000	208
Altria Group/Baa1	6/20/17	BOANA	4,500	(52)	1.000	(1)
Bank of America
Corp./A2	3/20/15	DBAG	10,660	246	1.000	(178)
British American
Tobacco plc/Baa1	6/20/17	GSCM	4,500	(125)	1.000	4
Burlington Northern
Santa Fe LLC/A3	6/20/12	DBAG	18,400	—	0.400	10
DIRECTV Holdings
LLC/BBB	6/20/17	GSCM	4,500	94	1.000	(22)
HSBC Finance
Corp./A3	9/20/16	DBAG	11,000	413	1.000	136
Johnson &
Johnson/Aaa	9/20/12	UBSAG	7,340	—	0.080	2
Johnson &
Johnson/Aaa	9/20/12	GSCM	18,345	—	0.070	3
Kraft Foods Inc./Baa2	6/20/17	GSCM	4,500	(123)	1.000	(9)
Medtronic Inc./A3	6/20/17	JPMC	18,180	(338)	1.000	35
MetLife Inc./A3	3/20/17	GSCM	9,745	492	1.000	(36)
MetLife Inc./A3	3/20/17	GSCM	9,745	492	1.000	(36)
Republic of Italy/A2	3/20/17	GSCM	4,875	580	1.000	(123)
Reynolds American
Inc./Baa3	6/20/17	BOANA	4,500	77	1.000	14
Roche Holdings
Inc./A1	6/20/17	GSCM	4,500	(123)	1.000	(2)
Royal Bank of
Scotland plc/A3	3/20/17	GSCM	24,400	(380)	3.000	(282)
Telefonica SA/Baa1	6/20/17	BOANA	4,500	428	1.000	(90)
Telstra Corp. Ltd./A2	6/20/17	DBAG	4,500	33	1.000	8
UnitedHealth Group
Inc./A3	3/20/17	DBAG	4,850	2	1.000	29
Woodside Pete
Ltd./Baa1	6/20/17	DBAG	4,500	130	1.000	(4)
Credit Protection Purchased
AT&T	6/20/13	GSCM	12,700	—	(1.040)	(107)
Bank of America Corp.	12/20/14	DBAG	6,700	(167)	(1.000)	167

Short-Term Investment-Grade Fund

Bank of America Corp.	12/20/14	BARC	6,700	(155)	(1.000)	171
Bank of America Corp.	12/20/14	BARC	9,700	(95)	(1.000)	255
Beam Inc.	6/20/17	BARC	5,000	126	(1.000)	43
Caterpillar Inc.	6/20/17	RBS	5,000	42	(1.000)	6
Citigroup Inc.	6/20/14	BOANA	34,200	(1,462)	(5.000)	(3,018)
Danske Bank	12/20/15	BARC	6,000	(37)	(1.000)	363
Devon Energy Corp.	6/20/17	DBAG	5,000	106	(1.000)	31
Encana Corp.	6/20/17	GSCM	5,000	(271)	(1.000)	(6)
Federative Republic of
Brazil	12/20/15	BOANA	3,500	(43)	(1.000)	(33)
Lowes Cos. Inc.	6/20/17	DBAG	5,000	103	(1.000)	(20)
Morgan Stanley	9/20/15	BARC	11,000	(606)	(1.000)	417
Newell Rubbermaid
Inc.	6/20/17	BOANA	5,000	27	(1.000)	48
Norfolk Southern
Corp.	6/20/17	BOANA	5,000	161	(1.000)	5
Oracle Corp.	6/20/17	DBAG	5,000	132	(1.000)	4
United Mexican States	12/20/15	BOANA	3,500	(53)	(1.000)	(37)
Walt Disney Co.	6/20/17	GSCM	5,000	192	(1.000)	11
Wells Fargo	3/20/15	GSCM	10,660	(90)	(1.000)	(172)
Wells Fargo	12/20/12	UBSAG	10,000	29	(1.000)	(34)
						(2,045)

1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
RBS—The Royal Bank of Scotland plc.
UBSAG—UBS AG.

Interest Rate Swaps

			Fixed Interest
			Rate	Floating Interest		Unrealized
		Notional	Received	Rate Received		Appreciation
Termination		Amount	(Paid)	(Paid)		(Depreciation)
Date	Counterparty[1]	($000)	(%)	(%)		($000)

11/9/12	WFC	25,750	1.855	(0.520)	2	187
12/6/12	BARC	7,800	1.930	(0.476)	2	67
1/15/13	JPMC	10,000	1.634	(0.467)	2	81
1/25/13	WFC	8,525	0.816	(0.466)	2	21

Short-Term Investment-Grade Fund

3/1/13	WFC	(195,000)		0.241	3	(88)
			(0.311)
3/2/13	CSFBI	(155,000)	(0.312)	0.241	3	(71)
3/15/13	WFC	31,000	1.708	(0.474)	2	325
4/5/13	GSCM	50,535	1.767	(0.241)	3	689
6/2/13	BOANA	11,611	0.755	(0.484)	2	31
9/2/13	CSFBI	195,000	0.360	(0.241)	3	111
9/2/13	RABO	100,000	0.370	(0.241)	3	70
9/5/13	WFC	195,000	0.353	(0.241)	3	91
12/1/13	WFC	99,257	2.582	(0.488)	2	3,211
12/1/13	GSCM	128,237	2.584	(0.488)	2	4,167
1/15/14	WFC	14,650	0.870	(0.467)	2	85
3/2/14	WFC	195,000	0.404	(0.241)	3	145
3/2/14	CSFBI	100,000	0.408	(0.241)	3	81
3/5/14	CSFBI	195,000	0.408	(0.241)	3	155
10/14/14	WFC	46,000	1.861	(0.467)	2	1,426
2/9/15	GSCM	32,620	0.616	(0.531)	2	(10)
3/5/15	RABO	(195,000)	(0.583)	0.241	3	(524)
6/1/16	WFC	9,500	2.910	(0.488)	2	772
9/30/16	WFC	4,145	1.409	(0.470)	2	80
3/5/17	CSFBI	(195,000)		0.241	3	(1,172)
			(1.064)
3/5/17	GSCM	(65,000)		0.241	3	(384)
			(1.063)
						9,546

1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston Inc.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
RABO—Rabobank.
UBSAG—UBS AG.
WFC—Wells Fargo Bank N.A.
2 Based on three-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2012, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially amounts due to the fund in connection with open swap contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Short-Term Investment-Grade Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,159,043	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,044,579	—
Corporate Bonds	—	25,184,004	46
Sovereign Bonds	—	2,960,186	—
Taxable Municipal Bonds	—	181,187	—
Tax-Exempt Municipal Bonds	—	28,634	—
Convertible Preferred Stocks	12	—	—
Preferred Stocks	38,873	—	—
Temporary Cash Investments	1,122,402	—	—
Futures Contracts—Assets[1]	179	—	—
Futures Contracts—Liabilities[1]	(271)	—	—
Swap Contracts—Assets	—	13,960	—
Swap Contracts—Liabilities	—	(6,459)	—
Total	1,161,195	38,565,134	46
1 Represents variation margin on the last day of the reporting period.

E. At April 30, 2012, the cost of investment securities for tax purposes was $39,296,921,000. Net unrealized appreciation of investment securities for tax purposes was $422,045,000, consisting of unrealized gains of $693,540,000 on securities that had risen in value since their purchase and $271,495,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of April 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (95.0%)
U.S. Government Securities (7.0%)
	United States Treasury Note/Bond	1.375%	2/15/13	3,000	3,028
	United States Treasury Note/Bond	0.500%	10/15/14	21,000	21,085
	United States Treasury Note/Bond	2.125%	11/30/14	55,000	57,492
	United States Treasury Note/Bond	0.250%	12/15/14	26,000	25,935
	United States Treasury Note/Bond	0.250%	1/15/15	44,500	44,375
	United States Treasury Note/Bond	2.250%	1/31/15	40,000	42,043
	United States Treasury Note/Bond	2.375%	2/28/15	38,000	40,114
	United States Treasury Note/Bond	0.375%	3/15/15	19,000	19,003
	United States Treasury Note/Bond	0.375%	4/15/15	70,000	69,989
	United States Treasury Note/Bond	4.125%	5/15/15	32,000	35,570
	United States Treasury Note/Bond	2.250%	3/31/16	17,618	18,758
	United States Treasury Note/Bond	1.750%	5/31/16	3,775	3,947
	United States Treasury Note/Bond	3.000%	9/30/16	5,000	5,498
	United States Treasury Note/Bond	1.250%	4/30/19	12,000	11,938
					398,775
Agency Bonds and Notes (63.1%)
1	Federal Farm Credit Bank	1.375%	6/25/13	13,000	13,167
1	Federal Farm Credit Bank	1.300%	12/23/13	15,000	15,232
1	Federal Farm Credit Bank	1.125%	2/27/14	35,000	35,502
1	Federal Farm Credit Bank	2.625%	4/17/14	54,000	56,414
1	Federal Home Loan Banks	0.280%	8/2/13	76,000	76,023
1	Federal Home Loan Banks	0.280%	8/15/13	43,000	43,003
[1,2] Federal Home Loan Banks		0.500%	8/28/13	256,000	256,758
1	Federal Home Loan Banks	0.280%	9/16/13	57,000	56,995
1	Federal Home Loan Banks	0.375%	11/27/13	44,250	44,298
1	Federal Home Loan Banks	3.125%	12/13/13	31,710	33,130
1	Federal Home Loan Banks	0.875%	12/27/13	50,000	50,453
1	Federal Home Loan Banks	0.375%	1/29/14	132,000	132,136
1	Federal Home Loan Banks	2.375%	3/14/14	25,000	25,940
1	Federal Home Loan Banks	2.750%	12/12/14	14,000	14,824
1	Federal Home Loan Banks	2.750%	3/13/15	70,000	74,456
1	Federal Home Loan Banks	0.900%	4/24/15	100,000	100,047
1	Federal Home Loan Banks	1.750%	9/11/15	21,000	21,767
1	Federal Home Loan Banks	2.875%	9/11/15	24,000	25,764
1	Federal Home Loan Banks	1.500%	3/16/17	45,000	45,015
3	Federal Home Loan Mortgage Corp.	0.875%	10/28/13	75,000	75,669
3	Federal Home Loan Mortgage Corp.	0.375%	10/30/13	36,000	36,042
3	Federal Home Loan Mortgage Corp.	0.375%	11/27/13	22,000	22,020
3	Federal Home Loan Mortgage Corp.	0.700%	12/19/13	86,750	86,978
3	Federal Home Loan Mortgage Corp.	0.625%	12/23/13	54,000	54,256
3	Federal Home Loan Mortgage Corp.	0.600%	1/24/14	145,000	145,319
3	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	32,000	32,432
3	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	74,000	75,015
3	Federal Home Loan Mortgage Corp.	0.750%	11/25/14	95,000	95,677
3	Federal Home Loan Mortgage Corp.	0.625%	12/29/14	64,500	64,764
3	Federal Home Loan Mortgage Corp.	1.000%	3/14/16	31,025	31,124
3	Federal Home Loan Mortgage Corp.	1.500%	8/24/16	52,750	52,934
3	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	106,750	111,768

3	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	81,500	82,147
3	Federal Home Loan Mortgage Corp.	2.000%	2/28/19	16,000	16,095
3	Federal National Mortgage Assn.	0.500%	8/9/13	36,500	36,604
3	Federal National Mortgage Assn.	0.600%	11/14/13	94,415	94,559
3	Federal National Mortgage Assn.	0.640%	11/14/13	37,000	37,007
3	Federal National Mortgage Assn.	1.250%	2/27/14	10,000	10,168
3	Federal National Mortgage Assn.	1.250%	3/14/14	35,000	35,583
3	Federal National Mortgage Assn.	0.875%	8/28/14	39,000	39,414
3	Federal National Mortgage Assn.	0.750%	12/19/14	95,800	96,475
3	Federal National Mortgage Assn.	0.625%	2/27/15	243,000	243,097
3	Federal National Mortgage Assn.	0.500%	5/27/15	219,500	219,230
3	Federal National Mortgage Assn.	1.875%	10/15/15	70,000	72,900
3	Federal National Mortgage Assn.	1.625%	10/26/15	73,900	76,353
3	Federal National Mortgage Assn.	1.625%	11/12/15	110,000	113,619
3	Federal National Mortgage Assn.	5.000%	3/15/16	30,000	34,832
3	Federal National Mortgage Assn.	2.375%	4/11/16	14,000	14,860
3	Federal National Mortgage Assn.	1.250%	9/28/16	63,000	63,903
3	Federal National Mortgage Assn.	1.375%	11/15/16	152,500	155,459
3	Federal National Mortgage Assn.	1.350%	3/28/17	14,000	14,012
3	Federal National Mortgage Assn.	1.125%	4/27/17	115,000	115,321
					3,576,560
Conventional Mortgage-Backed Securities (24.9%)
3,4,5Fannie Mae Pool		2.500%	5/1/27	10,250	10,490
3,4,5Fannie Mae Pool		3.000%	2/1/27–6/1/27	129,497	135,107
3,4,5Fannie Mae Pool		3.500%	12/1/25–6/1/27	175,223	184,631
3,4,5Fannie Mae Pool		4.000%	6/1/18–11/1/40	177,859	189,138
3,4,5Fannie Mae Pool		4.500%	7/1/13–5/1/27	135,453	145,265
3,4,5Fannie Mae Pool		5.000%	3/1/14–5/1/27	92,621	100,471
3,4,5Fannie Mae Pool		5.500%	4/1/13–5/1/27	35,141	38,408
[3,4] Fannie Mae Pool		6.000%	8/1/12–11/1/37	15,003	15,872
[3,4] Fannie Mae Pool		6.500%	8/1/16–9/1/16	4,036	4,324
[3,4] Fannie Mae Pool		7.500%	3/1/15–8/1/15	95	102
[3,4] Fannie Mae Pool		8.000%	10/1/14–9/1/15	655	699
3,4,5Freddie Mac Gold Pool		2.500%	6/1/27	2,500	2,550
3,4,5Freddie Mac Gold Pool		3.000%	5/1/27	97,250	101,413
3,4,5Freddie Mac Gold Pool		3.500%	5/1/27–1/1/42	135,481	142,274
[3,4] Freddie Mac Gold Pool		4.000%	8/1/13–9/1/26	131,688	139,434
[3,4] Freddie Mac Gold Pool		4.500%	6/1/13–9/1/26	89,665	96,067
3,4,5Freddie Mac Gold Pool		5.000%	10/1/12–5/1/27	46,039	49,650
[3,4] Freddie Mac Gold Pool		5.500%	5/1/13–12/1/24	34,155	37,109
[3,4] Freddie Mac Gold Pool		6.000%	1/1/14–3/1/24	13,336	14,394
					1,407,398
Total U.S. Government and Agency Obligations (Cost $5,338,725)					5,382,733
Temporary Cash Investments (21.6%)
Repurchase Agreements (9.3%)
	Goldman Sachs & Co.
	(Dated 4/30/12, Repurchase Value
	$24,747,000, collateralized by U.S.
	Treasury Inflation Indexed Note/Bond
	3.375% 4/15/32)	0.190%	5/1/12	24,747	24,747
	JP Morgan Securities LLC
	(Dated 4/30/12, Repurchase Value
	$102,001,000, collateralized by U.S.
	Treasury Note/Bond 2.500% 3/31/13)	0.180%	5/1/12	102,000	102,000

RBC Capital Markets LLC
(Dated 4/30/12, Repurchase Value
$400,001,000, collateralized by U.S.
Treasury Note/Bond 1.500%-4.000%,
2/15/14-6/30/16)	0.130%	5/1/12	400,000	400,000
				526,747
U.S. Government and Agency Obligations (12.3%)
United States Treasury Bill	0.085%	5/24/12	200,000	199,992
United States Treasury Bill	0.085%–0.087%	7/12/12	498,000	497,916
				697,908
Total Temporary Cash Investments (Cost $1,224,651)				1,224,655
Total Investments (116.6%) (Cost $6,563,376)				6,607,388
Other Assets and Liabilities-Net (-16.6%)				(941,576)
Net Assets (100%)				5,665,812

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 Securities with a value of $3,636,000 have been segregated as initial margin for open futures contracts.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with

Short-Term Federal Fund

open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,382,733	—
Temporary Cash Investments	—	1,224,655	—
Futures Contracts—Assets[1]	138	—	—
Futures Contracts—Liabilities[1]	(101)	—	—
Total	37	6,607,388	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Short-Term Federal Fund

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2012	3,299	408,406	3,479
2-Year U.S. Treasury Note	June 2012	1,489	328,394	58
10-Year U.S. Treasury Note	June 2012	(423)	(55,955)	(311)
30-Year U.S. Treasury Bond	June 2012	(120)	(17,145)	(654)
Ultra Long U.S. Treasury Bond	June 2012	5	789	14

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At April 30, 2012, the cost of investment securities for tax purposes was $6,563,558,000. Net unrealized appreciation of investment securities for tax purposes was $43,830,000, consisting of unrealized gains of $44,698,000 on securities that had risen in value since their purchase and $868,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of April 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (84.2%)
United States Treasury Note/Bond	2.000%	2/15/22	46,000	46,317
1 United States Treasury Note/Bond	6.250%	8/15/23	198,000	281,067
United States Treasury Note/Bond	6.875%	8/15/25	10,000	15,195
United States Treasury Note/Bond	5.250%	11/15/28	53,000	71,732
United States Treasury Note/Bond	5.250%	2/15/29	156,200	211,821
United States Treasury Note/Bond	5.375%	2/15/31	97,000	135,315
United States Treasury Note/Bond	3.500%	2/15/39	171,500	185,891
United States Treasury Note/Bond	4.250%	5/15/39	166,500	204,352
United States Treasury Note/Bond	4.375%	11/15/39	220,000	275,310
United States Treasury Note/Bond	4.625%	2/15/40	106,750	138,825
United States Treasury Note/Bond	4.375%	5/15/40	312,500	391,066
United States Treasury Note/Bond	3.875%	8/15/40	257,750	297,178
United States Treasury Note/Bond	4.250%	11/15/40	85,500	104,898
United States Treasury Note/Bond	4.750%	2/15/41	1,500	1,990
United States Treasury Note/Bond	4.375%	5/15/41	19,000	23,792
United States Treasury Note/Bond	3.750%	8/15/41	231,000	260,381
United States Treasury Note/Bond	3.125%	11/15/41	211,750	212,049
United States Treasury Note/Bond	3.125%	2/15/42	123,500	123,616
				2,980,795
Conventional Mortgage-Backed Securities (14.8%)
2,3,4Fannie Mae Pool	3.000%	5/1/27	7,250	7,565
2,3,4Fannie Mae Pool	3.500%	6/1/27–5/1/42	17,911	18,774
2,3,4Fannie Mae Pool	4.000%	2/1/41–5/1/42	21,265	22,489
2,3,4Fannie Mae Pool	4.500%	6/1/41–5/1/42	21,690	23,224
[2,3] Fannie Mae Pool	5.000%	3/1/34–3/1/36	34,715	37,754
2,3,4Fannie Mae Pool	5.500%	5/1/42–6/1/42	54,750	59,789
2,3,4Fannie Mae Pool	6.000%	2/1/26–6/1/42	36,053	39,801
2,3,4Freddie Mac Gold Pool	3.000%	5/1/27	1,000	1,043
2,3,4Freddie Mac Gold Pool	3.500%	5/1/27–1/1/42	10,224	10,699
2,3,4Freddie Mac Gold Pool	4.000%	5/1/13–10/1/41	22,166	23,426
2,3,4Freddie Mac Gold Pool	4.500%	1/1/13–5/1/41	36,190	38,654
2,3,4Freddie Mac Gold Pool	5.000%	10/1/14–6/1/42	49,251	53,189
2,3,4Freddie Mac Gold Pool	5.500%	5/1/42	32,500	35,384
2,3,4Freddie Mac Gold Pool	6.000%	5/1/42	14,000	15,439
[3,4] Ginnie Mae I Pool	4.000%	5/1/42	12,500	13,519
[3,4] Ginnie Mae I Pool	5.000%	1/15/38–5/1/42	26,259	29,093
[3,4] Ginnie Mae I Pool	5.500%	11/15/35–5/1/42	5,341	5,968
[3,4] Ginnie Mae II Pool	3.500%	5/1/42	7,250	7,631
[3,4] Ginnie Mae II Pool	4.000%	1/20/41–5/1/42	21,244	22,967
3 Ginnie Mae II Pool	4.500%	5/20/41–9/20/41	35,707	39,131
[3,4] Ginnie Mae II Pool	5.000%	8/20/40–5/1/42	11,268	12,455
3 Ginnie Mae II Pool	5.500%	6/20/41	4,881	5,428
				523,422
Total U.S. Government and Agency Obligations (Cost $3,089,109)				3,504,217

Temporary Cash Investments (10.9%)
Repurchase Agreements (3.4%)
Goldman Sachs & Co.
(Dated 4/30/12, Repurchase Value
$25,422,000, collateralized by U.S.
Treasury Inflation Adjusted Note/Bond
3.375%, 4/15/32)	0.190%	5/1/12	25,422	25,422
JP Morgan Securities LLC
(Dated 4/30/12, Repurchase Value
$96,000,000, collateralized by U.S.
Treasury Note/Bond 2.625%, 11/15/20)	0.180%	5/1/12	96,000	96,000
				121,422
U.S. Government and Agency Obligations (7.5%)
United States Treasury Bill	0.085%–0.087%	7/12/12	264,000	263,955
Total Temporary Cash Investments (Cost $385,377)				385,377
Total Investments (109.9%) (Cost $3,474,486)				3,889,594
Other Assets and Liabilities-Net (-9.9%)				(351,754)
Net Assets (100%)				3,537,840

1 Securities with a value of $19,348,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk

Long-Term Treasury Fund

associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,504,217	—
Temporary Cash Investments	—	385,377	—
Futures Contracts—Assets[1]	509	—	—
Futures Contracts—Liabilities[1]	(33)	—	—
Total	476	3,889,594	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)

Long-Term Treasury Fund

			Long (Short)
Ultra Long U.S. Treasury Bond	June 2012	1,513	238,770	2,590
2-Year U.S. Treasury Note	June 2012	(993)	(219,003)	(119)
30-Year U.S. Treasury Bond	June 2012	1,528	218,313	2,792
5-Year U.S. Treasury Note	June 2012	49	6,066	31
10-Year U.S. Treasury Note	June 2012	(8)	(1,058)	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At April 30, 2012, the cost of investment securities for tax purposes was $3,476,562,000. Net unrealized appreciation of investment securities for tax purposes was $413,032,000, consisting of unrealized gains of $416,163,000 on securities that had risen in value since their purchase and $3,131,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of April 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (84.2%)
	United States Treasury Note/Bond	1.750%	4/15/13	42,000	42,617
	United States Treasury Note/Bond	0.625%	4/30/13	267,000	268,084
	United States Treasury Note/Bond	1.375%	5/15/13	75,000	75,902
	United States Treasury Note/Bond	1.125%	6/15/13	248,000	250,480
	United States Treasury Note/Bond	3.125%	8/31/13	200,000	207,656
	United States Treasury Note/Bond	0.500%	10/15/13	300,000	301,125
	United States Treasury Note/Bond	2.750%	10/31/13	485,000	503,037
	United States Treasury Note/Bond	0.500%	11/15/13	45,000	45,176
	United States Treasury Note/Bond	4.250%	11/15/13	125,000	132,656
	United States Treasury Note/Bond	2.000%	11/30/13	150,000	154,125
	United States Treasury Note/Bond	1.000%	1/15/14	140,000	141,772
	United States Treasury Note/Bond	1.750%	1/31/14	310,000	318,041
	United States Treasury Note/Bond	1.000%	5/15/14	180,000	182,588
	United States Treasury Note/Bond	4.750%	5/15/14	70,000	76,333
	United States Treasury Note/Bond	2.250%	5/31/14	30,000	31,219
	United States Treasury Note/Bond	2.625%	6/30/14	30,000	31,514
	United States Treasury Note/Bond	4.250%	8/15/14	145,000	157,960
	United States Treasury Note/Bond	2.375%	8/31/14	80,000	83,800
	United States Treasury Note/Bond	2.375%	9/30/14	125,000	131,191
	United States Treasury Note/Bond	0.500%	10/15/14	90,000	90,365
	United States Treasury Note/Bond	2.375%	10/31/14	70,000	73,522
	United States Treasury Note/Bond	4.250%	11/15/14	40,000	43,925
	United States Treasury Note/Bond	2.125%	11/30/14	27,000	28,223
	United States Treasury Note/Bond	2.625%	12/31/14	45,000	47,700
1	United States Treasury Note/Bond	2.250%	1/31/15	190,000	199,707
	United States Treasury Note/Bond	4.000%	2/15/15	5,000	5,500
	United States Treasury Note/Bond	2.375%	2/28/15	93,000	98,174
	United States Treasury Note/Bond	2.500%	3/31/15	36,000	38,183
	United States Treasury Note/Bond	2.500%	4/30/15	20,000	21,244
	United States Treasury Note/Bond	4.125%	5/15/15	50,000	55,578
	United States Treasury Note/Bond	2.125%	5/31/15	80,000	84,162
	United States Treasury Note/Bond	1.750%	7/31/15	220,000	229,214
	United States Treasury Note/Bond	1.250%	9/30/15	100,000	102,594
	United States Treasury Note/Bond	1.250%	10/31/15	257,000	263,626
	United States Treasury Note/Bond	1.375%	11/30/15	12,000	12,364
	United States Treasury Note/Bond	2.000%	1/31/16	235,000	247,558
	United States Treasury Note/Bond	2.125%	2/29/16	150,000	158,813
	United States Treasury Note/Bond	2.625%	2/29/16	100,000	107,734
	United States Treasury Note/Bond	1.500%	7/31/16	20,000	20,694
	United States Treasury Note/Bond	1.000%	9/30/16	12,000	12,159
	United States Treasury Note/Bond	1.000%	10/31/16	9,000	9,115
	United States Treasury Note/Bond	0.875%	11/30/16	25,000	25,164
	United States Treasury Note/Bond	0.875%	12/31/16	55,000	55,310
	United States Treasury Note/Bond	0.875%	1/31/17	110,000	110,550
	United States Treasury Note/Bond	3.250%	3/31/17	9,000	10,055
	United States Treasury Note/Bond	0.875%	4/30/17	50,000	50,141
					5,336,650

Conventional Mortgage-Backed Securities (15.2%)
2,3,4Fannie Mae Pool	3.000%	5/1/27	3,250	3,391
2,3,4Fannie Mae Pool	3.500%	5/1/27–5/1/42	34,629	36,272
2,3,4Fannie Mae Pool	4.000%	6/1/40–5/1/42	39,550	41,841
2,3,4Fannie Mae Pool	4.500%	2/1/39–5/1/42	36,638	39,241
[2,3] Fannie Mae Pool	5.000%	7/1/35–6/1/39	70,490	76,662
2,3,4Fannie Mae Pool	5.500%	5/1/42–6/1/42	125,500	137,050
2,3,4Fannie Mae Pool	6.000%	4/1/38–6/1/42	64,527	71,233
[2,3] Fannie Mae Pool	7.000%	11/1/15–3/1/16	441	472
2,3,4Freddie Mac Gold Pool	3.000%	5/1/27	4,750	4,953
2,3,4Freddie Mac Gold Pool	3.500%	5/1/27–1/1/42	15,974	16,737
2,3,4Freddie Mac Gold Pool	4.000%	8/1/13–10/1/41	43,421	45,861
2,3,4Freddie Mac Gold Pool	4.500%	3/1/13–4/1/41	72,400	77,298
2,3,4Freddie Mac Gold Pool	5.000%	5/1/18–6/1/42	81,083	87,562
2,3,4Freddie Mac Gold Pool	5.500%	4/1/16–5/1/42	35,432	38,576
2,3,4Freddie Mac Gold Pool	6.000%	8/1/39–5/1/42	30,738	33,898
[2,3] Freddie Mac Gold Pool	7.000%	9/1/15–1/1/16	130	139
[2,4] Ginnie Mae I Pool	4.000%	2/15/42–5/1/42	16,749	18,116
[2,4] Ginnie Mae I Pool	5.000%	5/15/34–5/1/42	59,769	66,221
[2,4] Ginnie Mae I Pool	5.500%	6/15/38–5/1/42	8,868	9,909
[2,4] Ginnie Mae II Pool	3.500%	5/1/42	10,750	11,314
[2,4] Ginnie Mae II Pool	4.000%	10/20/41–5/1/42	38,745	41,888
2 Ginnie Mae II Pool	4.500%	7/20/39–9/20/41	69,288	75,932
[2,4] Ginnie Mae II Pool	5.000%	7/20/40–5/1/42	14,192	15,692
2 Ginnie Mae II Pool	5.500%	6/20/41–7/20/41	10,561	11,743
				962,001
Total U.S. Government and Agency Obligations (Cost $6,246,132)				6,298,651
Temporary Cash Investments (10.2%)
Repurchase Agreements (3.0%)
Goldman Sachs & Co.
(Dated 4/30/12, Repurchase Value
$25,000,000, collateralized by U.S.
Treasury Inflation Indexed Note/Bond
3.375%, 4/15/32)	0.190%	5/1/12	25,000	25,000
JP Morgan Securities LLC
(Dated 4/30/12, Repurchase Value
$155,001,000, collateralized by U.S.
Treasury Note/Bond 0.500%-3.375%,
11/30/12-11/15/19)	0.180%	5/1/12	155,000	155,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 4/30/12, Repurchase Value
$9,780,000, collateralized by U.S. Treasury
Note/Bond 1.500%, 8/31/18)	0.170%	5/1/12	9,780	9,780
				189,780
U.S. Government and Agency Obligations (7.2%)
United States Treasury Bill	0.085%–0.087%	7/12/12	456,000	455,922
Total Temporary Cash Investments (Cost $645,702)				645,702
Total Investments (109.6%) (Cost $6,891,834)				6,944,353
Other Assets and Liabilities-Net (-9.6%)				(610,221)
Net Assets (100%)				6,334,132

1 Securities with a value of $2,522,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

Short-Term Treasury Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,298,651	—
Temporary Cash Investments	—	645,702	—
Futures Contracts—Assets[1]	56	—	—
Futures Contracts—Liabilities[1]	(102)	—	—
Total	(46)	6,944,353	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2012	2,569	566,585	608
10-Year U.S. Treasury Note	June 2012	(225)	(29,763)	(69)
30-Year U.S. Treasury Bond	June 2012	(143)	(20,431)	(979)
Ultra Long U.S. Treasury Bond	June 2012	(116)	(18,306)	(506)
5-Year U.S. Treasury Note	June 2012	(46)	(5,695)	(18)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At April 30, 2012, the cost of investment securities for tax purposes was $6,892,877,000. Net unrealized appreciation of investment securities for tax purposes was $51,476,000, consisting of unrealized gains of $52,644,000 on securities that had risen in value since their purchase and $1,168,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of April 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (84.6%)
	United States Treasury Note/Bond	1.875%	6/30/15	45,000	47,032
	United States Treasury Note/Bond	1.750%	7/31/15	105,000	109,397
	United States Treasury Note/Bond	1.250%	9/30/15	150,000	153,891
	United States Treasury Note/Bond	1.250%	10/31/15	300,000	307,734
	United States Treasury Note/Bond	1.375%	11/30/15	300,000	309,093
	United States Treasury Note/Bond	2.250%	3/31/16	2,000	2,129
	United States Treasury Note/Bond	2.375%	3/31/16	110,000	117,545
	United States Treasury Note/Bond	2.000%	4/30/16	203,000	214,165
	United States Treasury Note/Bond	1.500%	6/30/16	143,000	148,005
	United States Treasury Note/Bond	3.250%	6/30/16	10,000	11,064
	United States Treasury Note/Bond	1.500%	7/31/16	119,000	123,128
	United States Treasury Note/Bond	0.875%	11/30/16	20,000	20,131
	United States Treasury Note/Bond	3.250%	12/31/16	193,000	214,954
	United States Treasury Note/Bond	0.875%	1/31/17	150,000	150,750
	United States Treasury Note/Bond	3.125%	1/31/17	180,000	199,716
	United States Treasury Note/Bond	0.875%	2/28/17	31,000	31,136
	United States Treasury Note/Bond	3.000%	2/28/17	159,000	175,571
	United States Treasury Note/Bond	3.250%	3/31/17	80,000	89,375
	United States Treasury Note/Bond	2.750%	5/31/17	40,000	43,769
	United States Treasury Note/Bond	2.500%	6/30/17	53,000	57,331
	United States Treasury Note/Bond	2.375%	7/31/17	72,000	77,422
	United States Treasury Note/Bond	1.875%	8/31/17	185,000	194,135
	United States Treasury Note/Bond	1.875%	9/30/17	138,000	144,770
	United States Treasury Note/Bond	1.875%	10/31/17	178,000	186,649
	United States Treasury Note/Bond	2.375%	6/30/18	125,000	134,434
	United States Treasury Note/Bond	2.250%	7/31/18	317,000	338,398
	United States Treasury Note/Bond	1.375%	9/30/18	177,000	179,184
	United States Treasury Note/Bond	1.375%	11/30/18	70,000	70,711
	United States Treasury Note/Bond	1.375%	12/31/18	18,000	18,163
	United States Treasury Note/Bond	1.250%	1/31/19	61,000	60,953
	United States Treasury Note/Bond	1.375%	2/28/19	15,000	15,096
	United States Treasury Note/Bond	1.500%	3/31/19	80,000	81,050
	United States Treasury Note/Bond	1.250%	4/30/19	28,000	27,856
	United States Treasury Note/Bond	2.625%	8/15/20	195,000	210,388
1	United States Treasury Note/Bond	2.625%	11/15/20	749,000	806,696
	United States Treasury Note/Bond	2.125%	8/15/21	142,500	146,085
	United States Treasury Note/Bond	2.000%	11/15/21	73,500	74,270
	United States Treasury Note/Bond	2.000%	2/15/22	122,000	122,839
					5,415,015
Agency Bonds and Notes (0.2%)
2	Overseas Private Investment Corp.	7.600%	12/15/12	3,149	3,179
2	Overseas Private Investment Corp.	7.050%	11/15/13	6,563	6,878
					10,057
Conventional Mortgage-Backed Securities (14.7%)
2,3,4Fannie Mae Pool		3.000%	5/1/27	12,500	13,043
2,3,4Fannie Mae Pool		3.500%	1/1/26–5/1/42	32,618	34,167
2,3,4Fannie Mae Pool		4.000%	2/1/41–5/1/42	39,285	41,545
2,3,4Fannie Mae Pool		4.500%	6/1/40–5/1/42	36,284	38,849

[2,3] Fannie Mae Pool	5.000%	7/1/35–1/1/39	67,085	72,959
2,3,4Fannie Mae Pool	5.500%	5/1/42–6/1/42	109,750	119,850
2,3,4Fannie Mae Pool	6.000%	5/1/37–6/1/42	61,514	67,912
2,3,4Freddie Mac Gold Pool	3.000%	5/1/27	3,250	3,389
2,3,4Freddie Mac Gold Pool	3.500%	5/1/27–1/1/42	16,226	17,005
2,3,4Freddie Mac Gold Pool	4.000%	11/1/13–6/1/42	52,927	55,893
2,3,4Freddie Mac Gold Pool	4.500%	4/1/14–9/1/40	70,583	75,370
2,3,4Freddie Mac Gold Pool	5.000%	10/1/15–6/1/42	80,108	86,509
2,3,4Freddie Mac Gold Pool	5.500%	4/1/16–5/1/42	35,696	38,864
2,3,4Freddie Mac Gold Pool	6.000%	9/1/38–5/1/42	29,733	32,790
[2,3] Freddie Mac Gold Pool	7.000%	5/1/15–3/1/16	158	170
[2,4] Ginnie Mae I Pool	4.000%	5/1/42	16,000	17,305
[2,4] Ginnie Mae I Pool	5.000%	12/15/37–5/1/42	56,771	62,899
[2,4] Ginnie Mae I Pool	5.500%	12/15/37–5/1/42	9,179	10,254
[2,4] Ginnie Mae II Pool	3.500%	5/1/42	9,750	10,262
[2,4] Ginnie Mae II Pool	4.000%	10/20/41–5/1/42	41,245	44,590
2 Ginnie Mae II Pool	4.500%	4/20/40–9/20/41	66,527	72,906
[2,4] Ginnie Mae II Pool	5.000%	9/20/40–5/1/42	14,178	15,670
2 Ginnie Mae II Pool	5.500%	4/20/37–9/20/41	10,396	11,562
				943,763
Total U.S. Government and Agency Obligations (Cost $6,137,870)				6,368,835
Temporary Cash Investments (10.4%)
Repurchase Agreements (3.2%)
Goldman Sachs & Co.
(Dated 4/30/12, Repurchase Value
$25,000,000, collateralized by U.S.
Treasury Inflation Indexed Note/Bond
3.375%, 4/15/32)	0.190%	5/1/12	25,000	25,000
JP Morgan Securities LLC
(Dated 4/30/12, Repurchase Value
$170,001,000, collateralized by U.S.
Treasury Note/Bond 3.375%, 11/15/19)	0.180%	5/1/12	170,000	170,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 4/30/12, Repurchase Value
$6,611,000, collateralized by U.S. Treasury
Note/Bond 1.500%, 8/31/18)	0.170%	5/1/12	6,611	6,611
				201,611
U.S. Government and Agency Obligations (7.2%)
United States Treasury Bill	0.085%–0.087%	7/12/12	462,000	461,921
Total Temporary Cash Investments (Cost $663,532)				663,532
Total Investments (109.9%) (Cost $6,801,402)				7,032,367
Other Assets and Liabilities-Net (-9.9%)				(634,749)
Net Assets (100%)				6,397,618

1 Securities with a value of $4,212,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2012.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such

Intermediate-Term Treasury Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

Intermediate-Term Treasury Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,368,835	—
Temporary Cash Investments	—	663,532	—
Futures Contracts—Assets[1]	338	—	—
Futures Contracts—Liabilities[1]	(70)	—	—
Total	268	7,032,367	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2012	4,944	612,052	3,385
2-Year U.S. Treasury Note	June 2012	(1,806)	(398,308)	(191)
10-Year U.S. Treasury Note	June 2012	1,466	193,924	1,294
30-Year U.S. Treasury Bond	June 2012	(159)	(22,717)	(1,090)
Ultra Long U.S. Treasury Bond	June 2012	(114)	(17,991)	(471)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At April 30, 2012, the cost of investment securities for tax purposes was $6,820,472,000. Net unrealized appreciation of investment securities for tax purposes was $211,895,000, consisting of unrealized gains of $212,845,000 on securities that had risen in value since their purchase and $950,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of April 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.8%)
U.S. Government Securities (1.8%)
	United States Treasury Note/Bond	4.000%	11/15/12	69,315	70,745
	United States Treasury Note/Bond	4.250%	8/15/13	56,900	59,834
	United States Treasury Note/Bond	2.250%	5/31/14	92,825	96,596
	United States Treasury Note/Bond	4.250%	8/15/15	75,000	84,258
Total U.S. Government and Agency Obligations (Cost $300,365)					311,433
Corporate Bonds (92.3%)
Finance (15.8%)
	Banking (3.8%)
	Bank of America Corp.	6.000%	9/1/17	5,710	6,121
	Bank of America Corp.	5.750%	12/1/17	45,580	48,372
	Bank of America Corp.	5.650%	5/1/18	12,335	13,016
	Bank of America Corp.	5.625%	7/1/20	41,810	43,194
	Bank of America Corp.	5.875%	1/5/21	25,000	26,124
	Bank of America Corp.	5.000%	5/13/21	4,860	4,834
	BankAmerica Capital II	8.000%	12/15/26	51,501	52,016
1	Barclays Bank plc	6.050%	12/4/17	143,492	145,547
	Barclays Bank plc	5.140%	10/14/20	48,960	46,753
2	Citigroup Capital XXI	8.300%	12/21/57	51,620	52,394
	FleetBoston Financial Corp.	6.875%	1/15/28	30,905	31,519
1	LBG Capital No.1 plc	7.875%	11/1/20	81,952	70,479
1	Lloyds TSB Bank plc	6.500%	9/14/20	28,730	27,354
	Merrill Lynch & Co. Inc.	6.500%	7/15/18	7,408	7,991
	Merrill Lynch & Co. Inc.	6.875%	11/15/18	10,000	11,078
	NB Capital Trust IV	8.250%	4/15/27	58,630	59,070

	Finance Companies (10.0%)
1	Air Lease Corp.	5.625%	4/1/17	125,330	123,450
	Ally Financial Inc.	8.300%	2/12/15	57,950	63,600
	Ally Financial Inc.	8.000%	3/15/20	120,675	137,871
	Ally Financial Inc.	7.500%	9/15/20	67,975	75,452
	Ally Financial Inc.	8.000%	11/1/31	37,015	42,475
1	CIT Group Inc.	7.000%	5/2/16	98,911	99,035
1	CIT Group Inc.	7.000%	5/2/17	170,405	170,831
	CIT Group Inc.	5.250%	3/15/18	66,035	68,016
1	CIT Group Inc.	6.625%	4/1/18	120,655	130,307
1	CIT Group Inc.	5.500%	2/15/19	66,210	68,031
1	International Lease Finance Corp.	6.500%	9/1/14	37,670	39,554
	International Lease Finance Corp.	8.624%	9/15/15	41,880	46,382
	International Lease Finance Corp.	5.750%	5/15/16	19,146	19,433
1	International Lease Finance Corp.	6.750%	9/1/16	42,895	46,327
	International Lease Finance Corp.	8.750%	3/15/17	38,820	43,673
1	International Lease Finance Corp.	7.125%	9/1/18	55,210	61,007
	International Lease Finance Corp.	5.875%	4/1/19	46,220	45,411
	International Lease Finance Corp.	6.250%	5/15/19	33,445	33,779
	International Lease Finance Corp.	8.250%	12/15/20	51,121	57,383
	International Lease Finance Corp.	8.625%	1/15/22	29,100	33,174
1	Provident Funding Associates LP / PFG
	Finance Corp.	10.250%	4/15/17	48,700	49,917

	SLM Corp.	6.250%	1/25/16	80,090	82,939
	SLM Corp.	6.000%	1/25/17	19,540	19,936
	SLM Corp.	8.450%	6/15/18	44,100	48,290
	SLM Corp.	8.000%	3/25/20	58,325	61,873
	SLM Corp.	7.250%	1/25/22	24,145	24,389

	Insurance (1.8%)
2	Hartford Financial Services Group Inc.	8.125%	6/15/38	94,960	99,708
1	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	57,417
[1,2] Metlife Capital Trust IV		7.875%	12/15/67	46,910	52,070
[1,2] MetLife Capital Trust X		9.250%	4/8/68	33,000	40,095
	Provident Cos. Inc.	7.000%	7/15/18	27,310	31,710
	Unum Group	6.750%	12/15/28	16,145	16,439
	Unum Group	7.375%	6/15/32	6,295	6,835

	Other Finance (0.2%)
	Lender Processing Services Inc.	8.125%	7/1/16	25,715	26,872
					2,669,543
Industrial (68.6%)
	Basic Industry (6.8%)
	Alpha Natural Resources Inc.	6.000%	6/1/19	18,245	17,013
	ArcelorMittal	4.500%	2/25/17	20,020	20,090
	ArcelorMittal	6.250%	2/25/22	18,500	18,807
	Arch Coal Inc.	8.750%	8/1/16	11,660	11,718
	Arch Western Finance LLC	6.750%	7/1/13	9,301	9,289
	Ashland Inc.	9.125%	6/1/17	24,880	27,555
	Cascades Inc.	7.750%	12/15/17	32,145	31,663
	Cascades Inc.	7.875%	1/15/20	9,330	9,097
	Celanese US Holdings LLC	6.625%	10/15/18	11,265	12,110
	Celanese US Holdings LLC	5.875%	6/15/21	12,740	13,664
	CF Industries Inc.	6.875%	5/1/18	21,795	25,364
	CF Industries Inc.	7.125%	5/1/20	27,670	32,996
	Chemtura Corp.	7.875%	9/1/18	11,380	12,177
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	28,965	29,472
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	14,395	14,647
	CONSOL Energy Inc.	8.000%	4/1/17	34,455	36,350
	CONSOL Energy Inc.	8.250%	4/1/20	39,305	41,467
1	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	49,525	51,258
1	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	9,720	9,861
1	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/18	48,750	49,357
1	Hexion US Finance Corp.	6.625%	4/15/20	21,115	22,065
	Hexion US Finance Corp. / Hexion Nova
	Scotia Finance ULC	8.875%	2/1/18	28,995	30,372
1	INEOS Finance plc	8.375%	2/15/19	56,035	60,168
1	INEOS Finance plc	7.500%	5/1/20	19,965	20,514
[3,4] INEOS Holdings Limited Bank Loan		0.000%	4/16/18	42,930	43,119
1	LyondellBasell Industries NV	5.000%	4/15/19	87,295	90,394
1	LyondellBasell Industries NV	6.000%	11/15/21	18,426	19,946
	Neenah Paper Inc.	7.375%	11/15/14	18,835	18,835
	Novelis Inc.	8.375%	12/15/17	37,875	40,905
	Novelis Inc.	8.750%	12/15/20	38,965	42,959
	Peabody Energy Corp.	7.375%	11/1/16	69,675	76,817
1	Peabody Energy Corp.	6.000%	11/15/18	40,380	41,188
1	Peabody Energy Corp.	6.250%	11/15/21	42,690	43,010
	Peabody Energy Corp.	7.875%	11/1/26	47,685	49,712

1 Vedanta Resources plc	8.750%	1/15/14	9,725	10,065
1 Vedanta Resources plc	9.500%	7/18/18	32,840	33,823
Weyerhaeuser Co.	7.375%	10/1/19	37,950	44,700
Weyerhaeuser Co.	7.375%	3/15/32	26,800	29,179

Capital Goods (6.9%)
1 Ardagh Packaging Finance plc	7.375%	10/15/17	26,415	28,522
Ball Corp.	7.125%	9/1/16	3,380	3,701
Ball Corp.	7.375%	9/1/19	4,890	5,440
Ball Corp.	5.000%	3/15/22	28,800	29,304
BE Aerospace Inc.	6.875%	10/1/20	37,830	41,802
BE Aerospace Inc.	5.250%	4/1/22	36,985	37,540
1 Bombardier Inc.	7.500%	3/15/18	32,985	36,696
1 Bombardier Inc.	7.750%	3/15/20	28,185	31,919
1 Building Materials Corp. of America	6.875%	8/15/18	14,580	15,345
1 Building Materials Corp. of America	6.750%	5/1/21	50,565	52,967
Case New Holland Inc.	7.750%	9/1/13	23,465	25,108
Case New Holland Inc.	7.875%	12/1/17	91,500	106,597
1 Cemex Finance LLC	9.500%	12/14/16	43,920	43,328
1 CNH Capital LLC	6.250%	11/1/16	43,785	46,631
Crown Americas LLC / Crown Americas
Capital Corp. III	6.250%	2/1/21	38,900	42,206
1 Fibria Overseas Finance Ltd.	7.500%	5/4/20	107,711	114,195
1 Fibria Overseas Finance Ltd.	6.750%	3/3/21	10,200	10,397
Huntington Ingalls Industries Inc.	6.875%	3/15/18	27,210	28,707
Huntington Ingalls Industries Inc.	7.125%	3/15/21	37,150	39,565
Masco Corp.	6.125%	10/3/16	17,785	18,932
Masco Corp.	5.850%	3/15/17	9,404	9,685
Masco Corp.	6.625%	4/15/18	3,895	4,139
Masco Corp.	7.125%	3/15/20	59,416	64,169
Masco Corp.	5.950%	3/15/22	24,000	24,360
Masco Corp.	7.750%	8/1/29	14,546	15,010
Masco Corp.	6.500%	8/15/32	5,880	5,614
Owens Corning	9.000%	6/15/19	39,840	49,302
Owens Corning	6.999%	12/1/36	5,380	5,849
1 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.750%	10/15/16	73,325	77,724
1 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.125%	4/15/19	43,750	45,719
1 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.875%	8/15/19	9,590	10,357
United Rentals North America Inc.	10.875%	6/15/16	29,190	32,912
1 UR Financing Escrow Corp.	5.750%	7/15/18	10,290	10,650
1 UR Financing Escrow Corp.	7.375%	5/15/20	22,900	23,988
1 UR Financing Escrow Corp.	7.625%	4/15/22	30,495	32,172

Communication (15.5%)
Belo Corp.	8.000%	11/15/16	9,750	10,798
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	33,505	36,395
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	38,955	42,217
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	30,985	33,154

CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	43,862	49,016
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	58,995	61,650
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.625%	1/31/22	48,700	51,013
1 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	8.625%	11/15/17	69,090	74,617
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	48,120	52,691
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	9,115	9,890
Cricket Communications Inc.	7.750%	5/15/16	24,260	25,534
Cricket Communications Inc.	7.750%	10/15/20	97,250	90,929
CSC Holdings LLC	7.875%	2/15/18	27,180	30,102
CSC Holdings LLC	7.625%	7/15/18	79,045	86,949
CSC Holdings LLC	8.625%	2/15/19	10,520	11,967
1 CSC Holdings LLC	6.750%	11/15/21	26,895	27,904
DISH DBS Corp.	7.875%	9/1/19	11,685	13,511
DISH DBS Corp.	6.750%	6/1/21	133,715	146,084
1 eAccess Ltd.	8.250%	4/1/18	66,190	63,046
Frontier Communications Corp.	8.250%	5/1/14	56,450	61,248
Frontier Communications Corp.	7.875%	4/15/15	12,182	13,217
GCI Inc.	6.750%	6/1/21	24,144	24,506
Hughes Satellite Systems Corp.	6.500%	6/15/19	60,141	64,501
Hughes Satellite Systems Corp.	7.625%	6/15/21	20,920	22,803
1 Inmarsat Finance plc	7.375%	12/1/17	20,655	22,152
Intelsat Jackson Holdings SA	7.250%	4/1/19	42,330	44,235
Intelsat Jackson Holdings SA	8.500%	11/1/19	14,265	15,763
Intelsat Jackson Holdings SA	7.250%	10/15/20	117,065	122,333
1 Intelsat Jackson Holdings SA	7.250%	10/15/20	47,882	49,917
Intelsat Jackson Holdings SA	7.500%	4/1/21	43,900	46,205
Lamar Media Corp.	7.875%	4/15/18	11,890	13,049
1 Lamar Media Corp.	5.875%	2/1/22	17,195	17,603
Liberty Interactive LLC	8.500%	7/15/29	14,595	15,033
Liberty Interactive LLC	8.250%	2/1/30	47,175	48,119
Mediacom Broadband LLC / Mediacom
Broadband Corp.	8.500%	10/15/15	33,250	34,206
MetroPCS Wireless Inc.	7.875%	9/1/18	55,420	56,944
MetroPCS Wireless Inc.	6.625%	11/15/20	75,800	73,147
1 National CineMedia LLC	6.000%	4/15/22	26,570	27,035
Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	48,300	53,371
NII Capital Corp.	7.625%	4/1/21	72,940	67,834
Quebecor Media Inc.	7.750%	3/15/16	28,818	29,610
2 Quebecor Media Inc.	7.750%	3/15/16	49,585	50,949
Qwest Corp.	6.875%	9/15/33	24,815	24,753
SBA Telecommunications Inc.	8.000%	8/15/16	12,888	13,806
SBA Telecommunications Inc.	8.250%	8/15/19	15,173	16,690
1 Sinclair Television Group Inc.	9.250%	11/1/17	31,400	34,933
1 Sprint Nextel Corp.	9.000%	11/15/18	102,545	113,056
1 Sprint Nextel Corp.	7.000%	3/1/20	89,865	91,662
1 UPCB Finance III Ltd.	6.625%	7/1/20	56,071	56,773
1 UPCB Finance V Ltd.	7.250%	11/15/21	40,995	42,808
1 UPCB Finance VI Ltd.	6.875%	1/15/22	55,036	56,527
Videotron Ltee	9.125%	4/15/18	25,380	28,045
1 Videotron Ltee	5.000%	7/15/22	21,345	21,185
Virgin Media Finance plc	5.250%	2/15/22	12,105	12,084
Virgin Media Secured Finance plc	6.500%	1/15/18	24,300	26,480
1 Wind Acquisition Finance SA	11.750%	7/15/17	75,775	74,828

	Windstream Corp.	7.875%	11/1/17	42,820	47,316
	Windstream Corp.	8.125%	9/1/18	22,355	24,032
	Windstream Corp.	7.000%	3/15/19	9,720	9,914
	Windstream Corp.	7.750%	10/15/20	38,950	41,677

	Consumer Cyclical (11.8%)
	AMC Entertainment Inc.	8.000%	3/1/14	16,996	17,081
	AMC Entertainment Inc.	8.750%	6/1/19	62,190	66,388
	AutoNation Inc.	5.500%	2/1/20	15,796	16,112
[3,4] Burger King Corp. Bank Loan		4.500%	10/19/16	27,492	27,555
1	Caesars Entertainment Operating Co.	8.500%	2/15/20	73,000	75,373
	Cinemark USA Inc.	8.625%	6/15/19	9,930	11,047
1	Delphi Corp.	5.875%	5/15/19	34,727	36,637
1	Delphi Corp.	6.125%	5/15/21	25,270	26,913
	Ford Motor Co.	6.625%	10/1/28	28,761	32,644
	Ford Motor Co.	7.450%	7/16/31	27,255	34,682
	Ford Motor Credit Co. LLC	8.000%	12/15/16	47,520	56,786
	Ford Motor Credit Co. LLC	6.625%	8/15/17	34,755	39,794
	Ford Motor Credit Co. LLC	5.000%	5/15/18	96,955	104,469
	Ford Motor Credit Co. LLC	8.125%	1/15/20	55,475	69,899
	General Motors Financial Co. Inc.	6.750%	6/1/18	43,795	47,080
	Hanesbrands Inc.	8.000%	12/15/16	22,835	25,176
	Hanesbrands Inc.	6.375%	12/15/20	34,780	35,823
	Host Hotels & Resorts LP	6.375%	3/15/15	24,315	24,649
	Host Hotels & Resorts LP	6.750%	6/1/16	7,790	8,004
	Host Hotels & Resorts LP	5.875%	6/15/19	31,470	33,594
	Host Hotels & Resorts LP	6.000%	11/1/20	52,725	56,152
	Limited Brands, Inc.	8.500%	6/15/19	4,860	5,735
	Limited Brands, Inc.	7.000%	5/1/20	22,210	24,820
	Limited Brands, Inc.	6.625%	4/1/21	42,435	45,936
	Ltd Brands Inc.	5.625%	2/15/22	19,235	19,355
	Macy's Retail Holdings Inc.	7.000%	2/15/28	5,734	6,688
	Macy's Retail Holdings Inc.	6.900%	4/1/29	8,325	9,640
	MGM Resorts International	6.750%	9/1/12	16,575	16,741
	MGM Resorts International	10.375%	5/15/14	35,945	40,977
	MGM Resorts International	11.125%	11/15/17	18,780	21,315
	MGM Resorts International	9.000%	3/15/20	32,095	35,866
1	NAI Entertainment Holdings LLC	8.250%	12/15/17	6,446	7,107
	Navistar International Corp.	8.250%	11/1/21	50,401	53,929
	Neiman Marcus Group Inc.	10.375%	10/15/15	29,995	31,345
	Neiman Marcus Group Inc.	7.125%	6/1/28	29,205	27,745
	PVH Corp.	7.375%	5/15/20	22,985	25,398
1	QVC Inc.	7.500%	10/1/19	66,400	73,372
1	Realogy Corp.	7.625%	1/15/20	53,680	55,827
	Regal Cinemas Corp.	8.625%	7/15/19	52,380	57,618
	Rite Aid Corp.	9.750%	6/12/16	23,335	25,960
	Rite Aid Corp.	8.000%	8/15/20	29,250	33,857
	Royal Caribbean Cruises Ltd.	11.875%	7/15/15	24,250	29,585
1	Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	27,555	29,415
	Service Corp. International	7.375%	10/1/14	11,630	12,706
	Service Corp. International	6.750%	4/1/16	22,998	24,953
	Service Corp. International	6.999%	6/15/17	38,900	43,374
	Service Corp. International	7.625%	10/1/18	35,040	39,332
	Tenneco Inc.	7.750%	8/15/18	8,215	8,790
	Tenneco Inc.	6.875%	12/15/20	29,075	30,601
1	TRW Automotive Inc.	7.000%	3/15/14	57,555	62,159
1	TRW Automotive Inc.	7.250%	3/15/17	48,556	55,354

	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	11/1/17	34,000	37,570
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	14,590	16,049
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	73,000	80,482
1	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	59,010	58,420

	Consumer Noncyclical (11.3%)
	ARAMARK Corp.	8.500%	2/1/15	98,490	100,460
1	ARAMARK Holdings Corp.	8.625%	5/1/16	23,505	23,975
1	BFF International Ltd.	7.250%	1/28/20	58,475	66,484
	Bio-Rad Laboratories Inc.	8.000%	9/15/16	12,800	14,144
	Biomet Inc.	10.000%	10/15/17	63,880	68,831
	Biomet Inc.	11.625%	10/15/17	16,995	18,482
	Constellation Brands Inc.	7.250%	9/1/16	65,188	73,662
	Constellation Brands Inc.	7.250%	5/15/17	26,605	30,064
	Constellation Brands Inc.	6.000%	5/1/22	12,880	13,556
	DaVita Inc.	6.375%	11/1/18	35,482	37,167
	DaVita Inc.	6.625%	11/1/20	36,385	38,113
[3,4] Del Monte Foods Co. Bank Loan		4.500%	3/8/18	50,677	50,273
	Elan Finance PLC / Elan Finance Corp.	8.750%	10/15/16	34,720	38,279
1	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	18,415	18,783
1	Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	15,090	15,354
1	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	5,830	6,253
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	38,975	39,657
1	Fresenius US Finance II Inc.	9.000%	7/15/15	28,475	32,639
	HCA Inc.	5.750%	3/15/14	9,135	9,478
	HCA Inc.	6.375%	1/15/15	96,955	102,530
	HCA Inc.	6.500%	2/15/16	69,575	74,880
	HCA Inc.	9.875%	2/15/17	24,631	27,033
	HCA Inc.	8.500%	4/15/19	23,905	26,774
	HCA Inc.	6.500%	2/15/20	136,760	145,991
	HCA Inc.	7.690%	6/15/25	4,510	4,330
1	Health Management Associates Inc.	7.375%	1/15/20	27,262	28,489
	HealthSouth Corp.	8.125%	2/15/20	7,110	7,768
	HealthSouth Corp.	7.750%	9/15/22	16,275	17,577
1	Hypermarcas SA	6.500%	4/20/21	69,815	66,642
1	IMS Health Inc.	12.500%	3/1/18	76,475	90,240
	LifePoint Hospitals Inc.	6.625%	10/1/20	17,460	18,420
1	Mylan Inc.	6.000%	11/15/18	77,565	81,831
[3,4] Quintiles Transnational Corp. Bank Loan		7.499%	2/28/17	20,915	21,002
	Smithfield Foods Inc.	10.000%	7/15/14	23,070	26,992
1	STHI Holding Corp.	8.000%	3/15/18	18,890	20,118
	Tenet Healthcare Corp.	9.249%	2/1/15	8,760	9,767
	Tenet Healthcare Corp.	10.000%	5/1/18	19,525	22,576
1	Tenet Healthcare Corp.	6.250%	11/1/18	40,210	41,818
	Tenet Healthcare Corp.	8.875%	7/1/19	29,325	33,064
	Tyson Foods Inc.	6.850%	4/1/16	37,025	42,255
1	Valeant Pharmaceuticals International	6.500%	7/15/16	34,265	35,550
1	Valeant Pharmaceuticals International	6.750%	10/1/17	13,600	14,008
1	Valeant Pharmaceuticals International	6.875%	12/1/18	24,875	25,621
1	Valeant Pharmaceuticals International	7.000%	10/1/20	32,065	32,546
1	Valeant Pharmaceuticals International	6.750%	8/15/21	45,740	44,596

	Warner Chilcott Co. LLC / Warner Chilcott
	Finance LLC	7.750%	9/15/18	93,262	100,723

	Energy (7.1%)
	Berry Petroleum Co.	6.375%	9/15/22	34,055	35,247
	Chesapeake Energy Corp.	9.500%	2/15/15	15,900	17,252
	Chesapeake Energy Corp.	6.625%	8/15/20	29,170	28,441
	Chesapeake Energy Corp.	6.125%	2/15/21	68,230	64,477
	Concho Resources Inc.	7.000%	1/15/21	15,256	16,553
	Concho Resources Inc.	6.500%	1/15/22	29,062	30,588
	Concho Resources Inc.	5.500%	10/1/22	92,925	92,809
1	Continental Resources Inc.	5.000%	9/15/22	45,585	46,269
	Denbury Resources Inc.	8.250%	2/15/20	19,004	21,095
	Denbury Resources Inc.	6.375%	8/15/21	12,445	13,114
	Encore Acquisition Co.	9.500%	5/1/16	37,295	40,931
1	Everest Acquisition LLC/Everest Acquisition
	Finance Inc.	6.875%	5/1/19	14,785	15,524
1	Everest Acquisition LLC/Everest Acquisition
	Finance Inc.	9.375%	5/1/20	86,170	91,340
1	Harvest Operations Corp.	6.875%	10/1/17	50,600	53,889
	Hornbeck Offshore Services Inc.	8.000%	9/1/17	16,565	17,890
1	Hornbeck Offshore Services Inc.	5.875%	4/1/20	33,740	33,529
	Newfield Exploration Co.	6.625%	4/15/16	23,985	24,465
	Newfield Exploration Co.	7.125%	5/15/18	56,260	59,636
	Newfield Exploration Co.	6.875%	2/1/20	16,575	17,590
	Newfield Exploration Co.	5.750%	1/30/22	26,890	28,571
	Offshore Group Investments Ltd.	11.500%	8/1/15	50,947	55,650
1	Offshore Group Investments Ltd.	11.500%	8/1/15	13,080	14,287
	Pioneer Natural Resources Co.	5.875%	7/15/16	35,730	39,571
	Pioneer Natural Resources Co.	6.650%	3/15/17	68,845	77,967
	Pioneer Natural Resources Co.	6.875%	5/1/18	38,405	45,030
	Pioneer Natural Resources Co.	7.200%	1/15/28	12,855	15,490
	Plains Exploration & Production Co.	6.125%	6/15/19	39,750	40,197
	Plains Exploration & Production Co.	6.625%	5/1/21	14,225	14,794
	Plains Exploration & Production Co.	6.750%	2/1/22	42,742	44,505
	Range Resources Corp.	7.500%	10/1/17	14,585	15,241
	Range Resources Corp.	6.750%	8/1/20	13,580	14,734
	Range Resources Corp.	5.750%	6/1/21	44,365	46,472
	Range Resources Corp.	5.000%	8/15/22	19,225	19,129

	Other Industrial (0.4%)
	Virgin Media Finance plc	9.500%	8/15/16	43,375	48,580
	Virgin Media Finance plc	8.375%	10/15/19	14,560	16,307

	Technology (7.6%)
	Brocade Communications Systems Inc.	6.625%	1/15/18	9,355	9,823
	Brocade Communications Systems Inc.	6.875%	1/15/20	13,038	14,244
	CDW LLC / CDW Finance Corp.	7.999%	12/15/18	43,410	47,317
[3,4] CDW LLC / CDW Finance Corp. Bank Loan		3.999%	7/15/17	55,939	54,932
	Equinix Inc.	8.125%	3/1/18	35,120	38,895
	Equinix Inc.	7.000%	7/15/21	31,530	34,447
	Fidelity National Information Services Inc.	7.625%	7/15/17	17,280	18,965
1	Fidelity National Information Services Inc.	7.625%	7/15/17	4,345	4,769
	Fidelity National Information Services Inc.	7.875%	7/15/20	18,685	20,927
1	Fidelity National Information Services Inc.	5.000%	3/15/22	69,590	69,242
[3,4] First Data Bank Loan		4.239%	9/24/14	48,433	44,092
1	First Data Corp.	7.375%	6/15/19	53,405	54,874

1	First Data Corp.	8.875%	8/15/20	22,379	24,449
1	First Data Corp.	8.250%	1/15/21	67,840	66,822
	Freescale Semiconductor Inc.	8.875%	12/15/14	16,915	17,422
1	Freescale Semiconductor Inc.	10.125%	3/15/18	50,621	56,442
1	Freescale Semiconductor Inc.	9.250%	4/15/18	29,155	31,998
[3,4] Freescale Semiconductor Inc. Bank Loan		4.491%	12/1/16	57,927	56,733
[3,4] Freescale Semiconductor Inc. Bank Loan		6.000%	2/28/19	35,965	35,947
	Iron Mountain Inc.	7.750%	10/1/19	34,055	37,077
	Iron Mountain Inc.	8.000%	6/15/20	27,190	28,787
	Iron Mountain Inc.	8.375%	8/15/21	45,555	49,541
	Jabil Circuit Inc.	7.750%	7/15/16	10,690	12,187
	Jabil Circuit Inc.	8.250%	3/15/18	8,745	10,166
	Jabil Circuit Inc.	5.625%	12/15/20	8,580	8,988
1	Lawson Software Inc.	9.375%	4/1/19	9,695	10,131
[3,4] Lawson Software, Inc. Bank Loan		6.249%	4/5/18	15,415	15,604
	Seagate HDD Cayman	6.875%	5/1/20	64,225	68,881
1	Seagate HDD Cayman	7.000%	11/1/21	22,265	24,325
	Seagate Technology HDD Holdings	6.800%	10/1/16	33,035	36,586
1	Seagate Technology International	10.000%	5/1/14	32,397	36,609
1	Sensata Technologies BV	6.500%	5/15/19	58,484	61,408
1	Sorenson Communications Inc.	10.500%	2/1/15	46,240	38,842
	SunGard Data Systems Inc.	10.250%	8/15/15	39,958	41,556
	SunGard Data Systems Inc.	7.375%	11/15/18	53,200	56,658
	SunGard Data Systems Inc.	7.625%	11/15/20	49,111	52,303

	Transportation (1.2%)
2	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	19,942	20,341
	Hertz Corp.	6.750%	4/15/19	110,160	115,117
	Hertz Corp.	7.375%	1/15/21	60,490	64,724
					11,592,103
Utilities (7.9%)
	Electric (4.3%)
	AES Corp.	7.750%	10/15/15	44,790	50,501
	AES Corp.	8.000%	10/15/17	45,766	52,173
	AES Corp.	8.000%	6/1/20	19,980	22,977
1	Calpine Corp.	7.250%	10/15/17	121,118	128,991
1	Calpine Corp.	7.500%	2/15/21	51,135	54,842
1	Calpine Corp.	7.875%	1/15/23	15,000	16,200
1	Dolphin Subsidiary II Inc.	6.500%	10/15/16	14,550	15,659
1	Dolphin Subsidiary II Inc.	7.250%	10/15/21	62,505	69,381
2	Homer City Funding LLC	8.734%	10/1/26	46,466	44,433
1	Intergen NV	9.000%	6/30/17	78,485	80,741
1	Ipalco Enterprises Inc.	7.250%	4/1/16	11,985	13,064
	Ipalco Enterprises Inc.	5.000%	5/1/18	14,510	14,437
2	Midwest Generation LLC	8.560%	1/2/16	6,818	6,614
	NRG Energy Inc.	7.375%	1/15/17	63,682	66,070
1	Texas Competitive Electric Holdings Co. LLC /
	TCEH Finance Inc.	11.500%	10/1/20	58,620	36,931
[3,4] Texas Competitive Electric Holdings Co. LLC
	Bank Loan	4.741%	10/10/17	93,543	51,176

	Natural Gas (3.6%)
	AmeriGas Finance LLC/AmeriGas Finance
	Corp.	6.750%	5/20/20	25,965	26,419
	AmeriGas Finance LLC/AmeriGas Finance
	Corp.	7.000%	5/20/22	48,660	49,755

El Paso Corp.	7.000%	6/15/17	21,395	24,016
El Paso Corp.	7.250%	6/1/18	66,150	75,080
El Paso Corp.	6.500%	9/15/20	41,765	46,150
El Paso Corp.	7.750%	1/15/32	26,290	30,036
Energy Transfer Equity LP	7.500%	10/15/20	78,360	87,176
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	74,191	67,885
1 Kinder Morgan Finance Co. LLC	6.000%	1/15/18	45,785	48,532
Kinder Morgan Finance Co. ULC	5.700%	1/5/16	15,000	15,825
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.500%	8/15/21	10,715	11,358
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.250%	6/15/22	55,901	58,626
1 NGPL PipeCo LLC	7.119%	12/15/17	61,315	59,169
				1,324,217
Total Corporate Bonds (Cost $14,686,982)				15,585,863
				Market
				Value
			Shares	($000)
Preferred Stocks (1.6%)
Citigroup Capital XIII Pfd.	7.875%		5,301,250	141,385
Hartford Financial Services Group Inc. Pfd.	7.875%		3,307,200	89,261
GMAC Capital Trust I Pfd.	8.125%		1,987,800	47,707
Total Preferred Stocks (Cost $266,925)				278,353
Other (0.0%)
* MediaNews Group Inc. Warrants Exp. 03/19/2017 (Cost $27,348)			73,622	—
Temporary Cash Investments (3.2%)
			Face	Market
			Amount	Value
			($000)	($000)
Repurchase Agreements (3.2%)
Bank of America Securities, LLC
(Dated 4/30/12, Repurchase Value
$157,801,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
7/1/26)	0.200%	5/1/12	157,800	157,800
Deutsche Bank Securities, Inc.
(Dated 4/30/12, Repurchase Value
$124,901,000, collateralized by Federal
National Mortgage Assn. 3.000%-4.000%,
4/1/27-10/1/41)	0.210%	5/1/12	124,900	124,900
RBC Capital Markets LLC
(Dated 4/30/12, Repurchase Value
$256,901,000, collateralized by Federal
National Mortgage Assn. 2.519%-5.000%,
11/1/33-3/1/42)	0.190%	5/1/12	256,900	256,900
Total Temporary Cash Investments (Cost $539,600)				539,600
Total Investments (98.9%) (Cost $15,821,220)				16,715,249
Other Assets and Liabilities-Net (1.1%)				179,561
Net Assets (100%)				16,894,810

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $5,411,166,000, representing 32.0% of net assets.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30, 2012, the aggregate value of these securities was $400,433,000, representing 2.4% of net assets.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	311,433	—
Corporate Bonds	—	15,585,863	—
Preferred Stocks	278,353	—	—
Other	—	—	—
Temporary Cash Investments	—	539,600	—
Total	278,353	16,436,896	—

D. At April 30, 2012, the cost of investment securities for tax purposes was $15,821,220,000. Net unrealized appreciation of investment securities for tax purposes was $894,029,000, consisting of unrealized gains of $1,020,245,000 on securities that had risen in value since their purchase and $126,216,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.2%)
U.S. Government Securities (6.2%)
	United States Treasury Note/Bond	1.375%	2/15/13	29,000	29,267
	United States Treasury Note/Bond	1.250%	2/15/14	21,830	22,216
	United States Treasury Note/Bond	2.250%	5/31/14	1,200	1,249
	United States Treasury Note/Bond	2.625%	6/30/14	13,010	13,667
	United States Treasury Note/Bond	2.375%	10/31/14	110,000	115,534
	United States Treasury Note/Bond	2.625%	12/31/14	88,000	93,280
	United States Treasury Note/Bond	0.250%	1/15/15	150,000	149,579
	United States Treasury Note/Bond	2.250%	1/31/15	70,000	73,576
	United States Treasury Note/Bond	0.250%	2/15/15	45,000	44,845
	United States Treasury Note/Bond	0.375%	4/15/15	29,000	28,995
	United States Treasury Note/Bond	2.500%	4/30/15	75,000	79,664
	United States Treasury Note/Bond	4.125%	5/15/15	28,000	31,124
	United States Treasury Note/Bond	1.875%	6/30/15	70,000	73,161
	United States Treasury Note/Bond	1.250%	8/31/15	2,034	2,087
	United States Treasury Note/Bond	1.250%	9/30/15	50,000	51,297
1	United States Treasury Note/Bond	9.875%	11/15/15	9,000	11,964
	United States Treasury Note/Bond	2.375%	3/31/16	2,000	2,137
	United States Treasury Note/Bond	2.000%	4/30/16	59,335	62,598
2	United States Treasury Note/Bond	2.625%	4/30/16	4,700	5,072
	United States Treasury Note/Bond	3.000%	8/31/16	31,825	34,968
	United States Treasury Note/Bond	3.125%	10/31/16	15,292	16,914
	United States Treasury Note/Bond	2.875%	3/31/18	15,000	16,584
	United States Treasury Note/Bond	2.750%	2/15/19	6,395	7,021
	United States Treasury Note/Bond	1.250%	4/30/19	51,000	50,737
	United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,771
	United States Treasury Note/Bond	3.375%	11/15/19	32,810	37,373
					1,056,680
Nonconventional Mortgage-Backed Securities (0.0%)
3,4,5Freddie Mac Non Gold Pool		2.375%	8/1/32	585	609
3,4,5Freddie Mac Non Gold Pool		2.643%	9/1/32	264	271
					880
Total U.S. Government and Agency Obligations (Cost $1,039,977)					1,057,560
Asset-Backed/Commercial Mortgage-Backed Securities (11.1%)
5	Ally Auto Receivables Trust	1.210%	7/15/16	5,550	5,590
[5,6] Ally Auto Receivables Trust		2.690%	2/15/17	3,250	3,343
[5,6] Ally Master Owner Trust		3.470%	4/15/15	3,900	3,965
[5,6] Ally Master Owner Trust		3.870%	4/15/15	1,800	1,830
[5,6] Ally Master Owner Trust		4.250%	4/15/17	1,035	1,120
[5,6] Ally Master Owner Trust		4.590%	4/15/17	3,280	3,520
[3,5] Ally Master Owner Trust		1.310%	8/15/17	43,450	43,925
3,5,6Ally Master Owner Trust		1.790%	8/15/17	8,100	8,135
3,5,6Ally Master Owner Trust		2.190%	8/15/17	6,160	6,179
3,5,6American Express Credit Account Master
	Trust	0.910%	12/15/16	1,000	996
[5,6] Americold LLC Trust		4.954%	1/14/29	13,650	15,311
[5,6] Americold LLC Trust		6.811%	1/14/29	5,540	6,260
5	AmeriCredit Automobile Receivables Trust	1.230%	9/8/16	1,700	1,710
5	AmeriCredit Prime Automobile Receivable	2.900%	12/15/14	1,480	1,501

3,5,6Arkle Master Issuer plc		1.745%	5/17/60	17,670	17,651
3,5,6Arran Residential Mortgages Funding plc		1.897%	5/16/47	8,640	8,643
3,5,6Arran Residential Mortgages Funding plc		1.943%	11/19/47	11,900	11,912
6	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	5,600	5,723
6	BA Covered Bond Issuer	5.500%	6/14/12	11,000	11,022
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.634%	7/10/46	24,950	28,276
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.818%	4/10/49	26,887	30,450
5	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	6.394%	2/10/51	31,812	37,409
3,5,6Bank of America Student Loan Trust		1.265%	2/25/43	27,114	27,114
6	Bank of Montreal	1.950%	1/30/17	9,100	9,314
6	Bank of Nova Scotia	1.950%	1/30/17	19,600	20,052
6	Bank of Nova Scotia	1.750%	3/22/17	11,450	11,551
[3,5] Bank One Issuance Trust		1.040%	2/15/17	1,200	1,195
5	Bear Stearns Commercial Mortgage
	Securities	5.904%	6/11/40	35,740	40,989
5	Bear Stearns Commercial Mortgage
	Securities	4.945%	2/11/41	2,600	2,599
5	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	8,198	8,234
5	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	10,323	10,569
[3,5] Brazos Higher Education Authority		0.673%	6/25/26	5,720	5,185
[3,5] Brazos Higher Education Authority		1.390%	5/25/29	4,190	4,194
[3,5] Brazos Higher Education Authority		1.290%	2/25/30	25,900	25,239
6	Canadian Imperial Bank of Commerce	2.600%	7/2/15	4,800	5,046
6	Canadian Imperial Bank of Commerce	2.750%	1/27/16	750	795
[3,5] Capital One Multi-Asset Execution Trust		2.490%	7/15/16	16,374	16,515
[3,5] Capital One Multi-Asset Execution Trust		1.290%	12/15/16	1,988	1,968
[3,5] Capital One Multi-Asset Execution Trust		0.290%	11/15/19	1,130	1,119
[3,5] Capital One Multi-Asset Execution Trust		0.320%	12/16/19	79,750	79,052
[3,5] Capital One Multi-Asset Execution Trust		0.280%	7/15/20	45,899	45,278
5	CenterPoint Energy Transition Bond Co. LLC	2.160%	10/15/21	9,100	9,259
[5,6] CFCRE Commercial Mortgage Trust		5.735%	4/15/44	1,050	969
[5,6] CFCRE Commercial Mortgage Trust		5.735%	4/15/44	2,900	2,855
[3,5] Chase Issuance Trust		0.700%	4/15/19	5,700	5,540
[5,6] Chrysler Financial Auto Securitization Trust		6.540%	11/10/14	3,206	3,214
5	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	7,300	7,418
[3,5] Citibank Credit Card Issuance Trust		0.650%	7/15/14	34,895	34,860
[3,5] Citibank Credit Card Issuance Trust		0.639%	2/20/15	11,355	11,302
[3,5] Citibank Credit Card Issuance Trust		0.709%	3/24/17	1,520	1,489
[3,5] Citibank Credit Card Issuance Trust		1.614%	5/20/20	11,800	12,549
3,5,6Citibank Omni Master Trust		2.990%	8/15/18	4,125	4,334
[5,6] Citibank Omni Master Trust		5.350%	8/15/18	16,845	18,408
[5,6] Citibank Omni Master Trust		4.900%	11/15/18	76,650	83,984
5	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	6,650	7,570
5	Citigroup Commercial Mortgage Trust	5.885%	12/10/49	12,247	12,295
[5,6] CLI Funding LLC		4.500%	3/18/26	2,704	2,714
5	Commercial Mortgage Pass Through
	Certificates	5.306%	12/10/46	16,000	18,025
5	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	4,759	4,771
6	Commonwealth Bank of Australia	2.250%	3/16/17	11,300	11,485
6	Credit Suisse AG	1.625%	3/6/15	6,000	6,011
5	Credit Suisse Mortgage Capital Certificates	6.008%	6/15/38	13,084	14,795

5	Credit Suisse Mortgage Capital Certificates	5.867%	6/15/39	4,260	4,261
5	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	7,359	7,379
5	CW Capital Cobalt Ltd.	5.483%	4/15/47	10,700	11,678
[5,6] DBUBS Mortgage Trust		5.627%	7/10/44	5,840	5,804
[5,6] Dominos Pizza Master Issuer LLC		5.216%	1/25/42	8,800	9,161
[5,6] Enterprise Fleet Financing LLC		2.100%	5/20/17	5,242	5,348
[5,6] Extended Stay America Trust		2.950%	11/5/27	12,560	12,702
[5,6] Fontainebleau Miami Beach Trust		2.887%	5/5/27	11,000	11,104
5	Ford Credit Auto Lease Trust	1.420%	1/15/15	6,800	6,868
5	Ford Credit Auto Owner Trust	2.930%	11/15/15	1,000	1,028
5	Ford Credit Auto Owner Trust	3.220%	3/15/16	1,210	1,257
3,5,6Ford Credit Floorplan Master Owner Trust		2.490%	12/15/14	7,280	7,354
3,5,6Ford Credit Floorplan Master Owner Trust		2.890%	12/15/14	37,130	37,509
3,5,6Ford Credit Floorplan Master Owner Trust		1.940%	2/15/17	20,990	21,659
[5,6] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	7,440	8,046
[5,6] Ford Credit Floorplan Master Owner Trust		4.990%	2/15/17	8,785	9,405
5	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	2,000	2,016
3,5,6Fosse Master Issuer plc		1.965%	10/18/54	27,900	28,030
6	FUEL Trust	3.984%	6/15/16	8,700	9,002
5	GE Capital Credit Card Master Note Trust	2.220%	1/15/22	30,000	30,223
[3,5] GE Dealer Floorplan Master Note Trust		0.809%	2/20/17	9,200	9,221
[5,6] Golden Credit Card Trust		1.770%	1/15/19	18,000	18,010
[5,6] Great America Leasing Receivables		2.340%	4/15/16	1,500	1,532
5	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	23,150	25,257
5	Greenwich Capital Commercial Funding Corp.	6.081%	7/10/38	40,015	45,625
[5,6] GS Mortgage Securities Corp. II		3.215%	2/10/21	5,290	5,346
[5,6] GS Mortgage Securities Corp. II		3.563%	2/10/21	1,850	1,849
5	GS Mortgage Securities Corp. II	5.506%	4/10/38	7,362	7,459
5	GS Mortgage Securities Corp. II	5.553%	4/10/38	13,213	14,723
[5,6] GS Mortgage Securities Corp. II		5.402%	12/10/43	1,370	1,387
[5,6] GS Mortgage Securities Corp. II		5.727%	3/10/44	2,650	2,660
[5,6] Hertz Vehicle Financing LLC		3.740%	2/25/17	28,500	30,207
[5,6] Hertz Vehicle Financing LLC		3.290%	3/25/18	7,500	7,801
3	Illinois Student Assistance Commission	1.515%	4/25/22	25,700	25,641
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	15,845	18,485
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.474%	4/15/43	20,045	22,566
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	10,030	11,134
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.615%	11/15/43	1,250	1,327
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.069%	11/15/43	1,175	1,268
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.712%	11/15/43	2,730	2,604
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.712%	11/15/43	2,313	2,367
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.363%	11/13/44	2,600	2,743
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.387%	2/15/46	6,550	7,193
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.717%	2/15/46	3,340	3,749
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.360%	2/15/46	6,170	6,054

[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.717%	2/15/46	6,255	5,567
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.716%	2/15/51	30,084	33,256
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	12,486	12,612
5	LB-UBS Commercial Mortgage Trust	6.067%	6/15/38	11,500	13,110
5	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	35,211	39,835
5	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	36,000	41,292
[3,5] MBNA Credit Card Master Note Trust		1.590%	10/15/14	875	875
[3,5] MBNA Credit Card Master Note Trust		0.660%	7/15/15	24,379	24,280
[3,5] MBNA Credit Card Master Note Trust		1.590%	3/15/16	3,430	3,438
[3,5] MBNA Credit Card Master Note Trust		1.140%	11/15/16	16,655	16,625
[5,6] Mercedes-Benz Auto Lease Trust		1.240%	7/17/17	6,900	6,939
5	Merrill Lynch Mortgage Trust	5.928%	6/12/50	3,532	3,539
5	Merrill Lynch Mortgage Trust	5.690%	2/12/51	15,000	17,212
5	Morgan Stanley Capital I	5.817%	6/11/42	5,180	5,178
[5,6] Morgan Stanley Capital I		5.421%	9/15/47	2,690	2,663
6	National Bank of Canada	2.200%	10/19/16	2,000	2,079
3,5,6Navistar Financial Dealer Note Master Trust		1.688%	10/26/15	10,550	10,609
3	North Carolina Education Assistance Authority
	Student Loan Revenue	1.365%	1/26/26	5,500	5,411
3,5,6Permanent Master Issuer plc		1.616%	7/15/42	6,820	6,837
3,5,6Silverstone Master Issuer plc		1.965%	1/21/55	40,850	41,031
3,5,6SLM Student Loan Trust		1.340%	12/15/21	4,000	4,007
3,5,6SLM Student Loan Trust		1.640%	12/15/23	4,469	4,497
[3,5] SLM Student Loan Trust		0.565%	4/25/25	6,000	5,873
[3,5] SLM Student Loan Trust		0.565%	10/25/25	9,200	9,022
[3,5] SLM Student Loan Trust		0.575%	10/27/25	6,500	6,154
[3,5] SLM Student Loan Trust		0.555%	1/26/26	24,625	22,961
[3,5] SLM Student Loan Trust		0.575%	1/25/27	3,000	2,830
[5,6] SLM Student Loan Trust		4.370%	4/17/28	1,700	1,775
[5,6] SLM Student Loan Trust		3.740%	2/15/29	10,500	10,591
[5,6] SLM Student Loan Trust		3.480%	10/15/30	4,550	4,574
[5,6] SLM Student Loan Trust		4.540%	10/17/44	5,050	5,272
[5,6] SLM Student Loan Trust		3.830%	1/17/45	3,155	3,198
3,5,6SMART Trust		1.740%	12/14/15	21,200	21,443
[5,6] SMART Trust		2.520%	11/14/16	5,000	5,109
[5,6] SMART Trust		2.310%	4/14/17	1,750	1,775
[5,6] Sonic Capital LLC		5.438%	5/20/41	5,154	5,395
[3,5] South Carolina Student Loan Corp.		1.465%	7/25/25	21,200	20,935
[5,6] TAL Advantage LLC		4.310%	5/20/26	4,224	4,240
[5,6] Textainer Marine Containers Ltd.		4.700%	6/15/26	3,208	3,233
[5,6] Textainer Marine Containers Ltd.		4.210%	4/15/27	4,200	4,200
[5,6] Tidewater Auto Receivables Trust		5.920%	5/15/17	1,350	1,354
6	Toronto-Dominion Bank	1.500%	3/13/17	11,200	11,210
3,5,6Volkswagen Credit Auto Master Trust		0.919%	9/20/16	18,000	18,104
[5,6] Volvo Financial Equipment LLC		2.990%	5/15/17	3,700	3,723
[5,6] Volvo Financial Equipment LLC		2.380%	9/16/19	1,200	1,204
5	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	13,360	15,222
5	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	8,605	8,648
5	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	40,425	45,199
6	Westpac Banking Corp.	2.450%	11/28/16	9,400	9,609
[5,6] WF-RBS Commercial Mortgage Trust		5.334%	3/15/44	5,000	4,876
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,815,207)					1,908,989

Corporate Bonds (77.4%)
Finance (31.5%)
Banking (20.0%)
6 Abbey National Treasury Services plc	3.875%	11/10/14	4,550	4,536
Abbey National Treasury Services plc	4.000%	4/27/16	10,500	10,387
AgriBank FCB	9.125%	7/15/19	5,000	6,386
American Express Bank FSB	6.000%	9/13/17	4,250	5,014
American Express Centurion Bank	5.950%	6/12/17	10,000	11,590
American Express Centurion Bank	6.000%	9/13/17	38,060	44,818
American Express Co.	5.500%	9/12/16	6,070	6,902
American Express Co.	6.150%	8/28/17	17,000	20,169
American Express Co.	7.000%	3/19/18	29,000	35,921
American Express Co.	8.125%	5/20/19	20,909	27,713
American Express Credit Corp.	2.750%	9/15/15	6,200	6,424
American Express Credit Corp.	2.800%	9/19/16	2,700	2,791
American Express Credit Corp.	2.375%	3/24/17	5,000	5,088
6 ANZ Capital Trust II	5.360%	11/29/49	3,000	3,030
Associates Corp. of North America	6.950%	11/1/18	6,000	6,786
Astoria Financial Corp.	5.750%	10/15/12	9,000	9,181
6 Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	5,000	5,502
6 Banco Latinoamericano de Comercio Exterior
SA	3.750%	4/4/17	5,000	5,040
6 Banco Santander Chile	5.375%	12/9/14	1,150	1,219
6 Banco Votorantim SA	5.250%	2/11/16	12,000	12,330
Bank of America Corp.	3.625%	3/17/16	5,000	4,980
Bank of America Corp.	3.750%	7/12/16	5,000	4,978
Bank of America Corp.	6.500%	8/1/16	6,375	6,974
Bank of America Corp.	5.420%	3/15/17	7,300	7,401
Bank of America Corp.	3.875%	3/22/17	4,900	4,876
Bank of America Corp.	6.000%	9/1/17	1,750	1,876
Bank of America Corp.	5.750%	12/1/17	22,500	23,878
Bank of America Corp.	5.650%	5/1/18	18,000	18,994
Bank of America Corp.	7.625%	6/1/19	11,000	12,638
Bank of America Corp.	5.625%	7/1/20	17,500	18,079
Bank of America Corp.	5.875%	1/5/21	8,500	8,882
Bank of America Corp.	5.000%	5/13/21	9,750	9,699
Bank of America Corp.	5.700%	1/24/22	12,500	13,095
Bank of America NA	5.300%	3/15/17	8,877	9,237
Bank of America NA	6.100%	6/15/17	5,000	5,417
Bank of Montreal	2.500%	1/11/17	9,435	9,702
Bank of New York Mellon Corp.	4.950%	3/15/15	9,500	10,391
Bank of New York Mellon Corp.	2.300%	7/28/16	2,500	2,578
Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	6,275
Bank of New York Mellon Corp.	5.450%	5/15/19	9,580	11,236
Bank of New York Mellon Corp.	4.600%	1/15/20	11,500	12,863
Bank of New York Mellon Corp.	4.150%	2/1/21	9,000	9,847
Bank of New York Mellon Corp.	3.550%	9/23/21	32,040	33,599
Bank of Nova Scotia	2.050%	10/7/15	5,980	6,154
Bank of Nova Scotia	2.550%	1/12/17	15,000	15,576
Bank of Nova Scotia	4.375%	1/13/21	15,000	16,540
Barclays Bank plc	5.000%	9/22/16	10,000	10,818
6 Barclays Bank plc	6.050%	12/4/17	6,307	6,397
Barclays Bank plc	6.750%	5/22/19	28,530	32,757
Barclays Bank plc	5.125%	1/8/20	72,125	76,111
BB&T Corp.	5.200%	12/23/15	6,380	7,086
BB&T Corp.	3.200%	3/15/16	3,490	3,686
BB&T Corp.	2.150%	3/22/17	8,875	8,914

	BB&T Corp.	4.900%	6/30/17	5,300	5,875
	BB&T Corp.	6.850%	4/30/19	6,714	8,371
	BB&T Corp.	5.250%	11/1/19	12,000	13,355
	BB&T Corp.	3.950%	3/22/22	5,500	5,648
	Bear Stearns Cos. LLC	6.400%	10/2/17	17,000	19,835
	Bear Stearns Cos. LLC	7.250%	2/1/18	19,035	23,155
	BNP Paribas SA	3.600%	2/23/16	9,000	9,049
	BNP Paribas SA	5.000%	1/15/21	58,000	58,311
	BNY Mellon NA	4.750%	12/15/14	5,000	5,400
	Branch Banking & Trust Co.	5.625%	9/15/16	4,750	5,403
	Capital One Bank USA NA	8.800%	7/15/19	10,000	12,624
	Capital One Financial Corp.	3.150%	7/15/16	1,950	2,011
	Capital One Financial Corp.	4.750%	7/15/21	4,000	4,295
	Citigroup Inc.	4.700%	5/29/15	12,705	13,326
	Citigroup Inc.	5.300%	1/7/16	10,000	10,681
	Citigroup Inc.	3.953%	6/15/16	2,730	2,784
	Citigroup Inc.	5.850%	8/2/16	10,000	10,839
	Citigroup Inc.	6.125%	11/21/17	36,111	40,246
	Citigroup Inc.	6.125%	5/15/18	15,000	16,604
	Citigroup Inc.	8.500%	5/22/19	19,317	23,991
	Citigroup Inc.	5.375%	8/9/20	26,000	27,883
	Citigroup Inc.	4.500%	1/14/22	8,000	8,155
5,6,7Colonial BancGroup Inc.		7.113%	5/29/49	17,340	2
	Comerica Bank	5.750%	11/21/16	8,500	9,636
6	Commonwealth Bank of Australia	5.000%	10/15/19	10,000	10,995
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	10,400	10,734
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	35,000	36,605
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	74,700	73,754
	Credit Suisse	6.000%	2/15/18	19,692	21,268
	Credit Suisse	5.300%	8/13/19	34,000	37,618
	Credit Suisse	5.400%	1/14/20	43,000	44,299
	Credit Suisse	4.375%	8/5/20	39,500	41,488
	Credit Suisse USA Inc.	5.125%	8/15/15	7,000	7,673
	Credit Suisse USA Inc.	5.375%	3/2/16	9,500	10,607
	Deutsche Bank AG	3.250%	1/11/16	10,000	10,282
	Deutsche Bank AG	6.000%	9/1/17	45,000	51,372
	Discover Bank	8.700%	11/18/19	10,000	12,740
	Discover Bank	7.000%	4/15/20	3,665	4,292
	Fifth Third Bancorp	3.625%	1/25/16	7,000	7,421
	Fifth Third Bancorp	3.500%	3/15/22	7,000	7,004
5	Fifth Third Capital Trust IV	6.500%	4/15/67	3,200	3,168
	First Horizon National Corp.	5.375%	12/15/15	7,350	7,804
	First Tennessee Bank NA	5.050%	1/15/15	5,000	5,110
	Goldman Sachs Group Inc.	3.300%	5/3/15	23,600	23,583
	Goldman Sachs Group Inc.	3.700%	8/1/15	4,725	4,800
	Goldman Sachs Group Inc.	5.625%	1/15/17	9,000	9,426
	Goldman Sachs Group Inc.	6.250%	9/1/17	12,000	13,028
	Goldman Sachs Group Inc.	5.950%	1/18/18	13,000	14,010
	Goldman Sachs Group Inc.	6.150%	4/1/18	20,075	21,869
	Goldman Sachs Group Inc.	7.500%	2/15/19	16,500	19,039
	Goldman Sachs Group Inc.	5.375%	3/15/20	18,800	19,497
	Goldman Sachs Group Inc.	6.000%	6/15/20	13,700	14,630
	Goldman Sachs Group Inc.	5.250%	7/27/21	27,750	28,006
	Goldman Sachs Group Inc.	5.750%	1/24/22	28,825	30,172

HSBC Bank USA NA	6.000%	8/9/17	5,055	5,633
HSBC Bank USA NA	4.875%	8/24/20	30,000	30,787
HSBC Holdings plc	5.100%	4/5/21	59,381	65,304
HSBC Holdings plc	4.875%	1/14/22	20,000	21,606
HSBC Holdings plc	4.000%	3/30/22	36,600	37,070
HSBC USA Inc.	5.000%	9/27/20	20,000	20,201
6 ING Bank NV	3.750%	3/7/17	5,900	5,821
JPMorgan Chase & Co.	4.875%	3/15/14	3,440	3,652
JPMorgan Chase & Co.	3.700%	1/20/15	5,650	5,962
JPMorgan Chase & Co.	3.450%	3/1/16	6,000	6,270
JPMorgan Chase & Co.	3.150%	7/5/16	5,925	6,135
JPMorgan Chase & Co.	6.125%	6/27/17	10,000	11,406
JPMorgan Chase & Co.	6.000%	1/15/18	31,000	35,723
JPMorgan Chase & Co.	6.300%	4/23/19	24,150	28,379
JPMorgan Chase & Co.	4.950%	3/25/20	18,000	19,692
JPMorgan Chase & Co.	4.400%	7/22/20	26,635	28,075
JPMorgan Chase & Co.	4.250%	10/15/20	32,000	33,426
JPMorgan Chase & Co.	4.625%	5/10/21	23,000	24,397
JPMorgan Chase & Co.	4.350%	8/15/21	31,100	32,519
JPMorgan Chase & Co.	4.500%	1/24/22	35,000	37,231
JPMorgan Chase Bank NA	5.875%	6/13/16	10,000	11,167
JPMorgan Chase Bank NA	6.000%	7/5/17	6,500	7,396
JPMorgan Chase Bank NA	6.000%	10/1/17	15,380	17,589
KeyBank NA	5.450%	3/3/16	2,500	2,772
KeyCorp	5.100%	3/24/21	10,000	11,244
Lloyds TSB Bank plc	4.875%	1/21/16	9,500	9,869
Lloyds TSB Bank plc	4.200%	3/28/17	7,500	7,601
Lloyds TSB Bank plc	6.375%	1/21/21	63,100	68,134
M&I Marshall & Ilsley Bank	5.250%	9/4/12	4,000	4,051
3 Manufacturers & Traders Trust Co.	1.968%	4/1/13	2,750	2,747
Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,555	9,964
Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,000	7,169
Merrill Lynch & Co. Inc.	6.400%	8/28/17	7,850	8,480
Merrill Lynch & Co. Inc.	6.875%	4/25/18	17,623	19,673
Merrill Lynch & Co. Inc.	6.875%	11/15/18	2,797	3,098
Morgan Stanley	6.000%	4/28/15	3,000	3,139
Morgan Stanley	5.375%	10/15/15	10,000	10,302
Morgan Stanley	3.800%	4/29/16	3,250	3,176
Morgan Stanley	5.750%	10/18/16	2,500	2,585
Morgan Stanley	5.450%	1/9/17	3,000	3,040
Morgan Stanley	4.750%	3/22/17	4,200	4,188
Morgan Stanley	5.550%	4/27/17	11,800	12,002
Morgan Stanley	5.950%	12/28/17	16,000	16,497
Morgan Stanley	6.625%	4/1/18	16,450	17,224
Morgan Stanley	7.300%	5/13/19	15,000	16,093
Morgan Stanley	5.625%	9/23/19	22,800	22,666
Morgan Stanley	5.500%	1/26/20	15,000	14,701
Morgan Stanley	5.500%	7/24/20	12,000	11,795
Morgan Stanley	5.750%	1/25/21	19,000	18,752
Morgan Stanley	5.500%	7/28/21	17,500	17,039
National Australia Bank	2.750%	3/9/17	15,780	15,819
National City Corp.	6.875%	5/15/19	10,285	12,191
6 Nordea Bank AB	3.125%	3/20/17	13,740	13,789
Northern Trust Co.	5.850%	11/9/17	7,280	8,548
Northern Trust Co.	6.500%	8/15/18	4,000	4,923
Northern Trust Corp.	3.450%	11/4/20	5,000	5,236
Northern Trust Corp.	3.375%	8/23/21	11,631	12,153

	PNC Bank NA	4.875%	9/21/17	3,100	3,412
	PNC Bank NA	6.000%	12/7/17	4,500	5,219
	PNC Bank NA	6.875%	4/1/18	12,085	14,535
	PNC Funding Corp.	2.700%	9/19/16	7,500	7,784
	PNC Funding Corp.	6.700%	6/10/19	10,000	12,306
	PNC Funding Corp.	5.125%	2/8/20	27,653	31,834
	PNC Funding Corp.	4.375%	8/11/20	18,000	19,839
	PNC Funding Corp.	3.300%	3/8/22	23,995	24,170
3,5,13 RBS Capital Trust IV		1.270%	9/29/49	4,325	2,141
	Royal Bank of Canada	2.875%	4/19/16	7,500	7,911
	Royal Bank of Canada	2.300%	7/20/16	14,750	15,172
	Royal Bank of Scotland Group plc	4.700%	7/3/18	2,000	1,700
	Royal Bank of Scotland Group plc	6.400%	10/21/19	38,500	40,304
	Royal Bank of Scotland plc	3.950%	9/21/15	2,000	2,023
	Royal Bank of Scotland plc	4.375%	3/16/16	13,000	13,268
	Royal Bank of Scotland plc	5.625%	8/24/20	34,000	35,328
	Royal Bank of Scotland plc	6.125%	1/11/21	37,000	40,112
	Santander Holdings USA Inc.	4.625%	4/19/16	3,200	3,196
	Sovereign Bank	8.750%	5/30/18	5,000	5,876
	State Street Corp.	2.875%	3/7/16	6,600	6,952
	State Street Corp.	4.956%	3/15/18	15,000	15,940
	State Street Corp.	4.375%	3/7/21	17,840	20,053
3	SunTrust Bank	0.768%	4/1/15	6,000	5,618
	SunTrust Bank	7.250%	3/15/18	13,000	15,075
	SunTrust Banks Inc.	3.600%	4/15/16	4,200	4,353
	Svenska Handelsbanken AB	2.875%	4/4/17	10,000	10,175
	Toronto-Dominion Bank	2.500%	7/14/16	10,500	10,884
	Toronto-Dominion Bank	2.375%	10/19/16	9,350	9,638
	UBS AG	5.875%	7/15/16	10,220	10,813
	UBS AG	5.875%	12/20/17	41,450	45,936
	UBS AG	5.750%	4/25/18	37,625	41,293
	UBS AG	4.875%	8/4/20	55,000	57,671
5	UBS Preferred Funding Trust V	6.243%	5/29/49	5,030	4,703
	Union Bank NA	5.950%	5/11/16	4,826	5,401
	Union Bank NA	3.000%	6/6/16	12,500	13,071
6	United Overseas Bank Ltd.	4.500%	7/2/13	7,000	7,220
	US Bancorp	2.200%	11/15/16	5,000	5,149
	US Bancorp	4.125%	5/24/21	24,100	26,675
	US Bancorp	3.000%	3/15/22	20,000	20,148
5	US Bank NA	3.778%	4/29/20	6,395	6,687
	Wachovia Bank NA	5.600%	3/15/16	10,000	11,079
	Wachovia Bank NA	6.000%	11/15/17	8,000	9,319
	Wachovia Corp.	5.625%	10/15/16	8,000	8,991
	Wachovia Corp.	5.750%	6/15/17	10,000	11,669
	Wachovia Corp.	5.750%	2/1/18	27,025	31,515
7	Washington Mutual Bank	5.500%	1/15/13	6,147	1
7	Washington Mutual Bank	5.650%	8/15/14	7,500	11
7	Washington Mutual Bank	5.125%	1/15/15	9,000	13
	Wells Fargo & Co.	2.100%	5/8/17	6,750	6,745
	Wells Fargo & Co.	5.625%	12/11/17	32,900	38,498
	Wells Fargo & Co.	4.600%	4/1/21	34,000	37,243
	Wells Fargo & Co.	3.500%	3/8/22	33,425	33,834
	Wells Fargo Bank NA	5.750%	5/16/16	9,790	11,099
	Westpac Banking Corp.	4.200%	2/27/15	10,000	10,719
	Westpac Banking Corp.	3.000%	8/4/15	15,000	15,648
	Westpac Banking Corp.	4.875%	11/19/19	50,795	55,664
	Wilmington Trust Corp.	4.875%	4/15/13	13,000	13,379

6 Woori Bank Co. Ltd.	5.875%	4/13/21	3,000	3,225
Zions Bancorporation	5.500%	11/16/15	8,000	8,160

Brokerage (0.9%)
Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,669
Ameriprise Financial Inc.	5.300%	3/15/20	26,570	29,693
BlackRock Inc.	6.250%	9/15/17	12,395	15,094
BlackRock Inc.	5.000%	12/10/19	25,000	28,701
BlackRock Inc.	4.250%	5/24/21	5,000	5,504
6 Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	2,725	2,980
6 Cantor Fitzgerald LP	6.375%	6/26/15	1,110	1,122
Charles Schwab Corp.	6.375%	9/1/17	6,000	7,197
Charles Schwab Corp.	4.450%	7/22/20	14,500	15,985
Franklin Resources Inc.	4.625%	5/20/20	5,000	5,625
Jefferies Group Inc.	5.125%	4/13/18	14,255	13,827
Jefferies Group Inc.	6.875%	4/15/21	3,000	2,985
7 Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
TD Ameritrade Holding Corp.	5.600%	12/1/19	11,100	12,403

Finance Companies (2.6%)
General Electric Capital Corp.	5.000%	1/8/16	9,000	10,040
General Electric Capital Corp.	2.300%	4/27/17	22,000	22,005
General Electric Capital Corp.	5.625%	9/15/17	34,025	39,341
General Electric Capital Corp.	5.625%	5/1/18	26,750	30,901
General Electric Capital Corp.	6.000%	8/7/19	20,000	23,570
General Electric Capital Corp.	5.500%	1/8/20	25,000	28,517
General Electric Capital Corp.	4.375%	9/16/20	35,000	37,407
General Electric Capital Corp.	4.625%	1/7/21	32,500	35,133
General Electric Capital Corp.	5.300%	2/11/21	26,000	28,534
General Electric Capital Corp.	4.650%	10/17/21	33,500	36,374
5 General Electric Capital Corp.	6.375%	11/15/67	14,450	14,739
5 HSBC Finance Capital Trust IX	5.911%	11/30/35	5,000	4,575
HSBC Finance Corp.	5.250%	1/15/14	9,050	9,530
3 HSBC Finance Corp.	0.917%	6/1/16	6,225	5,700
HSBC Finance Corp.	6.676%	1/15/21	65,853	71,038
SLM Corp.	5.050%	11/14/14	7,500	7,715
SLM Corp.	6.250%	1/25/16	20,000	20,711
SLM Corp.	6.000%	1/25/17	3,600	3,673
SLM Corp.	8.450%	6/15/18	5,000	5,475
SLM Corp.	8.000%	3/25/20	5,000	5,304
SLM Corp.	7.250%	1/25/22	4,000	4,040
6 USAA Capital Corp.	2.250%	12/13/16	4,060	4,141

Insurance (5.6%)
ACE INA Holdings Inc.	5.700%	2/15/17	8,800	10,372
AEGON Funding Co. LLC	5.750%	12/15/20	3,800	4,130
Aetna Inc.	6.000%	6/15/16	2,970	3,452
Aetna Inc.	6.500%	9/15/18	31,818	39,486
Aetna Inc.	3.950%	9/1/20	12,000	12,905
Aflac Inc.	8.500%	5/15/19	9,940	13,071
Aflac Inc.	4.000%	2/15/22	5,000	5,175
Alleghany Corp.	5.625%	9/15/20	4,000	4,290
Allied World Assurance Co. Ltd.	7.500%	8/1/16	10,000	11,502
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,000	2,071
Allstate Corp.	7.450%	5/16/19	8,100	10,340
Allstate Life Global Funding Trusts	5.375%	4/30/13	13,895	14,545
Alterra Finance LLC	6.250%	9/30/20	8,000	8,610

	American Financial Group Inc.	9.875%	6/15/19	10,000	12,579
	American International Group Inc.	5.050%	10/1/15	16,712	17,854
	American International Group Inc.	4.875%	9/15/16	2,375	2,526
	American International Group Inc.	5.600%	10/18/16	5,000	5,463
	American International Group Inc.	3.800%	3/22/17	2,980	3,068
	American International Group Inc.	5.450%	5/18/17	5,000	5,424
	American International Group Inc.	5.850%	1/16/18	13,000	14,301
	American International Group Inc.	8.250%	8/15/18	15,000	18,189
	American International Group Inc.	6.400%	12/15/20	5,000	5,740
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	5,000	5,320
	Axis Capital Holdings Ltd.	5.750%	12/1/14	5,955	6,350
	Axis Specialty Finance LLC	5.875%	6/1/20	21,240	22,574
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	18,600	20,618
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	9,000	9,839
	Berkshire Hathaway Inc.	1.900%	1/31/17	8,260	8,423
	Berkshire Hathaway Inc.	3.750%	8/15/21	25,000	26,358
	Berkshire Hathaway Inc.	3.400%	1/31/22	9,706	9,971
	Chubb Corp.	5.750%	5/15/18	5,933	7,288
5	Chubb Corp.	6.375%	3/29/67	14,900	15,273
	Cigna Corp.	4.500%	3/15/21	5,000	5,330
	Cigna Corp.	4.000%	2/15/22	10,000	10,300
	CNA Financial Corp.	7.350%	11/15/19	4,000	4,743
	CNA Financial Corp.	5.875%	8/15/20	3,000	3,288
	CNA Financial Corp.	5.750%	8/15/21	5,000	5,461
	Coventry Health Care Inc.	5.950%	3/15/17	4,000	4,580
	Coventry Health Care Inc.	5.450%	6/15/21	5,000	5,629
	Genworth Financial Inc.	7.700%	6/15/20	3,000	3,050
	Genworth Financial Inc.	7.625%	9/24/21	10,000	9,869
	Genworth Global Funding Trusts	5.750%	5/15/13	5,250	5,342
	Hartford Financial Services Group Inc.	4.625%	7/15/13	10,000	10,327
	Hartford Financial Services Group Inc.	4.000%	3/30/15	3,400	3,496
	Hartford Financial Services Group Inc.	6.300%	3/15/18	3,000	3,309
	Hartford Financial Services Group Inc.	5.125%	4/15/22	10,000	10,079
	HCC Insurance Holdings Inc.	6.300%	11/15/19	7,500	8,404
6	Health Care Service Corp.	4.700%	1/15/21	2,015	2,207
	Humana Inc.	7.200%	6/15/18	3,000	3,651
6	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,766
	Lincoln National Corp.	6.250%	2/15/20	5,000	5,720
	Lincoln National Corp.	4.200%	3/15/22	10,000	10,062
	Manulife Financial Corp.	4.900%	9/17/20	18,450	19,257
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1	1
6	MassMutual Global Funding II	3.125%	4/14/16	9,800	10,337
	MetLife Inc.	6.750%	6/1/16	15,000	17,812
	MetLife Inc.	6.817%	8/15/18	9,615	11,860
	MetLife Inc.	7.717%	2/15/19	18,939	24,087
	MetLife Inc.	4.750%	2/8/21	15,000	16,496
6	Metropolitan Life Global Funding I	2.500%	9/29/15	8,170	8,391
6	Metropolitan Life Global Funding I	3.125%	1/11/16	9,000	9,425
6	Metropolitan Life Global Funding I	3.650%	6/14/18	3,225	3,416
[3,6] Monumental Global Funding III		0.635%	1/25/13	10,000	9,965
6	New York Life Global Funding	3.000%	5/4/15	4,150	4,372
6	Pacific Life Global Funding	5.150%	4/15/13	11,404	11,849
6	Pacific LifeCorp	6.000%	2/10/20	3,000	3,312
	PartnerRe Finance B LLC	5.500%	6/1/20	15,550	16,375
6	Pricoa Global Funding I	5.450%	6/11/14	6,666	7,230
	Principal Financial Group Inc.	8.875%	5/15/19	11,195	14,510
6	Principal Life Global Funding I	5.250%	1/15/13	5,000	5,153

	Progressive Corp.	3.750%	8/23/21	9,750	10,485
5	Progressive Corp.	6.700%	6/15/67	16,500	17,243
	Protective Life Corp.	7.375%	10/15/19	7,000	7,989
	Prudential Financial Inc.	3.000%	5/12/16	8,000	8,262
	Prudential Financial Inc.	6.100%	6/15/17	6,200	7,235
	Prudential Financial Inc.	7.375%	6/15/19	7,000	8,709
	Prudential Financial Inc.	5.375%	6/21/20	2,000	2,252
	Prudential Financial Inc.	4.500%	11/15/20	3,000	3,203
	Reinsurance Group of America Inc.	5.625%	3/15/17	7,000	7,681
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,794
6	TIAA Global Markets Inc.	4.950%	7/15/13	2,750	2,889
	Torchmark Corp.	9.250%	6/15/19	3,000	3,763
	Travelers Cos. Inc.	5.750%	12/15/17	10,206	12,299
	Travelers Cos. Inc.	5.800%	5/15/18	6,710	8,167
	Travelers Cos. Inc.	3.900%	11/1/20	6,405	6,999
	UnitedHealth Group Inc.	4.875%	3/15/15	7,585	8,398
	UnitedHealth Group Inc.	5.375%	3/15/16	2,500	2,868
	UnitedHealth Group Inc.	6.000%	6/15/17	10,335	12,478
	UnitedHealth Group Inc.	6.000%	2/15/18	15,114	18,441
	UnitedHealth Group Inc.	4.700%	2/15/21	8,000	9,154
	UnitedHealth Group Inc.	3.375%	11/15/21	8,000	8,360
	UnitedHealth Group Inc.	2.875%	3/15/22	10,000	9,951
	WellPoint Inc.	6.000%	2/15/14	17,970	19,534
	WellPoint Inc.	5.250%	1/15/16	5,000	5,627
	WellPoint Inc.	5.875%	6/15/17	11,465	13,557
	WellPoint Inc.	7.000%	2/15/19	14,445	18,217
	WellPoint Inc.	4.350%	8/15/20	20,000	22,164
	Willis North America Inc.	6.200%	3/28/17	8,300	9,383
	Willis North America Inc.	7.000%	9/29/19	8,000	9,289
	WR Berkley Corp.	4.625%	3/15/22	8,000	8,160
[5,6] ZFS Finance USA Trust IV		5.875%	5/9/62	1,284	1,282

	Other Finance (0.1%)
6	Aviation Capital Group Corp.	6.750%	4/6/21	7,600	7,538
	ORIX Corp.	3.750%	3/9/17	5,500	5,479

	Real Estate Investment Trusts (2.3%)
	Boston Properties LP	3.700%	11/15/18	4,000	4,166
	Boston Properties LP	4.125%	5/15/21	5,000	5,231
	Brandywine Operating Partnership LP	5.700%	5/1/17	2,000	2,141
	Brandywine Operating Partnership LP	4.950%	4/15/18	5,000	5,104
	DDR Corp.	7.500%	4/1/17	1,750	2,017
	DDR Corp.	4.750%	4/15/18	3,000	3,109
	DDR Corp.	7.875%	9/1/20	5,000	5,998
	Digital Realty Trust LP	5.875%	2/1/20	12,000	13,214
	Digital Realty Trust LP	5.250%	3/15/21	5,000	5,342
	Duke Realty LP	7.375%	2/15/15	5,000	5,550
	Duke Realty LP	5.950%	2/15/17	5,000	5,594
	Duke Realty LP	6.500%	1/15/18	3,555	4,091
	ERP Operating LP	4.750%	7/15/20	5,345	5,817
	Federal Realty Investment Trust	5.900%	4/1/20	3,000	3,407
6	Goodman Funding Pty Ltd.	6.375%	11/12/20	3,000	3,141
6	Goodman Funding Pty Ltd.	6.375%	4/15/21	4,000	4,152
	HCP Inc.	3.750%	2/1/16	4,921	5,182
	HCP Inc.	6.000%	1/30/17	10,000	11,201
	HCP Inc.	3.750%	2/1/19	3,000	3,014
	HCP Inc.	5.375%	2/1/21	5,600	6,162

Health Care REIT Inc.	4.700%	9/15/17	5,000	5,300
Health Care REIT Inc.	4.125%	4/1/19	7,950	8,022
Health Care REIT Inc.	6.125%	4/15/20	5,000	5,569
Health Care REIT Inc.	4.950%	1/15/21	5,000	5,207
Hospitality Properties Trust	7.875%	8/15/14	3,900	4,266
Hospitality Properties Trust	6.300%	6/15/16	5,000	5,477
Kilroy Realty LP	4.800%	7/15/18	9,500	10,130
Kilroy Realty LP	6.625%	6/1/20	7,470	8,544
Mack-Cali Realty LP	7.750%	8/15/19	4,000	4,910
ProLogis LP	6.250%	3/15/17	1,520	1,713
ProLogis LP	6.625%	5/15/18	5,000	5,742
ProLogis LP	7.375%	10/30/19	4,175	4,998
Realty Income Corp.	5.750%	1/15/21	3,000	3,365
Regency Centers LP	4.950%	4/15/14	5,000	5,237
Simon Property Group LP	6.750%	5/15/14	15,000	16,467
Simon Property Group LP	5.100%	6/15/15	6,320	6,986
Simon Property Group LP	5.250%	12/1/16	13,500	15,426
Simon Property Group LP	2.800%	1/30/17	3,000	3,108
Simon Property Group LP	5.875%	3/1/17	3,300	3,812
Simon Property Group LP	6.125%	5/30/18	11,369	13,415
Simon Property Group LP	10.350%	4/1/19	10,815	15,026
Simon Property Group LP	5.650%	2/1/20	26,200	30,527
Simon Property Group LP	4.375%	3/1/21	17,000	18,481
Simon Property Group LP	4.125%	12/1/21	20,640	21,989
Simon Property Group LP	3.375%	3/15/22	8,000	7,981
UDR Inc.	4.250%	6/1/18	3,000	3,196
UDR Inc.	4.625%	1/10/22	2,000	2,091
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	7,000	7,168
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	3,000	3,098
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	8,000	7,947
6 WEA Finance LLC	7.125%	4/15/18	21,500	25,608
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	3,925	4,293
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	6.750%	9/2/19	1,000	1,169
				5,400,201
Industrial (39.5%)
Basic Industry (3.9%)
Air Products & Chemicals Inc.	4.150%	2/1/13	3,700	3,799
Air Products & Chemicals Inc.	2.000%	8/2/16	6,270	6,439
Air Products & Chemicals Inc.	4.375%	8/21/19	4,485	5,077
Air Products & Chemicals Inc.	3.000%	11/3/21	6,000	6,154
Alcoa Inc.	5.720%	2/23/19	9,500	10,246
Alcoa Inc.	6.150%	8/15/20	10,000	10,826
Alcoa Inc.	5.400%	4/15/21	2,000	2,101
Alcoa Inc.	5.870%	2/23/22	1,100	1,176
6 Anglo American Capital plc	4.450%	9/27/20	4,000	4,193
AngloGold Ashanti Holdings plc	5.375%	4/15/20	7,000	7,276
ArcelorMittal	9.000%	2/15/15	1,410	1,617
ArcelorMittal	4.500%	2/25/17	9,000	9,031
ArcelorMittal	6.125%	6/1/18	6,000	6,293
ArcelorMittal	9.850%	6/1/19	14,000	16,915
ArcelorMittal	5.250%	8/5/20	3,250	3,202
ArcelorMittal	6.250%	2/25/22	13,500	13,724
ArcelorMittal USA LLC	6.500%	4/15/14	790	846
Barrick Gold Corp.	2.900%	5/30/16	4,020	4,218
6 Barrick Gold Corp.	3.850%	4/1/22	12,000	12,326
Barrick North America Finance LLC	6.800%	9/15/18	5,000	6,183
Barrick North America Finance LLC	4.400%	5/30/21	5,000	5,378

Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	4,000	4,468
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	8,315	8,376
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	7,968	9,372
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	10,424	13,227
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	20,340	21,063
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	20,000	20,004
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,655
6 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	4,062
Cliffs Natural Resources Inc.	4.800%	10/1/20	3,000	3,132
Cliffs Natural Resources Inc.	4.875%	4/1/21	3,000	3,153
Dow Chemical Co.	4.250%	11/15/20	7,205	7,638
Dow Chemical Co.	4.125%	11/15/21	20,000	20,755
Eastman Chemical Co.	4.500%	1/15/21	2,586	2,754
Ecolab Inc.	3.000%	12/8/16	5,740	6,054
Ecolab Inc.	4.350%	12/8/21	16,040	17,495
EI du Pont de Nemours & Co.	6.000%	7/15/18	28,480	35,362
EI du Pont de Nemours & Co.	4.625%	1/15/20	17,618	20,409
EI du Pont de Nemours & Co.	3.625%	1/15/21	16,000	17,305
FMC Corp.	3.950%	2/1/22	5,000	5,195
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	5,000	4,937
6 Gold Fields Orogen Holding BVI Ltd.	4.875%	10/7/20	10,000	9,446
International Paper Co.	7.950%	6/15/18	12,939	16,232
International Paper Co.	9.375%	5/15/19	7,000	9,357
International Paper Co.	4.750%	2/15/22	4,000	4,260
Lubrizol Corp.	8.875%	2/1/19	4,000	5,465
6 LyondellBasell Industries NV	5.000%	4/15/19	8,000	8,284
Monsanto Co.	2.750%	4/15/16	3,660	3,872
Mosaic Co.	3.750%	11/15/21	2,000	2,071
Newmont Mining Corp.	3.500%	3/15/22	4,000	3,969
6 POSCO	4.250%	10/28/20	5,000	4,974
Praxair Inc.	4.375%	3/31/14	2,115	2,264
Praxair Inc.	4.625%	3/30/15	5,550	6,161
Praxair Inc.	4.500%	8/15/19	3,000	3,442
Praxair Inc.	3.000%	9/1/21	16,150	16,678
Praxair Inc.	2.450%	2/15/22	12,000	11,832
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	6,650	6,885
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	8,471	10,490
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	13,000	17,719
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	35,000	36,244
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	18,000	19,413
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	10,500	11,076
Rio Tinto Finance USA plc	3.500%	3/22/22	20,000	20,810
Rohm & Haas Co.	6.000%	9/15/17	6,000	7,034
Teck Resources Ltd.	10.250%	5/15/16	10,000	11,450
Teck Resources Ltd.	3.000%	3/1/19	5,000	4,825
Teck Resources Ltd.	10.750%	5/15/19	6,013	7,441
Teck Resources Ltd.	4.500%	1/15/21	2,000	2,118
Vale Overseas Ltd.	5.625%	9/15/19	18,000	20,225
Vale Overseas Ltd.	4.625%	9/15/20	5,000	5,303
Vale Overseas Ltd.	4.375%	1/11/22	8,000	8,199
6 Xstrata Finance Canada Ltd.	4.950%	11/15/21	5,000	5,223

Capital Goods (4.6%)
3M Co.	1.375%	9/29/16	1,640	1,664
6 ABB Treasury Center USA Inc.	4.000%	6/15/21	7,000	7,259
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	11,092
Allied Waste North America Inc.	6.875%	6/1/17	12,675	13,182

Boeing Capital Corp.	2.125%	8/15/16	3,000	3,123
Boeing Capital Corp.	2.900%	8/15/18	6,907	7,332
Boeing Capital Corp.	4.700%	10/27/19	7,893	9,246
Boeing Co.	3.750%	11/20/16	3,300	3,658
Boeing Co.	4.875%	2/15/20	14,000	16,762
Caterpillar Financial Services Corp.	4.750%	2/17/15	5,000	5,554
Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,312
Caterpillar Financial Services Corp.	2.050%	8/1/16	8,500	8,796
Caterpillar Financial Services Corp.	5.850%	9/1/17	2,000	2,399
Caterpillar Financial Services Corp.	5.450%	4/15/18	14,406	17,257
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,000	18,218
Caterpillar Inc.	7.900%	12/15/18	10,215	13,891
Caterpillar Inc.	3.900%	5/27/21	12,000	13,332
Cooper US Inc.	5.450%	4/1/15	6,000	6,665
Cooper US Inc.	6.100%	7/1/17	3,500	4,133
Crane Co.	5.500%	9/15/13	5,000	5,283
CRH America Inc.	6.000%	9/30/16	10,725	11,790
Danaher Corp.	2.300%	6/23/16	9,350	9,780
Danaher Corp.	3.900%	6/23/21	15,000	16,677
Deere & Co.	4.375%	10/16/19	11,850	13,628
Dover Corp.	4.300%	3/1/21	5,000	5,699
Eaton Corp.	6.950%	3/20/19	7,110	8,974
Embraer Overseas Ltd.	6.375%	1/24/17	4,000	4,428
Embraer Overseas Ltd.	6.375%	1/15/20	10,000	11,177
Emerson Electric Co.	5.375%	10/15/17	10,000	11,891
Emerson Electric Co.	5.250%	10/15/18	5,000	5,994
Emerson Electric Co.	4.875%	10/15/19	4,000	4,668
General Dynamics Corp.	5.250%	2/1/14	1,150	1,244
General Dynamics Corp.	2.250%	7/15/16	4,700	4,918
General Dynamics Corp.	3.875%	7/15/21	12,000	13,190
General Electric Co.	5.250%	12/6/17	70,800	82,558
Goodrich Corp.	3.600%	2/1/21	15,955	16,923
Harsco Corp.	5.750%	5/15/18	12,000	13,493
Honeywell International Inc.	5.300%	3/1/18	9,772	11,711
Honeywell International Inc.	4.250%	3/1/21	13,500	15,589
Illinois Tool Works Inc.	6.250%	4/1/19	9,950	12,288
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	4,194	4,824
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	7,000	8,580
John Deere Capital Corp.	1.850%	9/15/16	2,545	2,605
John Deere Capital Corp.	2.000%	1/13/17	9,500	9,760
John Deere Capital Corp.	5.350%	4/3/18	14,000	16,651
John Deere Capital Corp.	5.750%	9/10/18	13,000	15,855
John Deere Capital Corp.	2.250%	4/17/19	8,400	8,521
John Deere Capital Corp.	3.900%	7/12/21	7,180	7,906
John Deere Capital Corp.	3.150%	10/15/21	8,050	8,349
L-3 Communications Corp.	6.375%	10/15/15	250	256
L-3 Communications Corp.	3.950%	11/15/16	4,480	4,749
L-3 Communications Corp.	5.200%	10/15/19	10,000	10,981
Lockheed Martin Corp.	7.650%	5/1/16	5,000	6,102
Lockheed Martin Corp.	4.250%	11/15/19	22,810	25,169
Lockheed Martin Corp.	3.350%	9/15/21	10,000	10,249
Masco Corp.	5.875%	7/15/12	5,560	5,604
Owens Corning	6.500%	12/1/16	10,360	11,628
Owens Corning	9.000%	6/15/19	7,000	8,663
Raytheon Co.	6.400%	12/15/18	5,725	7,139
Raytheon Co.	3.125%	10/15/20	17,000	17,644
Republic Services Inc.	3.800%	5/15/18	5,826	6,321

Republic Services Inc.	5.500%	9/15/19	7,400	8,693
Republic Services Inc.	5.000%	3/1/20	4,400	5,025
Republic Services Inc.	5.250%	11/15/21	4,000	4,640
Rockwell Automation Inc.	5.650%	12/1/17	5,000	5,901
Rockwell Collins Inc.	3.100%	11/15/21	4,000	4,123
Roper Industries Inc.	6.250%	9/1/19	2,700	3,210
Tyco International Finance SA	6.000%	11/15/13	11,000	11,833
Tyco International Finance SA	3.750%	1/15/18	29,375	31,636
Tyco International Ltd. / Tyco International
Finance SA	6.875%	1/15/21	10,200	12,839
United Technologies Corp.	5.375%	12/15/17	16,805	20,144
United Technologies Corp.	6.125%	2/1/19	5,500	6,849
United Technologies Corp.	4.500%	4/15/20	18,500	21,423
Waste Management Inc.	2.600%	9/1/16	6,570	6,811
Waste Management Inc.	7.375%	3/11/19	4,250	5,387

Communication (6.1%)
America Movil SAB de CV	5.500%	3/1/14	4,000	4,321
America Movil SAB de CV	5.750%	1/15/15	30,955	34,511
America Movil SAB de CV	2.375%	9/8/16	12,850	13,120
America Movil SAB de CV	5.625%	11/15/17	14,424	16,945
America Movil SAB de CV	5.000%	10/16/19	19,000	21,474
America Movil SAB de CV	5.000%	3/30/20	14,500	16,472
American Tower Corp.	4.625%	4/1/15	3,000	3,205
American Tower Corp.	4.500%	1/15/18	10,000	10,588
AT&T Inc.	2.950%	5/15/16	26,000	27,632
AT&T Inc.	5.625%	6/15/16	11,000	12,874
AT&T Inc.	2.400%	8/15/16	15,520	16,159
AT&T Inc.	5.500%	2/1/18	45,925	54,263
AT&T Inc.	5.600%	5/15/18	18,589	22,078
AT&T Inc.	4.450%	5/15/21	15,000	16,820
AT&T Inc.	3.875%	8/15/21	14,350	15,430
AT&T Inc.	3.000%	2/15/22	16,000	16,037
6 British Sky Broadcasting Group plc	9.500%	11/15/18	4,000	5,476
British Telecommunications plc	5.950%	1/15/18	4,465	5,202
CBS Corp.	4.625%	5/15/18	2,750	3,034
CBS Corp.	8.875%	5/15/19	6,458	8,604
CBS Corp.	4.300%	2/15/21	3,000	3,184
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	8,800	9,494
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	20,000	27,533
CenturyLink Inc.	6.000%	4/1/17	7,000	7,507
CenturyLink Inc.	6.450%	6/15/21	8,000	8,305
CenturyLink Inc.	5.800%	3/15/22	10,000	9,931
Comcast Cable Communications LLC	8.875%	5/1/17	3,400	4,453
Comcast Corp.	5.850%	11/15/15	3,450	3,973
Comcast Corp.	4.950%	6/15/16	2,251	2,546
Comcast Corp.	6.300%	11/15/17	26,480	32,141
Comcast Corp.	5.700%	5/15/18	5,000	5,922
Comcast Corp.	5.150%	3/1/20	5,700	6,643
6 Deutsche Telekom International Finance BV	3.125%	4/11/16	7,460	7,720
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	2,925	2,911
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	12,000	12,480
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	18,000	20,664

	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.000%	3/1/21	5,000	5,457
6	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	3.800%	3/15/22	21,800	21,759
	Discovery Communications LLC	4.375%	6/15/21	5,000	5,448
	France Telecom SA	2.125%	9/16/15	5,000	5,064
	France Telecom SA	5.375%	7/8/19	14,000	15,879
	France Telecom SA	4.125%	9/14/21	23,462	23,997
	NBCUniversal Media LLC	5.150%	4/30/20	11,950	13,761
	NBCUniversal Media LLC	4.375%	4/1/21	8,000	8,722
	News America Inc.	6.900%	3/1/19	7,000	8,614
	News America Inc.	4.500%	2/15/21	13,000	13,993
	Omnicom Group Inc.	5.900%	4/15/16	7,383	8,564
	Omnicom Group Inc.	4.450%	8/15/20	9,000	9,749
	Reed Elsevier Capital Inc.	8.625%	1/15/19	4,000	5,131
	Telecom Italia Capital SA	5.250%	10/1/15	14,000	14,257
	Telecom Italia Capital SA	6.999%	6/4/18	9,860	10,337
	Telecom Italia Capital SA	7.175%	6/18/19	6,000	6,307
	Telefonica Emisiones SAU	3.729%	4/27/15	8,848	8,604
	Telefonica Emisiones SAU	6.221%	7/3/17	10,662	10,909
	Telefonica Emisiones SAU	5.877%	7/15/19	9,185	9,081
	Telefonica Emisiones SAU	5.462%	2/16/21	6,800	6,409
6	Telemar Norte Leste SA	5.500%	10/23/20	6,500	6,721
6	Telstra Corp. Ltd.	4.800%	10/12/21	5,000	5,543
	Thomson Reuters Corp.	6.500%	7/15/18	10,685	13,177
	Thomson Reuters Corp.	4.700%	10/15/19	13,835	15,431
	Time Warner Cable Inc.	8.250%	2/14/14	5,000	5,633
	Time Warner Cable Inc.	5.850%	5/1/17	7,000	8,185
	Time Warner Cable Inc.	6.750%	7/1/18	18,000	21,989
	Time Warner Cable Inc.	8.250%	4/1/19	12,000	15,581
	Time Warner Cable Inc.	5.000%	2/1/20	8,363	9,320
	Time Warner Cable Inc.	4.000%	9/1/21	4,000	4,138
	Verizon Communications Inc.	2.000%	11/1/16	7,300	7,476
	Verizon Communications Inc.	5.500%	4/1/17	3,000	3,525
	Verizon Communications Inc.	5.500%	2/15/18	11,025	13,026
	Verizon Communications Inc.	6.100%	4/15/18	20,590	24,962
	Verizon Communications Inc.	8.750%	11/1/18	20,993	28,699
	Verizon Communications Inc.	6.350%	4/1/19	21,606	26,697
	Verizon Communications Inc.	4.600%	4/1/21	23,000	26,007
	Verizon Communications Inc.	3.500%	11/1/21	35,000	36,636
	Vodafone Group plc	5.750%	3/15/16	7,190	8,347
	Vodafone Group plc	5.625%	2/27/17	29,000	33,970
	Vodafone Group plc	5.450%	6/10/19	8,000	9,520
	Vodafone Group plc	4.375%	3/16/21	5,000	5,597
6	WPP Finance 2010	4.750%	11/21/21	5,000	5,327
	WPP Finance UK	8.000%	9/15/14	6,000	6,887

	Consumer Cyclical (4.3%)
6	American Honda Finance Corp.	3.500%	3/16/15	7,390	7,821
6	American Honda Finance Corp.	2.500%	9/21/15	3,780	3,902
6	American Honda Finance Corp.	3.875%	9/21/20	3,640	3,860
	AutoZone Inc.	3.700%	4/15/22	3,000	3,044
	Best Buy Co. Inc.	5.500%	3/15/21	5,000	4,675
	CVS Caremark Corp.	5.750%	6/1/17	5,000	5,918
	CVS Caremark Corp.	6.600%	3/15/19	8,000	9,959
	CVS Caremark Corp.	4.750%	5/18/20	5,000	5,651
[5,6] CVS Pass-Through Trust		6.117%	1/10/13	4,717	4,820

6 Daimler Finance North America LLC	3.875%	9/15/21	1,900	1,987
Darden Restaurants Inc.	6.200%	10/15/17	15,000	17,319
eBay Inc.	1.625%	10/15/15	8,000	8,177
eBay Inc.	3.250%	10/15/20	6,500	6,732
Expedia Inc.	5.950%	8/15/20	15,450	16,207
Ford Motor Credit Co. LLC	7.000%	4/15/15	6,580	7,328
Ford Motor Credit Co. LLC	5.625%	9/15/15	1,440	1,559
Ford Motor Credit Co. LLC	5.000%	5/15/18	5,400	5,818
Ford Motor Credit Co. LLC	5.750%	2/1/21	6,500	7,280
6 FUEL Trust	4.207%	4/15/16	2,300	2,374
6 Harley-Davidson Funding Corp.	5.250%	12/15/12	300	306
6 Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	13,856
Historic TW Inc.	6.875%	6/15/18	5,000	6,196
Home Depot Inc.	5.400%	3/1/16	9,000	10,393
Home Depot Inc.	3.950%	9/15/20	7,700	8,494
Home Depot Inc.	4.400%	4/1/21	15,905	18,003
6 Hyundai Capital America	3.750%	4/6/16	1,740	1,792
6 Hyundai Capital Services Inc.	6.000%	5/5/15	3,000	3,286
6 Hyundai Capital Services Inc.	4.375%	7/27/16	2,160	2,269
K Hovnanian Enterprises Inc.	6.250%	1/15/16	4,260	2,641
6 Kia Motors Corp.	3.625%	6/14/16	3,200	3,262
Kohl's Corp.	4.000%	11/1/21	7,000	7,343
Lowe's Cos. Inc.	4.625%	4/15/20	8,000	9,026
Lowe's Cos. Inc.	3.800%	11/15/21	8,000	8,471
Lowe's Cos. Inc.	3.120%	4/15/22	21,000	21,265
Macy's Retail Holdings Inc.	5.900%	12/1/16	20,745	23,858
Macy's Retail Holdings Inc.	3.875%	1/15/22	6,000	6,162
Marriott International Inc.	6.375%	6/15/17	3,040	3,577
Marriott International Inc.	3.000%	3/1/19	2,500	2,489
McDonald's Corp.	5.300%	3/15/17	1,200	1,418
McDonald's Corp.	5.800%	10/15/17	7,000	8,514
McDonald's Corp.	5.350%	3/1/18	10,000	12,032
McDonald's Corp.	3.500%	7/15/20	7,000	7,628
McDonald's Corp.	2.625%	1/15/22	12,000	11,880
6 Nissan Motor Acceptance Corp.	4.500%	1/30/15	9,300	9,922
Nordstrom Inc.	6.250%	1/15/18	7,866	9,717
Nordstrom Inc.	4.750%	5/1/20	15,000	17,206
Nordstrom Inc.	4.000%	10/15/21	7,750	8,509
PACCAR Financial Corp.	1.600%	3/15/17	2,500	2,510
6 RCI Banque SA	4.600%	4/12/16	7,279	7,267
Target Corp.	6.000%	1/15/18	8,200	10,059
Target Corp.	3.875%	7/15/20	12,500	13,794
Target Corp.	2.900%	1/15/22	16,000	16,037
Time Warner Inc.	4.875%	3/15/20	5,000	5,607
Time Warner Inc.	4.750%	3/29/21	6,500	7,236
Time Warner Inc.	4.000%	1/15/22	5,000	5,241
TJX Cos. Inc.	6.950%	4/15/19	15,663	19,751
Toyota Motor Credit Corp.	3.200%	6/17/15	1,000	1,068
Toyota Motor Credit Corp.	2.800%	1/11/16	2,750	2,888
Toyota Motor Credit Corp.	2.000%	9/15/16	4,750	4,865
Toyota Motor Credit Corp.	2.050%	1/12/17	3,000	3,078
Toyota Motor Credit Corp.	4.500%	6/17/20	21,500	24,151
Toyota Motor Credit Corp.	3.400%	9/15/21	15,000	15,708
Toyota Motor Credit Corp.	3.300%	1/12/22	21,000	21,754
VF Corp.	3.500%	9/1/21	9,255	9,727
Viacom Inc.	2.500%	12/15/16	4,320	4,460
Viacom Inc.	3.875%	12/15/21	10,000	10,561

6 Volkswagen International Finance NV	2.875%	4/1/16	3,000	3,104
6 Volkswagen International Finance NV	4.000%	8/12/20	7,500	8,005
6 Volvo Treasury AB	5.950%	4/1/15	17,540	19,215
Wal-Mart Stores Inc.	3.625%	7/8/20	32,050	34,844
Wal-Mart Stores Inc.	3.250%	10/25/20	36,460	38,731
Wal-Mart Stores Inc.	4.250%	4/15/21	20,250	22,522
Walt Disney Co.	5.625%	9/15/16	5,000	5,916
Walt Disney Co.	6.000%	7/17/17	3,000	3,674
Walt Disney Co.	2.750%	8/16/21	11,500	11,601
6 Wesfarmers Ltd.	2.983%	5/18/16	2,640	2,714
Western Union Co.	6.500%	2/26/14	7,400	8,140
Western Union Co.	5.930%	10/1/16	11,825	13,731
Wyndham Worldwide Corp.	5.625%	3/1/21	2,500	2,756
Wyndham Worldwide Corp.	4.250%	3/1/22	7,000	7,026

Consumer Noncyclical (10.9%)
Abbott Laboratories	5.875%	5/15/16	5,000	5,914
Abbott Laboratories	5.600%	11/30/17	16,000	19,443
Abbott Laboratories	5.125%	4/1/19	17,000	20,265
Abbott Laboratories	4.125%	5/27/20	19,400	21,867
Allergan Inc.	5.750%	4/1/16	12,000	14,012
Allergan Inc.	3.375%	9/15/20	9,000	9,533
Altria Group Inc.	9.700%	11/10/18	27,276	36,952
Altria Group Inc.	9.250%	8/6/19	10,000	13,647
Altria Group Inc.	4.750%	5/5/21	10,000	10,981
AmerisourceBergen Corp.	5.875%	9/15/15	3,000	3,445
AmerisourceBergen Corp.	4.875%	11/15/19	6,270	7,161
AmerisourceBergen Corp.	3.500%	11/15/21	5,000	5,209
Amgen Inc.	5.850%	6/1/17	3,460	4,103
Amgen Inc.	6.150%	6/1/18	5,000	6,043
Amgen Inc.	5.700%	2/1/19	8,080	9,531
Amgen Inc.	3.450%	10/1/20	8,750	8,928
Amgen Inc.	4.100%	6/15/21	6,760	7,209
Amgen Inc.	3.875%	11/15/21	5,000	5,241
Anheuser-Busch Cos. LLC	5.600%	3/1/17	5,375	6,347
Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,880	10,596
Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,605
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,100	6,779
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	28,570	37,784
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	18,514	23,893
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	42,085	50,404
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	17,000	19,950
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	5,000	5,717
Archer-Daniels-Midland Co.	5.450%	3/15/18	6,388	7,663
Archer-Daniels-Midland Co.	4.479%	3/1/21	12,500	14,328
AstraZeneca plc	5.900%	9/15/17	22,060	26,535
6 BAT International Finance plc	9.500%	11/15/18	4,000	5,461
Baxter International Inc.	5.900%	9/1/16	7,000	8,378
Baxter International Inc.	5.375%	6/1/18	10,100	12,057
Baxter International Inc.	4.500%	8/15/19	2,000	2,280
Baxter International Inc.	4.250%	3/15/20	3,000	3,368
Becton Dickinson and Co.	5.000%	5/15/19	4,700	5,496
Becton Dickinson and Co.	3.250%	11/12/20	9,704	10,220
Becton Dickinson and Co.	3.125%	11/8/21	15,025	15,529
Biogen Idec Inc.	6.875%	3/1/18	5,000	6,135
Boston Scientific Corp.	4.500%	1/15/15	9,300	10,002
Boston Scientific Corp.	6.000%	1/15/20	11,500	13,423

Bottling Group LLC	6.950%	3/15/14	3,813	4,254
Bottling Group LLC	5.125%	1/15/19	19,925	23,492
Bunge Ltd. Finance Corp.	4.100%	3/15/16	2,800	2,949
Bunge Ltd. Finance Corp.	8.500%	6/15/19	10,000	12,493
Campbell Soup Co.	3.050%	7/15/17	6,250	6,731
Campbell Soup Co.	4.500%	2/15/19	3,000	3,360
Clorox Co.	3.800%	11/15/21	5,000	5,165
6 Coca-Cola Amatil Ltd.	3.250%	11/2/14	1,090	1,136
Coca-Cola Co.	1.650%	3/14/18	10,000	9,997
Coca-Cola Co.	4.875%	3/15/19	9,200	10,778
Coca-Cola Co.	3.150%	11/15/20	16,950	18,044
Coca-Cola Co.	3.300%	9/1/21	27,100	28,449
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,483
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	17,597	19,682
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	4,500	4,925
Colgate-Palmolive Co.	3.150%	8/5/15	2,000	2,166
Covidien International Finance SA	6.000%	10/15/17	14,306	17,210
Covidien International Finance SA	4.200%	6/15/20	5,000	5,515
CR Bard Inc.	4.400%	1/15/21	13,000	14,668
Delhaize Group SA	4.125%	4/10/19	5,000	5,052
DENTSPLY International Inc.	4.125%	8/15/21	10,000	10,514
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	5,000	5,039
Eli Lilly & Co.	4.200%	3/6/14	11,850	12,653
Express Scripts Holding Co.	3.125%	5/15/16	7,650	7,983
6 Express Scripts Holding Co.	3.500%	11/15/16	4,880	5,145
6 Express Scripts Holding Co.	2.650%	2/15/17	10,500	10,701
Express Scripts Holding Co.	7.250%	6/15/19	3,000	3,754
6 Express Scripts Holding Co.	4.750%	11/15/21	12,000	13,143
6 Express Scripts Holding Co.	3.900%	2/15/22	8,000	8,261
Flowers Foods Inc.	4.375%	4/1/22	15,000	15,244
6 Foster's Finance Corp.	4.875%	10/1/14	4,000	4,265
Genentech Inc.	4.750%	7/15/15	16,150	18,047
General Mills Inc.	5.650%	2/15/19	3,000	3,623
General Mills Inc.	3.150%	12/15/21	8,000	8,145
Genzyme Corp.	5.000%	6/15/20	15,349	17,964
Gilead Sciences Inc.	3.050%	12/1/16	6,610	7,003
Gilead Sciences Inc.	4.400%	12/1/21	8,000	8,682
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	24,400	29,631
Hasbro Inc.	6.300%	9/15/17	5,000	5,736
Hershey Co.	4.850%	8/15/15	5,000	5,617
Hershey Co.	4.125%	12/1/20	4,125	4,663
Hormel Foods Corp.	4.125%	4/15/21	3,350	3,707
Hospira Inc.	6.050%	3/30/17	2,777	3,128
Johnson & Johnson	2.950%	9/1/20	5,850	6,218
Kaiser Foundation Hospitals	3.500%	4/1/22	5,765	5,910
Kellogg Co.	4.150%	11/15/19	12,000	13,108
Kimberly-Clark Corp.	6.125%	8/1/17	8,449	10,343
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	13,482
Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,569
Koninklijke Philips Electronics NV	5.750%	3/11/18	13,300	15,660
Koninklijke Philips Electronics NV	3.750%	3/15/22	21,150	21,815
Kraft Foods Inc.	4.125%	2/9/16	10,000	10,940
Kraft Foods Inc.	5.375%	2/10/20	35,000	40,846
Kroger Co.	2.200%	1/15/17	2,920	2,974
Kroger Co.	6.800%	12/15/18	6,100	7,532
Kroger Co.	3.400%	4/15/22	3,000	2,997
Lorillard Tobacco Co.	3.500%	8/4/16	3,100	3,237

Lorillard Tobacco Co.	8.125%	6/23/19	6,000	7,446
McCormick & Co. Inc.	3.900%	7/15/21	5,000	5,455
McKesson Corp.	6.500%	2/15/14	7,100	7,807
McKesson Corp.	5.700%	3/1/17	4,400	5,162
McKesson Corp.	7.500%	2/15/19	3,100	3,987
McKesson Corp.	4.750%	3/1/21	8,420	9,666
Medco Health Solutions Inc.	7.125%	3/15/18	15,185	18,747
Medtronic Inc.	4.450%	3/15/20	10,000	11,398
Medtronic Inc.	4.125%	3/15/21	8,558	9,540
Medtronic Inc.	3.125%	3/15/22	15,000	15,375
Merck & Co. Inc.	4.750%	3/1/15	6,000	6,663
Merck & Co. Inc.	4.000%	6/30/15	2,100	2,312
Merck & Co. Inc.	6.000%	9/15/17	10,000	12,396
Merck & Co. Inc.	5.000%	6/30/19	10,000	11,916
Merck & Co. Inc.	3.875%	1/15/21	20,500	22,908
Molson Coors Brewing Co.	3.500%	5/1/22	5,500	5,540
Nabisco Inc.	7.550%	6/15/15	15,000	17,819
Novartis Capital Corp.	4.400%	4/24/20	15,000	17,221
Novartis Securities Investment Ltd.	5.125%	2/10/19	39,794	47,290
PepsiAmericas Inc.	4.375%	2/15/14	12,500	13,327
PepsiCo Inc.	5.000%	6/1/18	16,500	19,469
PepsiCo Inc.	7.900%	11/1/18	14,000	18,951
PepsiCo Inc.	4.500%	1/15/20	7,500	8,566
PepsiCo Inc.	3.125%	11/1/20	22,000	22,905
PepsiCo Inc.	2.750%	3/5/22	20,500	20,390
PerkinElmer Inc.	5.000%	11/15/21	8,000	8,420
Pfizer Inc.	5.350%	3/15/15	8,000	9,032
Pfizer Inc.	4.650%	3/1/18	6,000	6,926
Pfizer Inc.	6.200%	3/15/19	36,000	45,359
Philip Morris International Inc.	6.875%	3/17/14	2,750	3,073
Philip Morris International Inc.	2.500%	5/16/16	7,250	7,612
Philip Morris International Inc.	5.650%	5/16/18	36,555	43,767
Philip Morris International Inc.	4.500%	3/26/20	6,750	7,700
Philip Morris International Inc.	4.125%	5/17/21	4,000	4,390
Philip Morris International Inc.	2.900%	11/15/21	10,500	10,489
Procter & Gamble Co.	3.500%	2/15/15	4,400	4,743
Procter & Gamble Co.	4.700%	2/15/19	11,000	12,980
Procter & Gamble Co.	2.300%	2/6/22	7,000	6,926
Quest Diagnostics Inc.	4.750%	1/30/20	2,000	2,186
Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,399
Reynolds American Inc.	7.625%	6/1/16	16,655	20,054
Reynolds American Inc.	6.750%	6/15/17	10,000	12,004
6 Roche Holdings Inc.	6.000%	3/1/19	13,500	16,762
Safeway Inc.	6.350%	8/15/17	3,000	3,425
Safeway Inc.	4.750%	12/1/21	7,000	6,988
Sanofi	2.625%	3/29/16	14,860	15,662
Sanofi	4.000%	3/29/21	20,500	22,609
St. Jude Medical Inc.	2.500%	1/15/16	10,000	10,378
St. Jude Medical Inc.	4.875%	7/15/19	10,000	11,426
Stryker Corp.	4.375%	1/15/20	10,000	11,177
Sysco Corp.	5.250%	2/12/18	12,000	14,322
6 Tesco plc	5.500%	11/15/17	7,000	8,140
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	3,100	3,215
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	12,250	12,636
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	3,000	3,161
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	15,250	15,718

Thermo Fisher Scientific Inc.	5.000%	6/1/15	3,100	3,468
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,840	2,958
Thermo Fisher Scientific Inc.	4.700%	5/1/20	4,400	5,042
Thermo Fisher Scientific Inc.	4.500%	3/1/21	15,100	17,257
Thermo Fisher Scientific Inc.	3.600%	8/15/21	17,625	18,811
Unilever Capital Corp.	3.650%	2/15/14	6,500	6,858
Whirlpool Corp.	8.600%	5/1/14	5,000	5,615
Wyeth LLC	5.500%	2/15/16	5,000	5,816
Wyeth LLC	5.450%	4/1/17	8,080	9,689

Energy (4.7%)
Anadarko Petroleum Corp.	5.950%	9/15/16	20,500	23,732
Anadarko Petroleum Corp.	6.375%	9/15/17	17,000	20,206
Anadarko Petroleum Corp.	6.950%	6/15/19	2,000	2,471
Apache Corp.	5.625%	1/15/17	4,000	4,747
Apache Corp.	6.900%	9/15/18	3,000	3,828
Apache Corp.	3.625%	2/1/21	6,000	6,448
Apache Corp.	3.250%	4/15/22	8,700	8,982
Baker Hughes Inc.	7.500%	11/15/18	4,845	6,470
6 Baker Hughes Inc.	3.200%	8/15/21	11,720	12,079
BP Capital Markets plc	3.875%	3/10/15	10,000	10,724
BP Capital Markets plc	3.200%	3/11/16	4,500	4,778
BP Capital Markets plc	4.750%	3/10/19	17,850	20,253
BP Capital Markets plc	4.500%	10/1/20	27,000	29,964
BP Capital Markets plc	4.742%	3/11/21	18,748	21,314
BP Capital Markets plc	3.561%	11/1/21	18,000	18,795
Canadian Natural Resources Ltd.	5.700%	5/15/17	8,190	9,666
Canadian Natural Resources Ltd.	3.450%	11/15/21	4,000	4,107
Chevron Corp.	4.950%	3/3/19	6,400	7,667
ConocoPhillips	5.200%	5/15/18	5,815	6,975
ConocoPhillips	5.750%	2/1/19	43,935	53,992
ConocoPhillips	6.000%	1/15/20	5,000	6,310
Devon Energy Corp.	6.300%	1/15/19	5,000	6,178
6 ENI SPA	4.150%	10/1/20	2,560	2,556
Ensco plc	4.700%	3/15/21	10,000	10,890
EOG Resources Inc.	2.500%	2/1/16	11,153	11,625
EOG Resources Inc.	5.875%	9/15/17	3,000	3,623
EOG Resources Inc.	5.625%	6/1/19	8,050	9,619
EOG Resources Inc.	4.400%	6/1/20	12,000	13,451
EOG Resources Inc.	4.100%	2/1/21	8,000	8,806
EQT Corp.	8.125%	6/1/19	5,500	6,578
6 GS Caltex Corp.	5.500%	8/25/14	4,000	4,221
6 GS Caltex Corp.	5.500%	10/15/15	6,000	6,411
Halliburton Co.	6.150%	9/15/19	12,631	15,559
Halliburton Co.	3.250%	11/15/21	11,100	11,494
Hess Corp.	8.125%	2/15/19	5,075	6,634
Marathon Oil Corp.	6.000%	10/1/17	7,213	8,516
Marathon Petroleum Corp.	5.125%	3/1/21	3,500	3,877
6 Motiva Enterprises LLC	5.750%	1/15/20	5,000	5,818
Nabors Industries Inc.	6.150%	2/15/18	3,000	3,499
Nabors Industries Inc.	9.250%	1/15/19	5,900	7,687
Nabors Industries Inc.	5.000%	9/15/20	3,400	3,697
Nexen Inc.	6.200%	7/30/19	2,000	2,356
Noble Corp.	5.875%	6/1/13	3,000	3,150
Noble Energy Inc.	8.250%	3/1/19	6,000	7,666
Noble Energy Inc.	4.150%	12/15/21	5,000	5,250
Noble Holding International Ltd.	4.900%	8/1/20	5,000	5,444

	Occidental Petroleum Corp.	4.100%	2/1/21	23,525	26,031
	Occidental Petroleum Corp.	3.125%	2/15/22	27,080	27,846
[5,6] Odebrecht Drilling Norbe VIII/IX Ltd.		6.350%	6/30/21	6,860	7,306
	Petro-Canada	6.050%	5/15/18	4,000	4,817
6	Phillips 66	2.950%	5/1/17	4,000	4,098
6	Phillips 66	4.300%	4/1/22	5,000	5,195
	Pride International Inc.	6.875%	8/15/20	9,178	11,266
6	Schlumberger Norge AS	4.200%	1/15/21	7,545	8,360
6	Schlumberger Oilfield UK plc	4.200%	1/15/21	9,000	9,928
	Shell International Finance BV	5.200%	3/22/17	5,200	6,091
	Shell International Finance BV	4.300%	9/22/19	21,000	23,956
	Shell International Finance BV	4.375%	3/25/20	20,000	22,945
	Southwestern Energy Co.	7.500%	2/1/18	5,000	6,012
6	Southwestern Energy Co.	4.100%	3/15/22	5,000	5,043
	Suncor Energy Inc.	6.100%	6/1/18	5,000	6,010
	Talisman Energy Inc.	7.750%	6/1/19	3,000	3,724
	Talisman Energy Inc.	3.750%	2/1/21	8,300	8,409
	Total Capital International SA	2.875%	2/17/22	23,500	23,504
	Total Capital SA	3.000%	6/24/15	3,000	3,160
	Total Capital SA	2.300%	3/15/16	10,000	10,301
	Total Capital SA	4.450%	6/24/20	28,889	32,398
	Total Capital SA	4.125%	1/28/21	4,860	5,327
	Transocean Inc.	5.050%	12/15/16	8,525	9,243
	Transocean Inc.	6.000%	3/15/18	20,000	22,330
	Transocean Inc.	6.500%	11/15/20	4,000	4,585
	Transocean Inc.	6.375%	12/15/21	5,000	5,822
	Valero Energy Corp.	9.375%	3/15/19	9,200	12,187
	Valero Energy Corp.	6.125%	2/1/20	3,000	3,485
	Weatherford International Inc.	6.350%	6/15/17	3,000	3,494
	Weatherford International Ltd.	6.000%	3/15/18	10,000	11,459
	Weatherford International Ltd.	9.625%	3/1/19	3,750	4,988
	Weatherford International Ltd.	5.125%	9/15/20	5,000	5,407
	Weatherford International Ltd.	4.500%	4/15/22	5,000	5,177
6	Woodside Finance Ltd.	4.600%	5/10/21	2,000	2,107

	Other Industrial (0.2%)
6	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	10,000	12,292
6	Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	20,000	21,388

	Technology (3.5%)
	Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,398
	Applied Materials Inc.	4.300%	6/15/21	10,000	11,036
	Broadcom Corp.	2.700%	11/1/18	5,000	5,143
	Cisco Systems Inc.	5.500%	2/22/16	15,311	17,847
	Cisco Systems Inc.	4.950%	2/15/19	26,800	31,434
	Cisco Systems Inc.	4.450%	1/15/20	33,000	37,798
	Corning Inc.	6.625%	5/15/19	2,000	2,436
	Dell Inc.	5.650%	4/15/18	11,750	13,823
	Dell Inc.	5.875%	6/15/19	3,250	3,904
	Dell Inc.	4.625%	4/1/21	5,000	5,609
	Dun & Bradstreet Corp.	6.000%	4/1/13	9,700	10,086
	Equifax Inc.	6.300%	7/1/17	5,000	5,810
	Fiserv Inc.	6.800%	11/20/17	5,000	6,031
	Google Inc.	2.125%	5/19/16	1,300	1,361
	Google Inc.	3.625%	5/19/21	12,850	14,120
	Hewlett-Packard Co.	3.000%	9/15/16	17,000	17,523
	Hewlett-Packard Co.	5.400%	3/1/17	2,500	2,819

	Hewlett-Packard Co.	5.500%	3/1/18	7,000	7,991
	Hewlett-Packard Co.	3.750%	12/1/20	35,000	35,223
	Hewlett-Packard Co.	4.300%	6/1/21	13,000	13,371
	Hewlett-Packard Co.	4.375%	9/15/21	15,000	15,563
	Hewlett-Packard Co.	4.650%	12/9/21	27,000	28,425
	Intel Corp.	3.300%	10/1/21	33,000	34,769
	International Business Machines Corp.	1.950%	7/22/16	15,550	16,031
	International Business Machines Corp.	1.250%	2/6/17	5,000	4,980
	International Business Machines Corp.	5.700%	9/14/17	35,601	42,881
	International Business Machines Corp.	7.625%	10/15/18	14,500	19,490
	International Business Machines Corp.	2.900%	11/1/21	8,000	8,254
	Lexmark International Inc.	6.650%	6/1/18	7,000	8,013
	Microsoft Corp.	1.625%	9/25/15	25,000	25,758
	Microsoft Corp.	4.200%	6/1/19	3,800	4,392
	Microsoft Corp.	3.000%	10/1/20	4,000	4,301
	Microsoft Corp.	4.000%	2/8/21	14,000	15,995
	Oracle Corp.	5.750%	4/15/18	28,410	34,580
	Oracle Corp.	5.000%	7/8/19	24,000	28,506
	Oracle Corp.	3.875%	7/15/20	18,000	20,090
	Pitney Bowes Inc.	5.750%	9/15/17	7,707	8,171
	Tyco Electronics Group SA	6.550%	10/1/17	2,990	3,571
	Xerox Corp.	2.950%	3/15/17	2,100	2,144
	Xerox Corp.	6.350%	5/15/18	5,000	5,904
	Xerox Corp.	5.625%	12/15/19	8,000	9,041
	Xerox Corp.	4.500%	5/15/21	4,000	4,174

	Transportation (1.3%)
5	American Airlines 2011-2 Class A Pass
	Through Trust	8.625%	4/15/23	6,793	7,150
	Burlington Northern Santa Fe LLC	8.125%	4/15/20	5,000	6,624
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,000	3,167
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	4,000	4,145
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	5,000	5,028
	Canadian National Railway Co.	5.800%	6/1/16	4,000	4,696
	Canadian National Railway Co.	5.550%	5/15/18	5,275	6,342
	Canadian National Railway Co.	5.550%	3/1/19	5,000	6,059
	Canadian National Railway Co.	2.850%	12/15/21	2,380	2,424
5	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	1/2/18	2,382	2,549
5	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	9/15/17	604	637
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,587	1,770
5	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	1,806	1,928
[3,5] Continental Airlines 2006-1 Class G Pass
	Through Trust	0.834%	6/2/15	4,307	4,184
5	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	11/10/19	4,634	5,214
5	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	5,500	5,431
	CSX Corp.	7.900%	5/1/17	5,000	6,234
	CSX Corp.	7.375%	2/1/19	3,375	4,291
	CSX Corp.	4.250%	6/1/21	10,000	10,877
[5,8] Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	1/2/23	2,183	2,309

5	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	8/10/22	2,411	2,619
5	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	12/17/19	6,141	6,970
5	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	7/2/18	13,489	14,636
5	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	5/23/19	4,766	5,040
6	ERAC USA Finance LLC	6.375%	10/15/17	6,370	7,449
6	ERAC USA Finance LLC	5.250%	10/1/20	3,750	4,137
6	ERAC USA Finance LLC	4.500%	8/16/21	5,000	5,198
	JB Hunt Transport Services Inc.	3.375%	9/15/15	4,920	5,102
3,5,8JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.848%	6/15/15	1,618	1,566
3,5,8JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.893%	9/15/15	2,540	2,416
3,5,8JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.952%	5/15/18	2,465	2,077
	Norfolk Southern Corp.	3.250%	12/1/21	5,000	5,136
	Ryder System Inc.	7.200%	9/1/15	16,000	18,481
	Ryder System Inc.	3.600%	3/1/16	9,755	10,281
	Ryder System Inc.	2.500%	3/1/17	2,000	2,013
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	4,257	4,821
	Union Pacific Corp.	4.000%	2/1/21	5,000	5,461
	United Parcel Service Inc.	5.500%	1/15/18	5,100	6,155
	United Parcel Service Inc.	3.125%	1/15/21	24,700	26,253
					6,772,002
Utilities (6.4%)
	Electric (4.6%)
	Ameren Illinois Co.	6.125%	11/15/17	5,000	5,887
	Ameren Illinois Co.	6.250%	4/1/18	7,625	9,028
	Appalachian Power Co.	4.600%	3/30/21	5,000	5,538
	Carolina Power & Light Co.	5.300%	1/15/19	6,985	8,330
	Carolina Power & Light Co.	3.000%	9/15/21	7,000	7,195
	Cleco Power LLC	6.650%	6/15/18	2,000	2,354
	CMS Energy Corp.	6.250%	2/1/20	7,635	8,418
	CMS Energy Corp.	5.050%	3/15/22	3,000	3,041
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,925
	Commonwealth Edison Co.	5.800%	3/15/18	13,500	16,355
	Commonwealth Edison Co.	4.000%	8/1/20	12,071	13,287
	Commonwealth Edison Co.	3.400%	9/1/21	2,100	2,233
	Connecticut Light & Power Co.	5.500%	2/1/19	10,475	12,455
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,500	2,581
	Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	5,000	6,548
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,890	17,606
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,985	3,421
	Consumers Energy Co.	6.125%	3/15/19	5,000	6,101
	Consumers Energy Co.	6.700%	9/15/19	12,790	16,312
	Detroit Edison Co.	3.450%	10/1/20	3,900	4,145
	Detroit Edison Co.	3.900%	6/1/21	11,290	12,372
	Dominion Resources Inc.	1.950%	8/15/16	3,350	3,407
	Dominion Resources Inc.	6.000%	11/30/17	5,000	6,051
	Dominion Resources Inc.	6.400%	6/15/18	2,000	2,467
	Dominion Resources Inc.	5.200%	8/15/19	2,000	2,337
	Duke Energy Carolinas LLC	5.300%	10/1/15	6,000	6,870
	Duke Energy Carolinas LLC	1.750%	12/15/16	2,875	2,940

	Duke Energy Carolinas LLC	4.300%	6/15/20	8,000	9,069
	Duke Energy Carolinas LLC	3.900%	6/15/21	6,815	7,488
	Duke Energy Indiana Inc.	3.750%	7/15/20	16,950	18,404
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	6,004
	Entergy Corp.	4.700%	1/15/17	3,500	3,666
	Entergy Louisiana LLC	4.800%	5/1/21	10,000	11,042
	Entergy Texas Inc.	7.125%	2/1/19	5,485	6,662
	FirstEnergy Solutions Corp.	4.800%	2/15/15	5,000	5,404
	Florida Power Corp.	5.800%	9/15/17	6,737	8,150
	Florida Power Corp.	5.650%	6/15/18	13,415	16,276
	Florida Power Corp.	3.100%	8/15/21	8,210	8,422
[5,6] FPL Energy Marcus Hook LP		7.590%	7/10/18	5,365	5,316
	Georgia Power Co.	5.400%	6/1/18	8,000	9,426
	Great Plains Energy Inc.	5.292%	6/15/22	5,000	5,454
6	Iberdrola Finance Ireland Ltd.	5.000%	9/11/19	6,435	6,367
	Indiana Michigan Power Co.	7.000%	3/15/19	5,000	6,207
6	ITC Holdings Corp.	6.050%	1/31/18	7,500	8,703
6	Kansas Gas & Electric Co.	6.700%	6/15/19	3,000	3,763
	Kentucky Utilities Co.	3.250%	11/1/20	5,000	5,241
	LG&E and KU Energy LLC	3.750%	11/15/20	2,500	2,542
6	LG&E and KU Energy LLC	4.375%	10/1/21	13,380	14,100
	Metropolitan Edison Co.	7.700%	1/15/19	5,000	6,308
	MidAmerican Energy Co.	5.300%	3/15/18	24,957	29,425
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	5,000	5,907
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	7,691	8,977
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	7,000	8,182
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	9,980	14,653
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	2,750	2,803
	Nevada Power Co.	6.500%	8/1/18	3,662	4,543
	Nevada Power Co.	7.125%	3/15/19	5,000	6,442
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,976	10,613
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	11,000	11,954
5	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,850	2,903
	NSTAR Electric Co.	5.625%	11/15/17	3,000	3,594
	NSTAR LLC	4.500%	11/15/19	7,000	7,732
	Ohio Power Co.	4.850%	1/15/14	5,000	5,314
	Ohio Power Co.	6.000%	6/1/16	4,000	4,641
	Pacific Gas & Electric Co.	5.625%	11/30/17	5,400	6,486
	Pacific Gas & Electric Co.	3.500%	10/1/20	28,000	29,691
	Pacific Gas & Electric Co.	4.250%	5/15/21	7,650	8,496
	Pacific Gas & Electric Co.	3.250%	9/15/21	5,000	5,196
	PacifiCorp	5.500%	1/15/19	11,244	13,487
	PacifiCorp	3.850%	6/15/21	5,615	6,123
	PacifiCorp	2.950%	2/1/22	2,975	3,002
	Peco Energy Co.	5.350%	3/1/18	8,633	10,271
	Pennsylvania Electric Co.	6.050%	9/1/17	7,000	7,968
	PG&E Corp.	5.750%	4/1/14	10,650	11,599
	Portland General Electric Co.	6.100%	4/15/19	3,000	3,665
	Potomac Electric Power Co.	4.950%	11/15/13	5,465	5,806
6	PPL WEM Holdings plc	3.900%	5/1/16	2,875	3,013
6	PPL WEM Holdings plc	5.375%	5/1/21	3,000	3,309
	Progress Energy Inc.	3.150%	4/1/22	5,000	4,986
	PSEG Power LLC	5.125%	4/15/20	4,000	4,485

Public Service Co. of Colorado	5.500%	4/1/14	7,000	7,637
Public Service Co. of Colorado	5.800%	8/1/18	10,200	12,347
Public Service Co. of Colorado	5.125%	6/1/19	2,500	2,951
Public Service Co. of Colorado	3.200%	11/15/20	5,000	5,286
Public Service Electric & Gas Co.	5.300%	5/1/18	3,000	3,586
Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,625
Puget Energy Inc.	6.500%	12/15/20	10,000	10,971
San Diego Gas & Electric Co.	3.000%	8/15/21	3,000	3,138
SCANA Corp.	6.250%	4/1/20	2,500	2,898
SCANA Corp.	4.750%	5/15/21	3,250	3,463
SCANA Corp.	4.125%	2/1/22	11,000	11,178
Sierra Pacific Power Co.	6.000%	5/15/16	2,500	2,932
Southern California Edison Co.	5.000%	1/15/16	4,000	4,551
Southern California Edison Co.	5.500%	8/15/18	4,625	5,630
Southern California Edison Co.	3.875%	6/1/21	5,000	5,516
Southwestern Electric Power Co.	5.550%	1/15/17	3,000	3,400
Southwestern Electric Power Co.	3.550%	2/15/22	4,505	4,534
6 SP PowerAssets Ltd.	5.000%	10/22/13	15,000	15,758
Tampa Electric Co.	6.100%	5/15/18	4,000	4,863
UIL Holdings Corp.	4.625%	10/1/20	7,000	7,273
Virginia Electric and Power Co.	5.950%	9/15/17	5,000	6,118
Virginia Electric and Power Co.	5.400%	4/30/18	7,001	8,393
Virginia Electric and Power Co.	5.000%	6/30/19	1,930	2,270
Virginia Electric and Power Co.	2.950%	1/15/22	6,000	6,107
5 Wisconsin Energy Corp.	6.250%	5/15/67	7,915	8,172
Wisconsin Power & Light Co.	5.000%	7/15/19	2,500	2,914
Xcel Energy Inc.	4.700%	5/15/20	3,250	3,686

Natural Gas (1.8%)
AGL Capital Corp.	5.250%	8/15/19	3,000	3,440
Atmos Energy Corp.	4.950%	10/15/14	6,420	6,982
Atmos Energy Corp.	8.500%	3/15/19	5,000	6,621
British Transco Finance Inc.	6.625%	6/1/18	7,500	9,085
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,000	3,281
DCP Midstream Operating LP	4.950%	4/1/22	5,000	5,165
El Paso Natural Gas Co.	5.950%	4/15/17	3,000	3,361
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	10,000	10,375
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	3,000	3,435
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	6,000	6,364
Enbridge Energy Partners LP	9.875%	3/1/19	4,500	6,045
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,826
5 Enbridge Energy Partners LP	8.050%	10/1/37	1,110	1,214
Energy Transfer Partners LP	5.950%	2/1/15	2,769	3,030
Energy Transfer Partners LP	9.700%	3/15/19	4,432	5,697
Energy Transfer Partners LP	9.000%	4/15/19	2,334	2,931
Energy Transfer Partners LP	5.200%	2/1/22	15,000	15,914
Enterprise Products Operating LLC	6.650%	4/15/18	15,000	18,174
6 Gulf South Pipeline Co. LP	6.300%	8/15/17	7,000	8,070
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,968
Kinder Morgan Energy Partners LP	6.850%	2/15/20	10,100	12,209
Magellan Midstream Partners LP	6.550%	7/15/19	14,300	17,172
6 Mega Advance Investments Ltd.	5.000%	5/12/21	2,000	2,098
Nisource Finance Corp.	6.400%	3/15/18	4,963	5,851
Nisource Finance Corp.	6.800%	1/15/19	1,500	1,799
Nisource Finance Corp.	4.450%	12/1/21	5,000	5,262
ONEOK Partners LP	6.150%	10/1/16	12,515	14,585
ONEOK Partners LP	8.625%	3/1/19	2,000	2,616

	Plains All American Pipeline LP / PAA
	Finance Corp.	6.500%	5/1/18	5,000	6,043
	Plains All American Pipeline LP / PAA
	Finance Corp.	5.750%	1/15/20	5,000	5,796
	Sempra Energy	6.500%	6/1/16	8,000	9,508
	Sempra Energy	6.150%	6/15/18	10,009	12,135
	Sempra Energy	9.800%	2/15/19	4,340	6,054
	Southern California Gas Co.	5.500%	3/15/14	8,179	8,896
	TransCanada PipeLines Ltd.	6.500%	8/15/18	13,000	16,311
	TransCanada PipeLines Ltd.	3.800%	10/1/20	25,732	28,025
5	TransCanada PipeLines Ltd.	6.350%	5/15/67	4,000	4,160
	Williams Partners LP	5.250%	3/15/20	12,000	13,492
	Williams Partners LP / Williams Partners
	Finance Corp.	7.250%	2/1/17	10,750	13,077
					1,100,748
Total Corporate Bonds (Cost $12,281,356)					13,272,951
Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)
6	Abu Dhabi National Energy Co.	6.165%	10/25/17	1,000	1,117
	Asian Development Bank	1.125%	3/15/17	4,000	4,046
	Asian Development Bank	1.875%	10/23/18	3,000	3,093
6	Banco del Estado de Chile	4.125%	10/7/20	2,500	2,567
	Banco do Brasil SA	3.875%	1/23/17	1,115	1,140
6	Banco do Nordeste do Brasil SA	4.375%	5/3/19	1,000	993
6	Bank of China Hong Kong Ltd.	5.550%	2/11/20	1,500	1,604
6	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	3,000	3,288
6	CEZ AS	4.250%	4/3/22	3,000	3,007
	China Development Bank Corp.	5.000%	10/15/15	1,500	1,648
6	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	2,500	2,500
6	Corp Financiera de Desarrollo SA	4.750%	2/8/22	500	522
6	Corp Nacional del Cobre de Chile	3.750%	11/4/20	2,500	2,611
	Corp. Andina de Fomento	3.750%	1/15/16	7,500	7,808
	Ecopetrol SA	7.625%	7/23/19	3,000	3,770
	European Investment Bank	2.125%	7/15/16	10,000	10,317
	European Investment Bank	2.875%	9/15/20	20,000	20,528
	Export-Import Bank of Korea	5.875%	1/14/15	3,000	3,278
	Export-Import Bank of Korea	4.125%	9/9/15	2,000	2,103
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,004
	Federative Republic of Brazil	6.000%	1/17/17	1,000	1,188
	Federative Republic of Brazil	5.875%	1/15/19	15,000	18,097
	Federative Republic of Brazil	4.875%	1/22/21	19,500	22,360
6	Government of Bermuda	5.603%	7/20/20	2,300	2,647
	Government of the Cayman Islands	5.950%	11/24/19	500	543
6	Industrial Bank of Korea	7.125%	4/23/14	1,700	1,859
	Inter-American Development Bank	1.375%	10/18/16	3,000	3,069
	International Finance Corp.	1.000%	4/24/17	6,700	6,714
6	IPIC GMTN Ltd.	5.500%	3/1/22	800	835
9	Japan Bank for International Cooperation	2.500%	5/18/16	8,000	8,389
9	Japan Bank for International Cooperation	2.125%	2/7/19	5,000	5,031
10 KFW		0.625%	4/24/15	25,000	24,920
10 KFW		1.250%	2/15/17	20,000	20,116
	Korea Development Bank	8.000%	1/23/14	5,000	5,482
	Korea Development Bank	3.875%	5/4/17	5,000	5,174
6	Korea East-West Power Co. Ltd.	5.250%	11/15/12	5,000	5,063
	Korea Finance Corp.	3.250%	9/20/16	1,000	1,012
	Korea Finance Corp.	4.625%	11/16/21	2,000	2,063

6	Kowloon Canton Railway Corp.	5.125%	5/20/19	2,500	2,823
[10] Landwirtschaftliche Rentenbank		2.125%	7/15/16	5,000	5,204
	Pemex Project Funding Master Trust	5.750%	3/1/18	5,000	5,681
6	Pertamina Persero PT	6.000%	5/3/42	1,000	978
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	9,500	9,936
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	3,000	3,080
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	20,830	23,446
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	25,775	28,092
	Petroleos Mexicanos	4.875%	3/15/15	3,000	3,264
	Petroleos Mexicanos	6.000%	3/5/20	2,000	2,293
	Petroleos Mexicanos	5.500%	1/21/21	6,500	7,229
6	Petroleos Mexicanos	4.875%	1/24/22	20,000	21,284
[5,6] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	263	274
6	Petronas Capital Ltd.	5.250%	8/12/19	2,000	2,265
	Province of British Columbia	1.200%	4/25/17	3,000	3,005
	Province of British Columbia	2.650%	9/22/21	1,500	1,557
	Province of New Brunswick	2.750%	6/15/18	2,500	2,662
	Province of Ontario	3.000%	7/16/18	15,000	16,096
	Province of Ontario	4.000%	10/7/19	8,500	9,529
6,11 Qatari Diar Finance QSC		3.500%	7/21/15	500	521
6	Qtel International Finance Ltd.	4.750%	2/16/21	1,500	1,569
	Quebec	2.750%	8/25/21	8,000	8,150
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	2,725	2,929
	Republic of Canada	0.875%	2/14/17	5,000	4,984
	Republic of Chile	3.250%	9/14/21	4,700	4,888
	Republic of Columbia	7.375%	1/27/17	6,000	7,425
	Republic of Columbia	7.375%	3/18/19	3,000	3,888
	Republic of Columbia	4.375%	7/12/21	11,200	12,365
6	Republic of Indonesia	5.875%	3/13/20	1,450	1,651
	Republic of Italy	3.125%	1/26/15	2,000	1,965
	Republic of Italy	4.750%	1/25/16	1,000	1,013
	Republic of Italy	5.375%	6/12/17	3,000	3,034
	Republic of Korea	4.250%	6/1/13	5,000	5,157
	Republic of Korea	7.125%	4/16/19	3,000	3,777
6	Republic of Namibia	5.500%	11/3/21	500	519
	Republic of Panama	7.250%	3/15/15	2,250	2,610
	Republic of Panama	5.200%	1/30/20	3,000	3,478
	Republic of Peru	7.125%	3/30/19	2,000	2,565
	Republic of Poland	3.875%	7/16/15	3,000	3,157
	Republic of Poland	6.375%	7/15/19	2,000	2,350
	Republic of Poland	5.125%	4/21/21	7,000	7,560
	Republic of Poland	5.000%	3/23/22	2,000	2,139
6	Republic of Romania	6.750%	2/7/22	1,000	1,049
	Republic of South Africa	5.500%	3/9/20	8,000	9,130
	Republic of South Africa	4.665%	1/17/24	4,000	4,210
6	Russian Federation	4.500%	4/4/22	2,000	2,075
6	Russian Federation	5.625%	4/4/42	300	316
	State of Israel	5.125%	3/26/19	2,550	2,846
6	State of Qatar	5.250%	1/20/20	1,000	1,115
6	TDIC Finance Ltd.	6.500%	7/2/14	2,600	2,821
	United Mexican States	6.625%	3/3/15	1,000	1,142
	United Mexican States	5.625%	1/15/17	5,000	5,825
	United Mexican States	5.125%	1/15/20	17,000	19,865
	United Mexican States	3.625%	3/15/22	20,000	20,839
Total Sovereign Bonds (Cost $499,843)					520,131

Taxable Municipal Bonds (0.3%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	1,850	2,175
California GO	5.750%	3/1/17	10,000	11,557
3 Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.019%	10/15/12	14,210	14,209
Illinois GO	5.365%	3/1/17	4,500	4,978
Johns Hopkins University Maryland GO	5.250%	7/1/19	1,400	1,677
Louisiana Local Government Environmental
Facility & Community Development
Authority Revenue	3.220%	2/1/21	12,000	12,654
Louisiana Local Government Environmental
Facility & Community Development
Authority Revenue	3.450%	2/1/22	5,475	5,855
Total Taxable Municipal Bonds (Cost $49,668)				53,105
Tax-Exempt Municipal Bonds (0.0%)
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/161	1,825	1,849
Total Tax-Exempt Municipal Bonds (Cost $1,766)				1,849
			Shares
Convertible Preferred Stocks (0.0%)
7 Lehman Brothers Holdings Inc. Pfd.			8,740	3
Total Convertible Preferred Stocks (Cost $8,740)				3
Preferred Stocks (0.0%)
Aspen Insurance Holdings Ltd. Pfd.	7.401%		76,950	1,956
3 Southern California Edison Co. Pfd.	4.580%		47,516	4,729
Total Preferred Stocks (Cost $6,643)				6,685
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
[12] Vanguard Market Liquidity Fund (Cost
$266,584)	0.137%	266,584,000		266,584
Total Investments (99.6%) (Cost $15,969,784)				17,087,857
Other Assets and Liabilities-Net (0.4%)				73,065
Net Assets (100%)				17,160,922

1 Securities with a value of $9,346,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $734,000 have been segregated as collateral for open swap contracts.
3 Adjustable-rate security.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the aggregate value of these securities was $1,574,139,000, representing 9.2% of net assets.
7 Non-income-producing security--security in default.
8 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
9 Guaranteed by the Government of Japan.
10Guaranteed by the Federal Republic of Germany.
11Guaranteed by the State of Qatar.
12Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

13Non-income-producing security—issuer has suspended all payments until May 1, 2012.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,057,560	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,908,989	—
Corporate Bonds	—	13,272,924	27
Sovereign Bonds	—	520,131	—
Taxable Municipal Bonds	—	53,105	—
Tax-Exempt Municipal Bonds	—	1,849	—
Convertible Preferred Stocks	3	—	—
Preferred Stocks	6,685	—	—
Temporary Cash Investments	266,584	—	—
Futures Contracts—Assets[1]	186	—	—
Futures Contracts—Liabilities[1]	(208)	—	—
Swap Contracts—Assets	—	36,953	—
Swap Contracts—Liabilities	—	(174)	—
Total	273,250	16,851,337	27
1 Represents variation margin on the last day of the reporting period.

Intermediate-Term Investment-Grade Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2012	5,131	635,202	3,416
10-Year U.S. Treasury Note	June 2012	(1,363)	(180,300)	(951)
30-Year U.S. Treasury Bond	June 2012	439	62,722	(1)
2-Year U.S. Treasury Note	June 2012	(262)	(57,783)	(7)
Ultra Long U.S. Treasury Bond	June 2012	165	26,039	453

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller

Intermediate-Term Investment-Grade Fund

of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At April 30, 2012, the fund had the following open swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Bank of America Corp./A2	3/20/15	DBAG	4,400	101	1.000	(73)
Burlington Northern/A3	6/20/12	DBAG	5,000	—	0.400	3
HSBC Finance Corp./A3	9/20/16	DBAG	4,100	154	1.000	51
Johnson & Johnson/Aaa	9/20/12	UBSAG	2,160	—	0.080	—
Johnson & Johnson/Aaa	9/20/12	GSCM	5,400	—	0.070	1
Metlife Inc./A3	3/20/15	DBAG	18,000	1,086	1.000	300
UnitedHealth Group Inc./A3	3/20/17	DBAG	5,000	2	1.000	30
Credit Protection Purchased
Bank of America Corp.	12/20/14	DBAG	3,130	(73)	(1.000)	78
Bank of America Corp.	12/20/14	BARC	3,130	(68)	(1.000)	79
Danske Bank A/S	12/20/15	BARC	2,645	(16)	(1.000)	160
Federative Republic of Brazil	12/20/15	BOANA	1,500	(19)	(1.000)	(14)
Morgan Stanley	9/20/15	BARC	4,400	(242)	(1.000)	167
United Mexican States	12/20/15	BOANA	1,500	(23)	(1.000)	(16)
Wells Fargo	3/20/15	GSCM	4,400	(37)	(1.000)	(71)
						695

1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.
DBAG—Deutsche Bank AG.

Intermediate-Term Investment-Grade Fund

GSCM—Goldman Sachs Bank USA.
UBSAG—UBS AG.

Interest Rate Swaps
Termination	Counterparty[1]	Notional	Fixed Interest	Floating Interest	Unrealized
Date		Amount	Rate Received	Rate Received	Appreciation
		($000)	(Paid)	(Paid)	(Depreciation)
			(%)	(%)	($000)
5/15/12	BOANA	875	1.349	(0.240) [2]	—
7/15/12	BARC	16,105	1.683	(0.240) [2]	47
7/15/12	WFC	1,485	1.450	(0.240) [2]	4
7/15/12	WFC	1,270	1.590	(0.240) [2]	3
7/15/12	WFC	4,085	1.450	(0.240) [2]	10
7/15/12	JPMC	11,950	1.370	(0.240) [2]	27
9/6/12	WFC	5,800	0.553	(0.241) [2]	6
10/15/12	BOANA	10,550	1.746	(0.240) [2]	72
12/6/12	BARC	12,750	2.325	(0.476) [3]	139
12/15/12	WFC	7,280	1.763	(0.240) [2]	68
12/15/12	WFC	37,130	1.715	(0.240) [2]	334
1/15/13	WFC	6,820	1.770	(0.467) [3]	62
2/15/13	WFC	11,800	1.705	(0.240) [2]	132
2/15/13	WFC	725	1.890	(0.240) [2]	9
2/15/13	WFC	10,170	1.725	(0.240) [2]	116
2/15/13	WFC	234	0.801	(0.240) [2]	1
2/15/13	WFC	1,450	0.910	(0.240) [2]	8
2/20/13	WFC	6,220	1.926	(0.240) [2]	82
2/20/13	WFC	5,135	0.799	(0.240) [2]	21
6/2/13	BOANA	4,307	0.755	(0.484) [3]	12
9/15/13	GSCM	12,000	1.254	(0.240) [2]	153
9/15/13	WFC	4,374	0.698	(0.240) [2]	23
10/15/13	WFC	3,430	1.023	(0.240) [2]	35
10/15/13	WFC	4,000	0.410	(0.240) [2]	5
12/1/13	GSCM	2,540	2.584	(0.488) [3]	82

Intermediate-Term Investment-Grade Fund

12/1/13	WFC	13,486	2.582	(0.488) [3]	436
12/1/13	GSCM	41,858	2.584	(0.488) [3]	1,355
2/14/14	WFC	21,200	1.022	(0.240) [2]	249
3/6/14	GSCM	18,138	2.448	(0.241) [2]	693
5/15/14	GSCM	1,000	1.528	(0.240) [2]	23
5/16/14	WFC	8,640	1.083	(0.498) [3]	94
6/15/14	WFC	4,400	2.338	(0.240) [2]	180
6/15/14	WFC	40	2.577	(0.240) [2]	2
6/15/14	WFC	1,200	1.150	(0.240) [2]	19
8/15/14	JPMC	3,505	1.501	(0.240) [2]	87
8/15/14	GSCM	620	1.350	(0.240) [2]	13
9/22/14	BOANA	18,000	0.553	(0.240) [2]	55
10/15/14	WFC	6,455	1.130	(0.240) [2]	110
12/15/14	GSCM	4,250	0.553	(0.240) [2]	811
2/15/15	BOANA	2,790	1.799	(0.240) [2]	101
2/15/15	WFC	8,600	1.634	(0.240) [2]	273
2/15/15	WFC	9,600	1.868	(0.240) [2]	367
2/17/15	GSCM	17,670	2.555	(0.495) [3]	940
2/20/15	BARC	9,200	0.536	(0.240) [2]	13
3/24/15	GSCM	1,520	2.910	(0.240) [2]	105
8/15/15	GSCM	57,710	1.588	(0.240) [2]	1,880
10/21/15	WFC	40,850	1.485	(0.466) [3]	1,021
5/19/16	WFC	11,900	1.454	(0.493) [3]	222
6/1/16	WFC	6,225	2.910	(0.488) [3]	506
7/18/16	GSCM	27,900	1.876	(0.466) [3]	945
9/30/16	WFC	370	1.409	(0.470) [3]	7
10/25/16	WFC	25,700	1.714	(0.466) [3]	833
1/15/17	BARC	1,130	2.971	(0.240) [2]	107
2/15/17	WFC	17,000	3.373	(0.240) [2]	1,939
2/15/17	GSCM	365	3.433	(0.240) [2]	43
2/15/17	BARC	1,490	3.180	(0.240) [2]	156

Intermediate-Term Investment-Grade Fund

2/15/17	WFC	950	2.407	(0.240) [2]	65
2/15/17	WFC	5,700	2.407	(0.240) [2]	392
2/15/17	BARC	1,145	2.287	(0.240) [2]	72
2/15/17	BOANA	58,800	1.875	(0.240) [2]	2,578
9/15/17	GSCM	24,600	3.520	(0.240) [2]	3,135
9/15/17	BARC	5,400	3.363	(0.240) [2]	643
9/15/17	GSCM	14,800	2.533	(0.240) [2]	1,121
9/15/17	WFC	1,100	2.345	(0.240) [2]	72
1/25/19	GSCM	9,200	2.782	(0.466) [3]	698
4/25/19	WFC	21,200	2.053	(0.466) [3]	950
4/25/19	WFC	5,500	2.756	(0.466) [3]	391
4/25/20	JPMC	35,700	3.024	(0.466) [3]	3,487
4/25/20	GSCM	6,000	2.794	(0.466) [3]	439
6/25/21	GSCM	5,720	3.143	(0.474) [3]	575
10/25/21	WFC	6,500	3.328	(0.466) [3]	741
11/25/22	UBSAG	4,376	2.491	(0.491) [3]	220
11/25/22	BARC	25,900	2.758	(0.491) [3]	2,030
1/25/23	WFC	3,000	3.144	(0.466) [3]	305
7/25/23	BARC	24,625	3.483	(0.466) [3]	3,134
					36,084

1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.
WFC—Wells Fargo Bank N.A.
2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on three-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2012, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

E. At April 30, 2012, the cost of investment securities for tax purposes was $15,980,726,000. Net unrealized appreciation of investment securities for tax purposes was $1,107,131,000, consisting of

Intermediate-Term Investment-Grade Fund

unrealized gains of $1,188,387,000 on securities that had risen in value since their purchase and $81,256,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2012

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 15, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.